UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: March 31

Date of reporting period: October 1, 2013 – December 31, 2013

Item 1.  Schedule of Investments.

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2013 (Unaudited)

AFA

Shares	Security Description					Value

Long Positions - 81.9%
Equity Securities - 38.2%
Common Stock - 36.6%
Consumer Discretionary - 7.5%
120,000	Apollo Group, Inc., Class A (a)					$3,278,400
130,000	Bed Bath & Beyond, Inc. (a)(b)					10,439,000
281,400	CarMax, Inc. (a)(b)(c)					13,231,428
243,000	Coach, Inc. (b)(d)					13,639,590
500,336	CVS Caremark Corp. (b)(c)					35,809,048
290,000	DIRECTV (a)(b)(d)					20,036,100
105,000	eBay, Inc. (a)(c)(d)					5,763,450
19,570	Google, Inc., Class A (a)(b)(c)					21,932,295
5,855	Hanesbrands, Inc.					411,431
783,100	Hertz Global Holdings, Inc. (a)(b)(d)					22,412,322
279,285	Kohl's Corp. (b)(d)					15,849,424
700	Nu Skin Enterprises, Inc., Class A (b)					96,754
198,381	Office Depot, Inc. (a)					1,049,435
7,000	PetMed Express, Inc. (b)					116,410
204,000	Robert Half International, Inc. (b)					8,565,960
314,650	Target Corp. (b)					19,907,905
11,400	The Goodyear Tire & Rubber Co. (b)					271,890
138,700	The Walt Disney Co. (b)(c)					10,596,680
110,000	Viacom, Inc., Class B					9,607,400
241,700	Walgreen Co. (b)					13,883,248
219,900	Wal-Mart Stores, Inc. (b)(c)					17,303,931
60,500	Weight Watchers International, Inc. (b)(c)(d)					1,992,265
						246,194,366

Consumer Staples - 7.1%
55,000	Aggreko PLC					1,562,275
270,000	Avon Products, Inc.					4,649,400
32,325	BioScrip, Inc. (a)					239,205
70,000	Campbell Soup Co. (b)					3,029,600
270,000	Express Scripts Holding Co. (a)					18,964,800
166,001	Great Lakes Dredge & Dock Corp. (a)					1,527,209
8,477	Herbalife, Ltd.					667,140
375,000	Molson Coors Brewing Co., Class B					21,056,250
180,000	Nestle SA, ADR					13,246,200
24,600	Omega Protein Corp. (a)(b)					302,334
510,000	PepsiCo, Inc. (b)(c)(d)					42,299,400
146,010	Philip Morris International, Inc. (c)(d)					12,721,851
50,200	Sciclone Pharmaceuticals, Inc. (a)(b)					253,008
1,046,000	Sysco Corp.					37,760,600
90,000	The Clorox Co.					8,348,400
670,000	The Coca-Cola Co. (c)(d)					27,677,700
370,000	The Procter & Gamble Co. (c)(d)					30,121,700
16,600	The Providence Service Corp. (a)(b)					426,952
410,000	The Western Union Co.					7,072,500
183,879	TherapeuticsMD, Inc. (a)					958,010
						232,884,534

Energy - 2.2%
225,000	Apache Corp. (c)(d)					19,336,500
100,000	ConocoPhillips (c)					7,065,000
406,200	Enbridge, Inc.					17,742,816
120,000	Exxon Mobil Corp. (d)					12,144,000
29,385	Ocean Rig UDW, Inc. (a)					565,661
400,000	Spectra Energy Corp.					14,248,000
93,000	Vaalco Energy, Inc. (a)(b)					640,770
						71,742,747

Financial - 6.7%
164,000	American Express Co. (b)(c)					14,879,720
365,100	American International Group, Inc. (b)					18,638,355
52,100	Aon PLC (b)					4,370,669
200,000	Bancorp, Inc. (a)					3,582,000
1,148,600	Bank of America Corp. (b)(c)					17,883,702
144	Berkshire Hathaway, Inc., Class A (a)(b)					25,617,600
171,700	Berkshire Hathaway, Inc., Class B (a)(b)(c)(d)					20,356,752
28,401	DFC Global Corp. (a)					325,191
15,298	Digital Realty Trust, Inc. REIT					751,438
470	Fairfax Financial Holdings, Ltd.					188,028
13,100	First Interstate Bancsystem, Inc. (b)					371,647
177,690	Franklin Resources, Inc. (b)					10,258,044
324,500	JPMorgan Chase & Co. (b)					18,976,760
433,700	Leucadia National Corp. (b)					12,291,058
12,148	Rayonier, Inc. REIT					511,431
200,000	Resource America, Inc., Class A					1,872,000
484,600	The Bank of New York Mellon Corp. (b)(c)					16,931,924
62,900	The Goldman Sachs Group, Inc. (b)(c)					11,149,654
72,500	The Travelers Cos., Inc. (b)					6,564,150
392,350	Wells Fargo & Co. (b)(c)					17,812,690
375,000	WR Berkley Corp.					16,271,250
						219,604,063

Healthcare - 2.8%
200,700	Abbott Laboratories (b)					7,692,831
103,000	Becton Dickinson and Co.					11,380,470
100,000	CR Bard, Inc.					13,394,000
130,000	Johnson & Johnson (c)					11,906,700
250,000	Medtronic, Inc. (c)(d)					14,347,500
190,000	Novartis AG, ADR					15,272,200
170,000	Stryker Corp.					12,773,800
50,000	WellPoint, Inc.					4,619,500
						91,387,001

Industrial - 2.0%
3,700	Alliant Techsystems, Inc. (b)					450,216
95,000	CH Robinson Worldwide, Inc.					5,542,300
34,965	Covanta Holding Corp.					620,629
12,195	EnPro Industries, Inc. (a)					703,042
565,600	Expeditors International of Washington, Inc. (b)					25,027,800
3,300	Huntington Ingalls Industries, Inc. (b)					297,033
21,637	ITT Corp.					939,478
76,283	Quality Distribution, Inc. (a)					978,711
35,768	Rock-Tenn Co., Class A (b)					3,755,997
98,975	The Boeing Co. (b)					13,509,098
96,460	Trinity Industries, Inc. (b)					5,258,999
51,470	Tutor Perini Corp. (a)					1,353,661
50,350	United Parcel Service, Inc., Class B (b)					5,290,778
						63,727,742

Information Technology - 4.9%
177,700	Accenture PLC, Class A (b)					14,610,494
38,083	Apple, Inc. (b)(d)					21,368,752
120,000	Blackberry, Ltd. (a)					894,000
162,500	Check Point Software Technologies, Ltd. (a)					10,484,500
1,087,000	Corning, Inc. (b)					19,370,340
102,400	Electronic Arts, Inc. (a)(b)					2,349,056
325,000	EMC Corp.					8,173,750
55,691	Formfactor, Inc. (a)					335,260
110,000	Hewlett-Packard Co.					3,077,800
115,540	International Business Machines Corp. (b)					21,671,838
29,000	Intuit, Inc. (b)					2,213,280
880,000	Microsoft Corp. (d)					32,938,400
17,175	Omnivision Technologies, Inc. (a)					295,410
460,000	Oracle Corp. (d)					17,599,600
32,000	QUALCOMM, Inc. (b)(d)					2,376,000
14,772	Silicon Graphics International Corp. (a)					198,093
53,047	Skyworks Solutions, Inc. (a)					1,515,022
22,612	Verint Systems, Inc. (a)					970,394
						160,441,989

Materials - 1.1%
6,596	Ashland, Inc.					640,076
51,699	Constellium NV, Class A (a)					1,203,036
277,000	Franco-Nevada Corp.					11,284,980
2,800	PH Glatfelter Co. (b)					77,392
68,000	Praxair, Inc.					8,842,040
35,900	Resolute Forest Products (a)(b)					575,118
210,000	Royal Gold, Inc.					9,674,700
43,600	Sigma-Aldrich Corp.					4,098,836
						36,396,178

Telecommunication Services - 2.2%
8,985	BroadSoft, Inc. (a)					245,650
820,000	Cisco Systems, Inc. (c)					18,409,000
20,593	Comverse, Inc. (a)					799,008
74,708	Lee Enterprises, Inc. (a)					259,237
106,800	News Corp., Class A (a)					1,924,536
895,064	Orange SA, ADR					11,054,041
136,984	Parkervision, Inc. (a)					623,277
760,000	Twenty-First Century Fox, Inc. (c)(d)					26,736,800
301,000	Vodafone Group PLC, ADR (b)					11,832,310
						71,883,859

Utilities - 0.1%
49,903	Dynegy, Inc. (a)(b)					1,073,912
Total Common Stock (Cost $844,212,081)						1,195,336,391
Shares	Security Description	Rate				Value

Preferred Stock - 1.6%
Consumer Staples - 0.2%
30,759	Bunge, Ltd. (b)	4.88%				3,306,593
9,472	Post Holdings, Inc. (b)(e)	3.75				1,125,463
7,598	Post Holdings, Inc. (b)(e)	2.50				760,275
1,362	Universal Corp. (b)	6.75				1,695,431
						6,887,762
Energy - 0.3%
1,147	Chesapeake Energy Corp. (b)(e)	5.75				1,331,954
1,247	Chesapeake Energy Corp. (b)(e)	5.75				1,458,211
8,284	Energy XXI Bermuda, Ltd. (b)	5.63				2,450,251
12,435	Penn Virginia Corp., Series A (b)	6.00				2,136,582
40,854	Sanchez Energy Corp., Series A (b)(e)	4.88				2,553,375
6,620	Sanchez Energy Corp., Series B (e)	6.50				432,948
10,736	SandRidge Energy, Inc. (b)	7.00				1,066,890
						11,430,211
Financial - 0.6%
49,588	2010 Swift Mandatory Common Exchange Security Trust (e)	6.00				884,154
116,902	Alexandria Real Estate Equities, Inc. REIT, Series D (b)	7.00				2,934,240
3,408	AMG Capital Trust I (b)	5.10				247,719
37,766	AMG Capital Trust II (b)	5.15				2,398,141
973	Bank of America Corp., Series L (b)	7.25				1,032,839
50,260	Health Care REIT, Inc., Series I (b)	6.50				2,576,328
39,268	iStar Financial, Inc. REIT, Series J (b)	4.50				2,444,433
14,563	KeyCorp, Series A (b)	7.75				1,878,627
15,413	Lexington Realty Trust REIT, Series C	6.50				684,433
1,343	OFG Bancorp, Series C (b)	8.75				2,231,059
1,375	Wells Fargo & Co., Series L	7.50				1,519,375
1,571	Wintrust Financial Corp., Series C (b)	5.00				1,944,505
						20,775,853
Healthcare - 0.2%
4,829	Alere, Inc., Series B (b)	3.00				1,382,543
70	HealthSouth Corp. (b)(e)	6.50				87,342
1,656	HealthSouth Corp., Series A (b)	6.50				2,066,274
27,049	Omnicare Capital Trust II, Series B (b)	4.00				2,009,232
						5,545,391
Industrial - 0.1%
38,297	Continental Airlines Finance Trust II (b)	6.00				1,864,585
Materials - 0.1%
80,697	ArcelorMittal, Series MTUS (b)	6.00				2,098,122
Telecommunication Services - 0.0%
11,940	Iridium Communications, Inc. (b)(e)	7.00				1,086,540
Utilities - 0.1%
64,296	CenterPoint Energy, Inc. (b)(f)	3.72				3,415,725
Total Preferred Stock (Cost $40,254,752)						53,104,189
Total Equity Securities (Cost $884,466,833)						1,248,440,580
Principal	Security Description	Rate		Maturity		Value

Fixed Income Securities - 33.4%
Asset Backed Obligations - 8.6%
$2,020,000	321 Henderson Receivables I, LLC, Series 2013-3A B (e)	5.54%		01/15/75		1,972,363
2,756,868	ACE Securities Corp. Home Equity Loan Trust, Series 2006-ASP3 A2C (g)	0.31		06/25/36		2,055,267
1,775,000	ACE Securities Corp. Home Equity Loan Trust, Series 2006-HE1 A2D (g)	0.46		02/25/36		1,385,025
493,738	ACE Securities Corp. Home Equity Loan Trust, Series 2007-HE1 A2A (g)	0.25		01/25/37		282,029
940,850	ACS Pass Through Trust, Series 2007-1A G1 (b)(e)(g)	0.48		06/14/37		874,990
1,521,552	Adjustable Rate Mortgage Trust, Series 2005-11 2A41 (g)	2.66		02/25/36		1,451,966
99,595	Adjustable Rate Mortgage Trust, Series 2005-12 2A1 (g)	2.79		03/25/36		76,074
126,926	Adjustable Rate Mortgage Trust, Series 2005-3 8A32 (b)(g)	0.48		07/25/35		124,244
1,260,094	Adjustable Rate Mortgage Trust, Series 2006-1 2A1 (g)	3.06		03/25/36		958,244
67,644	Adjustable Rate Mortgage Trust, Series 2006-1 3A3 (g)	2.85		03/25/36		50,498
400,000	Alm Loan Funding, Series 2012-7A A1 (e)(g)	1.66		10/19/24		399,714
857,557	Alta Wind Holdings, LLC (e)	7.00		06/30/35		911,489
2,000,000	American Airlines 2013-2 Class A Pass Through Trust (b)(e)	4.95		01/15/23		2,071,250
219,828	American Home Mortgage Assets Trust, Series 2007-4 A2 (g)	0.35		08/25/37		202,017
978,410	ARES XII CLO, Ltd., Series 2007-12A A (e)(g)	0.87		11/25/20		973,872
1,300,000	ARES XXVI CLO, Ltd., Series 2013-1A E (e)(g)	5.24		04/15/25		1,221,731
1,196,399	Asset Backed Funding Certificates, Series 2007-NC1 M2 (e)(g)	1.41		05/25/37		8,475
1,406,489	Asset Backed Funding Certificates, Series 2007-WMC1 A2B (g)	1.16		06/25/37		950,261
2,035,000	Astoria Depositor Corp. (e)	8.14		05/01/21		1,994,300
1,140,000	Avalon IV Capital, Ltd., Series 2012-1A C (b)(e)(g)	3.84		04/17/23		1,142,124
751,160	AWAS Aviation Capital, Ltd. (e)	7.00		10/17/16		781,206
500,000	Axis Equipment Finance Receivables, LLC, Series 2012-1I D (b)(h)	5.50		11/20/15		492,529
500,000	Axis Equipment Finance Receivables, LLC, Series 2012-1I E1 (b)(h)	6.25		04/20/16		470,029
550,000	Axis Equipment Finance Receivables, LLC, Series 2012-1I E2 (b)(h)	7.00		03/20/17		489,532
1,142,488	Banc of America Alternative Loan Trust, Series 2005-2 4A1	5.50		03/25/20		1,198,418
227,459	Banc of America Alternative Loan Trust, Series 2005-8 2CB1	6.00		09/25/35		211,478
53,581	Banc of America Funding Corp., Series 2006-E 2A1 (g)	2.90		06/20/36		44,257
225,846	Banc of America Funding Corp., Series 2006-F 1A1 (g)	2.76		07/20/36		218,147
53,889	Banc of America Funding Corp., Series 2006-G 2A3 (b)(g)	0.34		07/20/36		53,634
183,282	Banc of America Funding Corp., Series 2006-H 6A1 (g)	0.36		10/20/36		132,399
117,012	Banc of America Funding Corp., Series 2007-E 4A1 (g)	2.68		07/20/47		91,657
2,828,441	Banc of America Funding Trust, Series 2006-3 5A3	5.50		03/25/36		2,700,641
1,563,208	Bayview Commercial Asset Trust, Series 2004-3 A1 (e)(g)	0.53		01/25/35		1,438,309
3,700,000	Bayview Commercial Asset Trust, Series 2008-4 A3 (e)(g)	2.91		07/25/38		3,515,130
1,225,000	Bayview Commercial Mortgage Pass-Through Trust, Series 2006-SP1 M1 (b)(e)(g)	0.61		04/25/36		1,023,562
58,712	Bayview Financial Mortgage Pass-Through Trust, Series 2005-D AF3 (b)(g)	5.50		12/28/35		59,837
2,423,728	BCAP, LLC, Series 2013-RR2 6A1 (e)(g)	3.00		06/26/37		2,432,467
87,765	Beacon Container Finance, LLC, Series 2012-1A A (b)(e)	3.72		09/20/27		88,012
2,800,797	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2 A1 (g)	2.60		03/25/35		2,826,477
205,647	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-5 1A1 (g)	2.68		08/25/47		150,488
214,447	Bear Stearns ALT-A Trust, Series 2005-4 1A1 (g)	0.60		04/25/35		195,980
194,129	Bear Stearns Alt-A Trust, Series 2005-8 11A1 (g)	0.70		10/25/35		167,729
412,601	Bear Stearns Alt-A Trust, Series 2006-1 22A1 (g)	2.48		02/25/36		304,916
1,938,290	Bear Stearns Alt-A Trust, Series 2006-2 21A1 (g)	2.71		03/25/36		1,274,325
185,400	Bear Stearns Alt-A Trust, Series 2006-2 23A1 (g)	2.70		03/25/36		129,355
1,205,292	Bear Stearns Alt-A Trust, Series 2006-3 1A1 (g)	0.54		05/25/36		779,906
1,326,478	Bear Stearns Alt-A Trust, Series 2006-4 11A1 (g)	0.48		08/25/36		890,524
92,087	Bear Stearns Asset Backed Securities Trust, Series 2005-TC2 A3 (b)(g)	0.53		08/25/35		91,102
3,632,902	Bear Stearns Asset Backed Securities Trust, Series 2006-AC2 21A3	6.00		03/25/36		3,162,914
1,640,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-T20 A4A (g)	5.14		10/12/42		1,742,539
62,679	BNC Mortgage Loan Trust, Series 2007-1 A2 (b)(g)	0.22		03/25/37		61,627
1,500,000	BNC Mortgage Loan Trust, Series 2007-3 A3 (g)	0.29		07/25/37		1,405,876
75,361	BNC Mortgage Loan Trust, Series 2007-4 A3A (g)	0.41		11/25/37		75,029
3,000,000	Brazos Higher Education Authority, Series 2010-1 A2 (g)	1.44		02/25/35		3,053,079
264,461	Centex Home Equity Loan Trust, Series 2005-C AF6 (f)	4.25		06/25/35		261,257
1,700,000	Centex Home Equity Loan Trust, Series 2006-A AV4 (g)	0.41		06/25/36		1,504,423
890,782	Chase Mortgage Finance Trust, Series 2007-A1 8A1 (g)	2.65		02/25/37		896,595
326,357	ChaseFlex Trust, Series 2007-1 2A9	6.00		02/25/37		276,482
100,000	CIFC Funding Ltd., Series 2012-2A A1L (b)(e)(g)	1.64		12/05/24		99,184
2,700,576	CIT Education Loan Trust, Series 2007-1 A (e)(g)	0.34		03/25/42		2,477,973
1,200,000	Citicorp Residential Mortgage Securities, Inc., Series 2006-2 A5 (f)	6.04		09/25/36		1,155,038
1,200,000	Citicorp Residential Mortgage Securities, Inc., Series 2007-1 A5 (f)	6.05		03/25/37		1,113,055
322,331	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1 A2D (f)	5.70		03/25/36		216,370
526,219	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8 2A1A (g)	2.75		07/25/37		442,185
2,911,161	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4 A2B (g)	1.21		07/25/37		2,565,379
285,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4 A2C (g)	1.46		07/25/37		194,349
135,513	CitiMortgage Alternative Loan Trust, Series 2006-A7 1A12	6.00		12/25/36		115,392
52,306	CitiMortgage Alternative Loan Trust, Series 2007-A4 1A6	5.75		04/25/37		44,387
1,140,000	ColumbusNova CLO IV, Ltd., Series 2007-2A D (e)(g)	4.74		10/15/21		1,144,329
872,285	Conseco Finance Home Equity Loan Trust, Series 2002-C BF1 (g)	8.00		06/15/32		960,567
827,846	Conseco Finance Securitizations Corp., Series 2001-4 A4 (b)	7.36		08/01/32		885,214
461,778	Continental Airlines Pass Through Trust, Series 2007-1 B (b)	6.90		04/19/22		485,421
682,390	Continental Airlines Pass Through Trust, Series 2009-1 (b)	9.00		07/08/16		777,925
733,862	Coso Geothermal Power Holdings LLC (e)	7.00		07/15/26		458,663
62,579	Countrywide Alternative Loan Trust, Series 2004-J10 4CB1	6.50		10/25/34		65,815
66,555	Countrywide Alternative Loan Trust, Series 2005-50CB 1A1	5.50		11/25/35		60,502
230,488	Countrywide Alternative Loan Trust, Series 2005-73CB 1A8	5.50		01/25/36		211,873
700,443	Countrywide Alternative Loan Trust, Series 2005-J10 1A16	5.50		10/25/35		643,414
489,390	Countrywide Alternative Loan Trust, Series 2005-J12 2A1 (g)	0.43		08/25/35		292,817
280,716	Countrywide Alternative Loan Trust, Series 2006-36T2 1A1 (g)	0.48		12/25/36		173,218
31,212	Countrywide Alternative Loan Trust, Series 2006-7CB 3A1	5.25		05/25/21		26,993
300,393	Countrywide Alternative Loan Trust, Series 2007-16CB 4A7	6.00		08/25/37		265,052
233,717	Countrywide Alternative Loan Trust, Series 2007-19 1A34	6.00		08/25/37		192,806
134,440	Countrywide Asset-Backed Certificates, Series 2004-7 MV3 (b)(g)	1.21		12/25/34		133,821
1,427,942	Countrywide Asset-Backed Certificates, Series 2007-13 2A1 (g)	1.06		10/25/47		1,220,496
1,292,574	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB5 3A1 (g)	2.66		04/20/35		1,136,453
248,423	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY3 4A1 (g)	5.28		06/25/47		229,530
84,936	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY5 1A1 (g)	2.84		09/25/47		70,499
18,849	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR24 2A4 (g)	2.57		10/25/33		18,075
680,852	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-11 8A9	5.25		12/25/35		684,754
83,470	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6 8A1 (b)	4.50		07/25/20		84,967
88,435	Credit Suisse Mortgage Capital Certificates, Series 2006-8 3A1	6.00		10/25/21		84,879
1,396,013	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB7 A5 (g)	0.40		10/25/36		900,925
1,418,628	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB8 A2B (g)	0.27		10/25/36		1,328,612
5,453,857	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB9 A2 (g)	0.27		11/25/36		2,959,372
6,620,013	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB9 A3 (g)	0.31		11/25/36		3,611,058
3,114,467	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB9 A4 (g)	0.39		11/25/36		1,716,570
2,418,007	Credit-Based Asset Servicing and Securitization, LLC, Series 2007-CB2 A2B (f)	4.94		02/25/37		1,769,178
2,706,509	Credit-Based Asset Servicing and Securitization, LLC, Series 2007-CB2 A2E (b)(f)	4.94		02/25/37		1,979,936
1,371,778	Credit-Based Asset Servicing and Securitization, LLC, Series 2007-CB5 A3 (g)	0.41		04/25/37		886,043
505,000	Cronos Containers Program, Ltd., Series 2012-1A A (e)	4.21		05/18/27		507,736
437,500	Cronos Containers Program, Ltd., Series 2012-2A A (e)	3.81		09/18/27		442,004
878,699	CSAB Mortgage Backed Trust, Series 2007-1 1A1A (g)	5.90		05/25/37		524,779
1,549,000	CSMC Trust, Series 2013-3R 5A1 (e)(g)	2.50		10/27/36		1,559,003
75,000	DBRR Trust, Series 2011-LC2 A4A (b)(e)(g)	4.54		07/12/44		79,170
1,057,339	Delta Air Lines Pass Through Trust, Series 2002-1 G-1 (b)	6.72		01/02/23		1,192,149
696,076	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1 A4 (g)	0.32		01/25/47		492,999
246,857	Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2 A5B (f)	6.09		06/25/36		191,208
1,200,000	Dryden XXII Senior Loan Fund, Series 2013-30A C (e)(g)	3.09		11/15/25		1,188,562
1,000,000	Dryden XXVI Senior Loan Fund, Series 2013-26A C (e)(g)	2.74		07/15/25		969,504
2,920,000	Equifirst Loan Securitization Trust, Series 2007-1 A2B (g)	0.35		04/25/37		1,880,226
64,460	Equity One Mortgage Pass-Through Trust, Series 2002-4 M1 (g)	5.22		02/25/33		61,690
3,661,000	First Franklin Mortgage Loan Trust, Series 2006-FF13 A2D (g)	0.40		10/25/36		2,470,802
2,900,067	First Franklin Mortgage Loan Trust, Series 2006-FF18 A2B (g)	0.27		12/25/37		1,727,320
826,329	First Franklin Mortgage Loan Trust, Series 2007-FF1 A2C (g)	0.30		01/25/38		495,910
1,191,126	First Horizon Alternative Mortgage Securities Trust, Series 2005-AA3 2A1 (g)	2.25		05/25/35		945,937
408,531	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8 1A1	6.25		02/25/37		347,587
481,396	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8 1A8 (g)	0.53		02/25/37		325,689
4,610,000	First NLC Trust, Series 2005-4 A4 (g)	0.55		02/25/36		3,037,511
217,054	FNMA, Series 2012-M15, Class A (b)(g)	2.66		10/25/22		208,586
171,503	FPL Energy National Wind Portfolio, LLC (e)	6.13		03/25/19		163,802
4,044,814	GCO Education Loan Funding Trust, Series 2006-2AR A1RN (b)(e)(g)	0.82		08/27/46		3,823,240
1,006,290	GE Business Loan Trust, Series 2003-2A A (e)(g)	0.54		11/15/31		963,623
776,739	GE Business Loan Trust, Series 2004-1 A (b)(e)(g)	0.46		05/15/32		744,279
938,329	GE Business Loan Trust, Series 2005-1A A3 (b)(e)(g)	0.42		06/15/33		880,059
1,184,524	GE Business Loan Trust, Series 2005-2A A (b)(e)(g)	0.41		11/15/33		1,094,853
52,413	GE Business Loan Trust, Series 2005-2A B (b)(e)(g)	0.67		11/15/33		46,228
114,506	Goal Capital Funding Trust, Series 2006-1 A3 (b)(g)	0.36		11/25/26		113,357
343,877	Green Tree Financial Corp., Series 1997-1 A6 (b)	7.29		03/15/28		351,281
842,614	Green Tree, Series 2008-MH1 A2 (b)(e)(g)	8.97		04/25/38		918,266
818,207	Green Tree, Series 2008-MH1 A3 (b)(e)(g)	8.97		04/25/38		891,667
2,868,515	GreenPoint Mortgage Funding Trust, Series 2006-AR8 1A2A (g)	0.34		01/25/47		2,607,707
250,000	GS Mortgage Securities Trust, Series 2011-GC5 A4 (b)	3.71		08/10/44		256,155
304,487	GSAA Home Equity Trust, Series 2005-12 AF3 (g)	5.07		09/25/35		282,729
1,390,447	GSAA Home Equity Trust, Series 2006-20 1A1 (g)	0.23		12/25/46		697,974
1,229,884	GSAA Home Equity Trust, Series 2007-5 2A3A (g)	0.48		04/25/47		716,338
2,503,163	GSAA Trust, Series 2007-3 1A1B (g)	0.26		03/25/47		340,891
359,353	GSR Mortgage Loan Trust, Series 2004-14 3A2 (g)	2.76		12/25/34		326,111
1,525,000	GSR Mortgage Loan Trust, Series 2004-9 5A7 (g)	2.59		08/25/34		1,460,017
201,080	GSR Mortgage Loan Trust, Series 2005-AR5 1A1 (g)	2.79		10/25/35		175,735
2,898,939	GSR Mortgage Loan Trust, Series 2005-AR6 2A1 (g)	2.65		09/25/35		2,886,604
860,000	Halcyon Loan Advisors Funding, Ltd., Series 2012-2A C (e)(g)	3.10		12/20/24		857,239
15,476	HarborView Mortgage Loan Trust, Series 2004-8 2A4A (b)(g)	0.57		11/19/34		13,368
1,149,000	Hewett's Island Clo V, Ltd., Series 2006-5A D (e)(g)	1.69		12/05/18		1,095,380
249,580	HomeBanc Mortgage Trust, Series 2004-1 2A (g)	1.02		08/25/29		232,746
900,000	HSBC Home Equity Loan Trust, Series 2006-3 A4 (g)	0.41		03/20/36		875,533
158,926	HSBC Home Equity Loan Trust, Series 2006-4 A3V (g)	0.32		03/20/36		157,793
165,477	HSBC Home Equity Loan Trust, Series 2007-3 APT (b)(g)	1.37		11/20/36		164,632
213,640	HSI Asset Loan Obligation Trust, Series 2007-AR2 2A1 (g)	2.78		09/25/37		164,264
1,065,930	Indiantown Cogeneration LP, Series A-10 (b)	9.77		12/15/20		1,163,168
210,374	Indymac INDA Mortgage Loan Trust, Series 2007-AR7 1A1 (g)	2.80		11/25/37		193,651
1,110,770	Indymac Index Mortgage Loan Trust, Series 2004-AR12 A1 (g)	0.94		12/25/34		916,459
567,069	Indymac Index Mortgage Loan Trust, Series 2004-AR7 A2 (g)	1.02		09/25/34		480,318
313,886	Indymac Index Mortgage Loan Trust, Series 2005-AR5 1A1 (g)	2.50		05/25/35		224,688
1,656,447	Indymac Index Mortgage Loan Trust, Series 2006-AR19 1A2 (b)(g)	2.78		08/25/36		1,151,628
80,290	Indymac Index Mortgage Loan Trust, Series 2006-AR25 3A1 (g)	2.72		09/25/36		57,992
154,341	Indymac Index Mortgage Loan Trust, Series 2006-AR29 A1 (g)	0.33		11/25/36		112,670
202,139	Indymac Index Mortgage Loan Trust, Series 2006-AR33 3A1 (g)	3.01		01/25/37		172,579
2,536,230	Indymac Index Mortgage Loan Trust, Series 2006-AR41 A3 (g)	0.34		02/25/37		1,792,405
752,364	Indymac Index Mortgage Loan Trust, Series 2006-AR7 1A1 (g)	2.91		05/25/36		547,413
3,112,691	Indymac Index Mortgage Loan Trust, Series 2006-AR7 3A1 (g)	2.71		05/25/36		2,370,797
396,872	Indymac Index Mortgage Loan Trust, Series 2006-AR7 4A1 (g)	2.94		05/25/36		265,116
450,000	Indymac Index Mortgage Loan Trust, Series 2006-R1 A3 (g)	4.74		12/25/35		331,766
3,239,788	Indymac Index Mortgage Loan Trust, Series 2007-AR7 2A1 (g)	2.16		06/25/37		2,377,003
367,119	Indymac Index Mortgage Loan Trust, Series 2007-FLX2 A1C (g)	0.35		04/25/37		255,006
752,005	Indymac Manufactured Housing Contract, Series 1998-2 A4 (b)(g)	6.64		08/25/29		749,888
250,000	ING Investment Management Co., Series 2012-4A A1 (e)(g)	1.63		10/15/23		248,703
1,000,000	ING Investment Management Co., Series 2013-3A B (e)(g)(h)	2.94		01/18/26		980,427
701,299	JetBlue Airways Pass Through Trust, Series 2004-2 G1 (g)	0.62		08/15/16		683,767
2,000,000	JetBlue Airways Pass Through Trust, Series 2004-2 G-2 (g)	0.69		11/15/16		1,850,000
2,774,365	JP Morgan Alternative Loan Trust, Series 2006-A2 3A1 (g)	2.64		05/25/36		2,161,516
2,960,658	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC3 A4 (g)	0.31		08/25/36		1,562,736
4,256,818	JP Morgan Mortgage Acquisition Trust, Series 2007-CH3 A4 (b)(g)	0.37		03/25/37		3,594,427
1,110,000	JP Morgan Mortgage Acquisition Trust, Series 2007-CH4 A5 (g)	0.40		05/25/37		633,382
2,590,000	JP Morgan Mortgage Acquisition Trust, Series 2007-HE1 AF2 (f)	4.58		03/25/47		1,979,643
3,632,097	JP Morgan Mortgage Acquisition Trust, Series 2007-HE1 AF6 (f)	4.58		03/25/47		2,915,568
2,938,000	JP Morgan Mortgage Acquisition Trust, Series 2007-HE1 AV4 (g)	0.44		03/25/47		1,642,944
176,716	JP Morgan Mortgage Trust, Series 2005-A5 TA1 (g)	5.25		08/25/35		176,201
29,348	JP Morgan Mortgage Trust, Series 2005-S2 2A9	5.50		09/25/35		29,319
1,657,826	JP Morgan Mortgage Trust, Series 2006-A3 2A1 (g)	2.79		05/25/36		1,360,851
2,506,989	JP Morgan Mortgage Trust, Series 2006-S2 2A2	5.88		06/25/21		2,509,629
996,501	JP Morgan Mortgage Trust, Series 2007-A1 5A2 (b)(g)	2.75		07/25/35		1,002,467
46,426	JP Morgan Mortgage Trust, Series 2007-A2 4A1M (g)	4.97		04/25/37		42,612
1,500,000	KKR Financial CLO Corp., Series 2005-1A B (e)(g)	0.69		04/26/17		1,465,729
1,150,000	LCM XIV LP, Series 14A D (e)(g)	3.74		07/15/25		1,103,363
965,912	Lehman ABS Manufactured Housing Contract Trust, Series 2001-B A6 (b)(g)	6.47		04/15/40		1,043,504
65,553	Lehman Mortgage Trust, Series 2006-1 3A3	5.50		02/25/36		65,304
200,111	Lehman XS Trust, Series 2005-6 1A1 (g)	0.42		11/25/35		129,112
4,070,538	Lehman XS Trust, Series 2006-10N 1A3A (g)	0.37		07/25/46		3,195,857
1,652,711	Lehman XS Trust, Series 2006-13 1A2 (g)	0.33		09/25/36		1,331,745
860,002	Lehman XS Trust, Series 2006-14N 3A2 (g)	0.28		08/25/36		611,660
1,604,194	Lehman XS Trust, Series 2006-19 A2 (g)	0.33		12/25/36		1,280,532
1,837,766	Lehman XS Trust, Series 2006-9 A1B (g)	0.32		05/25/46		1,469,847
295,261	Mastr Adjustable Rate Mortgages Trust, Series 2007-R5 A1 (e)(g)	2.53		11/25/35		200,046
3,806,000	Mastr Asset Backed Securities Trust, Series 2006-AM2 A4 (e)(g)	0.42		06/25/36		2,006,771
885,000	Mastr Asset Backed Securities Trust, Series 2007-HE1 A3 (g)	0.37		05/25/37		545,466
13,586	Mastr Seasoned Securitization Trust, Series 2004-1 4A1 (b)(g)	2.60		10/25/32		13,439
1,091,116	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1 A2C (g)	0.41		04/25/37		623,882
62,949	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1 A2D (g)	0.50		04/25/37		36,442
1,380,538	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3 A2B (g)	0.29		06/25/37		963,960
3,941,000	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3 A2C (g)	0.34		06/25/37		2,569,406
4,700,000	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3 A2D (g)	0.41		06/25/37		3,093,963
2,929,426	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4 2A4 (g)	0.41		07/25/37		1,832,060
784,512	Mid-State Capital Corp. Trust, Series 2006-1A (e)	5.79		10/15/40		831,936
203,820	Mirant Mid Atlantic Pass Through Trust, Series B	9.13		06/30/17		218,852
662,520	Mirant Mid Atlantic Pass Through Trust, Series C	10.06		12/30/28		724,631
200,000	Morgan Stanley ABS Capital I Inc. Trust, Series 2004-NC7 M2 (b)(g)	1.09		07/25/34		189,262
1,876,486	Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE1 A2C (g)	0.31		11/25/36		1,049,130
1,660,000	Morgan Stanley Capital I Trust, Series 2005-T19 A4A	4.89		06/12/47		1,741,994
1,835,000	Morgan Stanley Capital I Trust, Series 2006-T21 A4 (b)(g)	5.16		10/12/52		1,957,822
165,000	Morgan Stanley Capital I Trust, Series 2007-T27 A4 (b)(g)	5.65		06/11/42		185,617
150,000	Morgan Stanley Capital I Trust, Series 2011-C3 A4 (b)	4.12		07/15/49		156,755
4,400,000	Morgan Stanley Capital I, Inc. Trust, Series 2006-NC2 A2D (g)	0.45		02/25/36		3,643,143
1,669,939	Morgan Stanley Mortgage Loan Trust, Series 2006-11 1A3 (f)	6.42		08/25/36		826,359
2,391,913	Morgan Stanley Mortgage Loan Trust, Series 2006-7 5A2 (g)	5.96		06/25/36		1,450,638
220,639	Morgan Stanley Mortgage Loan Trust, Series 2007-13 6A1	6.00		10/25/37		170,693
1,443,216	Morgan Stanley Mortgage Loan Trust, Series 2007-7AX 2A1 (g)	0.28		04/25/37		793,444
2,706,420	Morgan Stanley Reremic Trust, Series 2013-R3 12A (e)(g)	2.72		01/26/47		2,733,636
2,920,000	Nationstar Home Equity Loan Trust, Series 2006-B AV4 (g)	0.44		09/25/36		2,536,744
1,020,575	Nelnet Student Loan Trust, Series 2012-5A A (e)(g)	0.76		10/27/36		1,015,614
361,599	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2007-1 1A1A (f)	6.00		03/25/47		270,677
1,470,873	Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2005-HE1 M3 (g)	0.64		09/25/35		1,258,505
1,329,300	NovaStar Mortgage Funding Trust, Series 2006-2 A2C (g)	0.31		06/25/36		756,158
940,964	Oakwood Mortgage Investors, Inc., Series 1999-B A4	6.99		12/15/26		1,008,828
88,929	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-5 2A1B (g)	5.64		12/25/35		89,497
626,635	Origen Manufactured Housing Contract Trust, Series 2004-A M2 (b)(g)	6.64		01/15/35		691,549
4,965,480	Ownit Mortgage Loan Trust, Series 2006-6 A2C (g)	0.32		09/25/37		2,610,780
220,000	Popular ABS Mortgage Pass-Through Trust, Series 2007-A A3 (g)	0.47		06/25/47		138,366
985,857	Prudential Holdings, LLC (e)	8.70		12/18/23		1,252,517
525,104	Residential Accredit Loans, Inc., Series 2005-QO3 A1 (g)	0.56		10/25/45		396,494
656,786	Residential Accredit Loans, Inc., Series 2005-QO5 A1 (b)(g)	1.14		01/25/46		469,209
461,143	Residential Accredit Loans, Inc., Series 2006-QS10 A1	6.00		08/25/36		362,975
234,216	Residential Accredit Loans, Inc., Series 2006-QS17 A4	6.00		12/25/36		181,289
357,356	Residential Accredit Loans, Inc., Series 2007-QS1 1A1	6.00		01/25/37		280,721
179,324	Residential Accredit Loans, Inc., Series 2007-QS5 A1	5.50		03/25/37		136,835
728,569	Residential Accredit Loans, Inc., Series 2007-QS8 A6	6.00		06/25/37		549,946
10,415	Residential Asset Mortgage Products, Inc., Series 2004-RZ1 AI7 (b)(g)	4.03		01/25/33		10,870
417,664	Residential Asset Mortgage Products, Inc., Series 2004-SL3 A4	8.50		12/25/31		401,123
422,376	Residential Asset Securitization Trust, Series 2006-A10 A5	6.50		09/25/36		307,635
1,202,166	Residential Asset Securitization Trust, Series 2007-A5 1A2 (g)	0.56		05/25/37		437,826
100,000	Ruby Pipeline, LLC (b)(e)	6.00		04/01/22		105,143
2,469,789	Saxon Asset Securities Trust, Series 2005-4 A1B (g)	0.54		11/25/37		2,275,839
3,635,000	Saxon Asset Securities Trust, Series 2006-3 A3 (g)	0.33		10/25/46		2,946,546
1,365,000	Saxon Asset Securities Trust, Series 2007-1 A2C (g)	0.31		01/25/47		990,332
2,314,019	Securitized Asset Backed Receivables, LLC Trust, Series 2007-BR5 A2C (g)	0.51		05/25/37		1,457,960
223,762	Securitized Asset Backed Receivables, LLC Trust, Series 2007-NC1 A2B (g)	0.31		12/25/36		117,109
2,309,198	Securitized Asset Backed Receivables, LLC Trust, Series 2007-NC2 A2B (g)	0.30		01/25/37		1,411,832
1,203,611	SLC Student Loan Trust, Series 2004-1 B (g)	0.53		08/15/31		1,066,960
970,985	SLC Student Loan Trust, Series 2005-2 B (g)	0.52		03/15/40		845,871
1,358,942	SLC Student Loan Trust, Series 2006-1 B (g)	0.45		03/15/39		1,158,969
1,100,000	SLC Student Loan Trust, Series 2006-2 A5 (g)	0.34		09/15/26		1,068,904
1,206,634	SLM Student Loan Trust, Series 2004-2 B (g)	0.71		07/25/39		1,092,176
37,520	SLM Student Loan Trust, Series 2004-8 B (b)(g)	0.70		01/25/40		33,609
1,239,324	SLM Student Loan Trust, Series 2005-4 B (g)	0.42		07/25/40		1,075,971
1,338,898	SLM Student Loan Trust, Series 2005-9 B (g)	0.54		01/25/41		1,138,495
1,300,000	SLM Student Loan Trust, Series 2006-2 A6 (g)	0.41		01/25/41		1,136,471
1,300,000	SLM Student Loan Trust, Series 2006-8 A6 (g)	0.40		01/25/41		1,136,940
735,000	SLM Student Loan Trust, Series 2007-6 B (b)(g)	1.09		04/27/43		646,176
735,000	SLM Student Loan Trust, Series 2008-2 B (b)(g)	1.44		01/25/29		643,469
735,000	SLM Student Loan Trust, Series 2008-3 B (b)(g)	1.44		04/25/29		659,744
3,200,000	SLM Student Loan Trust, Series 2008-4 A4 (g)	1.89		07/25/22		3,343,837
735,000	SLM Student Loan Trust, Series 2008-4 B (b)(g)	2.09		04/25/29		700,379
735,000	SLM Student Loan Trust, Series 2008-5 B (b)(g)	2.09		07/25/29		721,641
735,000	SLM Student Loan Trust, Series 2008-6 B (b)(g)	2.09		07/25/29		703,313
735,000	SLM Student Loan Trust, Series 2008-7 B (b)(g)	2.09		07/25/29		705,975
735,000	SLM Student Loan Trust, Series 2008-8 B (b)(g)	2.49		10/25/29		741,369
735,000	SLM Student Loan Trust, Series 2008-9 B (b)(g)	2.49		10/25/29		746,027
1,425,000	Sound Point CLO, Ltd., Series 2012-1A C (b)(e)(g)	3.54		10/20/23		1,441,714
940,253	Soundview Home Loan Trust, Series 2006-EQ2 A4 (g)	0.40		01/25/37		578,461
1,200,000	Soundview Home Loan Trust, Series 2007-NS1 A4 (g)	0.46		01/25/37		702,764
3,349,000	Soundview Home Loan Trust, Series 2007-OPT2 2A4 (g)	0.41		07/25/37		1,796,749
843,496	Spirit Master Funding, LLC, Series 2005-1 A1 (b)(e)	5.05		07/20/23		866,693
78,839	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1 7A3 (g)	5.62		02/25/36		77,705
777,496	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1 7A4 (g)	5.62		02/25/36		622,351
66,084	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3 3A1 (g)	8.26		04/25/47		50,664
3,340,197	Structured Asset Mortgage Investments II Trust, Series 2007-AR6 A1 (g)	1.63		08/25/47		2,883,973
185,859	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-4XS 2A1A (b)(g)	1.92		03/25/35		187,798
1,088,974	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-26A 3A5 (b)(g)	2.45		09/25/33		1,071,162
1,700,000	Structured Receivables Finance, LLC, Series 2010-A B (e)(h)	7.61		01/16/46		1,998,972
900,000	Structured Receivables Finance, LLC, Series 2010-B B (e)(h)	7.97		08/15/36		1,072,436
1,315,000	Symphony CLO IX, LP, Series 2012-9A C (b)(e)(g)	3.50		04/16/22		1,316,160
825,000	Symphony CLO, Ltd., Series 2013-12A C (e)(g)	2.98		10/15/25		817,396
210,000	TAL Advantage I, LLC, Series 2006-1A (b)(e)(g)	0.36		04/20/21		207,359
177,083	TAL Advantage I, LLC, Series 2011-1A A (e)	4.60		01/20/26		178,190
134,583	Textainer Marine Containers, Ltd., Series 2005-1A A (b)(e)(g)	0.42		05/15/20		133,416
535,605	Trinity Rail Leasing LP, Series 2006-1A A1 (b)(e)	5.90		05/14/36		587,253
761,218	Trip Rail Master Funding, LLC, Series 2011-1A A1A (b)(e)	4.37		07/15/41		809,265
196,875	Triton Container Finance, LLC, Series 2007-1A (b)(e)(g)	0.30		02/26/19		195,261
673,333	Triton Container Finance, LLC, Series 2012-1A A (e)	4.21		05/14/27		679,095
416,289	UAL Pass Through Trust, Series 2009-1	10.40		11/01/16		474,570
179,382	US Airways Pass Through Trust, Series 2012-2A	4.63		06/03/25		182,521
164,635	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20 A7 (b)(g)	5.12		07/15/42		173,595
12,118	WaMu Mortgage Pass Through Certificates, Series 2002-AR18 A (b)(g)	2.44		01/25/33		12,214
864,975	WaMu Mortgage Pass Through Certificates, Series 2005-AR17 A1A1 (g)	0.43		12/25/45		792,617
1,022,054	WaMu Mortgage Pass Through Certificates, Series 2005-AR7 A2 (g)	2.41		08/25/35		1,027,551
281,729	WaMu Mortgage Pass Through Certificates, Series 2006-AR12 2A3 (g)	1.83		10/25/36		225,081
172,027	WaMu Mortgage Pass Through Certificates, Series 2006-AR16 1A1 (g)	2.09		12/25/36		146,422
319,255	WaMu Mortgage Pass Through Certificates, Series 2007-HY3 4A1 (g)	2.53		03/25/37		301,380
2,757,425	WaMu Mortgage Pass Through Certificates, Series 2007-OA1 A1A (g)	0.84		02/25/47		2,231,051
576,994	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3 2A3 (g)	0.71		05/25/35		399,656
381,083	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-4 CB13 (g)	0.66		06/25/35		291,144
1,289,239	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1 4CB	6.50		02/25/36		852,358
473,399	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-7 A1A (f)	3.79		09/25/36		282,245
2,061,492	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR7 A1A (g)	1.07		09/25/46		1,239,852
2,348,050	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA2 2A (g)	0.84		01/25/47		1,603,206
2,085,765	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA3 2A (g)	0.89		02/25/47		1,423,998
36,740	Wells Fargo Alternative Loan Trust, Series 2005-2 A4 (b)(g)	0.50		10/25/35		36,682
232,449	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2006-3 A2 (g)	0.31		01/25/37		212,019
115,000	WF-RBS Commercial Mortgage Trust, Series 2011-C5 A4 (b)	3.67		11/15/44		116,833
127,000	Yandex NV (b)(e)	1.13		12/15/18		139,303
Total Asset Backed Obligations (Cost $242,609,751)						280,698,221
Corporate Convertible Bonds - 20.3%
Consumer Discretionary - 2.5%
997,000	Callaway Golf Co. (b)	3.75		08/15/19		1,232,541
461,000	DR Horton, Inc. (b)	2.00		05/15/14		796,666
9,391,000	Equinix, Inc. (b)	3.00		10/15/14		14,861,257
1,000,000	Exide Technologies (b)(g)(h)(i)	0.00		09/18/13		200,000
719,000	Hawaiian Holdings, Inc. (b)	5.00		03/15/16		976,941
4,737,000	Home Inns & Hotels Management, Inc. (b)	2.00		12/15/15		4,967,929
1,787,000	Iconix Brand Group, Inc. (b)	2.50		06/01/16		2,462,709
4,000,000	JAKKS Pacific, Inc. (b)(e)	4.25		08/01/18		3,857,500
466,000	JetBlue Airways Corp., Series A-C (b)	6.75		10/15/39		839,091
1,015,000	KB Home (b)	1.38		02/01/19		1,013,097
1,041,000	Lennar Corp. (b)(e)	2.75		12/15/20		1,918,693
2,083,000	Live Nation Entertainment, Inc.	2.88		07/15/27		2,122,056
4,750,000	M/I Homes, Inc. (b)	3.25		09/15/17		6,201,719
1,081,000	Meritage Homes Corp. (b)	1.88		09/15/32		1,216,801
1,781,000	Meritor, Inc. (b)(e)	7.88		03/01/26		2,565,753
6,350,000	Navistar International Corp. (b)	3.00		10/15/14		6,524,625
7,200,000	Regis Corp. (b)	5.00		07/15/14		7,762,500
1,102,000	Standard Pacific Corp. (b)	1.25		08/01/32		1,464,283
900,000	Steinhoff Finance Holding GmbH (e)	6.38		05/26/17		1,483,279
2,019,000	Tesla Motors, Inc. (b)	1.50		06/01/18		2,803,886
1,271,000	The Ryland Group, Inc. (b)	1.63		05/15/18		1,943,836
5,924,000	Titan Machinery, Inc. (b)	3.75		05/01/19		5,065,020
6,150,000	Wabash National Corp. (b)	3.38		05/01/18		8,029,594
984,000	WESCO International, Inc. (b)	6.00		09/15/29		3,191,850
1,024,000	XM Satellite Radio, Inc. (b)(e)	7.00		12/01/14		1,994,240
						85,492,866
Consumer Staples - 2.1%
6,488,000	Albany Molecular Research, Inc. (b)(e)	2.25		11/15/18		6,025,730
4,550,000	Array BioPharma, Inc. (b)	3.00		06/01/20		4,749,063
2,383,000	Ascent Capital Group, Inc. (b)	4.00		07/15/20		2,551,299
3,000,000	Cardtronics, Inc. (b)(e)	1.00		12/01/20		2,998,140
1,116,000	Chiquita Brands International, Inc. (b)	4.25		08/15/16		1,088,100
7,095,000	Ctrip.com International, Ltd. (b)(e)	1.25		10/15/18		7,032,919
3,300,000	Endologix, Inc. (b)	2.25		12/15/18		3,363,938
9,000,000	Healthways, Inc. (b)(e)	1.50		07/01/18		8,966,250
605,000	Orexigen Therapeutics, Inc. (b)(e)	2.75		12/01/20		594,034
1,500,000	Protalix BioTherapeutics, Inc. (b)(e)	4.50		09/15/18		1,453,125
953,000	ServiceSource International, Inc. (b)(e)	1.50		08/01/18		901,776
3,506,000	Spectrum Pharmaceuticals, Inc. (b)(e)	2.75		12/15/18		3,641,858
3,500,000	United Rentals, Inc. (b)	4.00		11/15/15		24,515,312
						67,881,544
Energy - 1.2%
840,000	Alon USA Energy, Inc. (b)(e)	3.00		09/15/18		1,068,900
475,000	BPZ Resources, Inc. (b)	8.50		10/01/17		415,922
920,000	Chesapeake Energy Corp.	2.50		05/15/37		938,400
3,000,000	Clean Energy Fuels Corp. (b)(e)	5.25		10/01/18		3,067,500
575,000	Cobalt International Energy, Inc. (b)	2.63		12/01/19		509,234
3,388,000	Energy XXI Bermuda, Ltd. (b)(e)	3.00		12/15/18		3,352,003
894,000	Goodrich Petroleum Corp. (b)	5.00		10/01/32		914,115
3,900,000	Green Plains Renewable Energy, Inc. (b)	5.75		11/01/15		5,735,437
6,769,000	Green Plains Renewable Energy, Inc. (b)(e)	3.25		10/01/18		7,907,038
750,000	Helix Energy Solutions Group, Inc. (b)	3.25		03/15/32		900,469
1,685,000	Newpark Resources, Inc. (b)	4.00		10/01/17		2,270,538
461,000	Peabody Energy Corp.	4.75		12/15/41		366,783
695,000	Pengrowth Energy Corp.	6.25		03/31/17		671,610
4,000,000	SEACOR Holdings, Inc. (b)	2.50		12/15/27		4,922,500
266,000	SolarCity Corp. (b)	2.75		11/01/18		316,041
2,078,000	Vantage Drilling Co. (b)(e)	5.50		07/15/43		2,244,240
506,000	Western Refining, Inc. (b)	5.75		06/15/14		2,247,905
						37,848,635
Financial - 2.2%
725,000	American Equity Investment Life Holding Co. (b)(e)	5.25		12/06/29		2,016,406
128,000	American Residential Properties OP LP (b)(e)	3.25		11/15/18		133,600
406,000	Amtrust Financial Services, Inc. (b)	5.50		12/15/21		530,591
9,930,000	CBIZ, Inc. (b)(e)	4.88		10/01/15		13,213,106
1,180,000	DFC Global Corp. (b)	3.25		04/15/17		1,059,050
4,500,000	Encore Capital Group, Inc. (b)	3.00		11/27/17		7,574,062
6,737,000	Encore Capital Group, Inc. (b)(e)	3.00		07/01/20		8,501,252
921,000	Forest City Enterprises Inc (b)	4.25		08/15/18		1,028,066
1,189,000	Forest City Enterprises, Inc. (b)(e)	3.63		08/15/20		1,217,239
7,150,000	Forestar Group, Inc. (b)	3.75		03/01/20		8,258,250
7,000,000	FXCM, Inc. (b)(e)	2.25		06/15/18		7,910,000
6,756,000	Gain Capital Holdings, Inc. (b)(e)	4.13		12/01/18		6,321,083
921,000	Jefferies Group LLC (b)	3.88		11/01/29		977,987
1,807,000	Leucadia National Corp.	3.75		04/15/14		2,405,569
3,772,000	Meadowbrook Insurance Group, Inc. (b)(e)	5.00		03/15/20		3,899,305
1,776,000	MGIC Investment Corp. (b)(e)	9.00		04/01/63		2,060,160
1,456,000	Portfolio Recovery Associates, Inc. (b)(e)	3.00		08/01/20		1,602,510
1,220,000	Radian Group, Inc. (b)	2.25		03/01/19		1,794,925
2,108,000	Walter Investment Management Corp. (b)	4.50		11/01/19		2,115,905
						72,619,066
Healthcare - 1.9%
8,125,000	Accuray, Inc. (b)	3.75		08/01/16		9,150,781
498,000	Allscripts Healthcare Solutions, Inc. (b)(e)	1.25		07/01/20		560,873
497,000	BioMarin Pharmaceutical, Inc. (b)	0.75		10/15/18		528,994
1,207,000	Cubist Pharmaceuticals, Inc. (b)	2.50		11/01/17		2,939,045
611,000	Exelixis, Inc. (b)	4.25		08/15/19		751,148
401,000	Illumina, Inc. (b)(e)	0.25		03/15/16		558,142
259,000	Incyte Corp., Ltd. (b)	4.75		10/01/15		1,492,973
413,000	Incyte Corp., Ltd. (b)(e)	1.25		11/15/20		503,086
2,550,000	Insulet Corp. (b)	3.75		06/15/16		3,758,062
9,100,000	Molina Healthcare, Inc. (b)	3.75		10/01/14		10,863,125
2,475,000	Mylan, Inc. (b)	3.75		09/15/15		8,127,281
587,000	Omnicare, Inc. (b)	3.75		12/15/25		1,351,568
1,717,000	The Medicines Co. (b)	1.38		06/01/17		2,590,524
3,718,000	Theravance, Inc. (b)	2.13		01/15/23		5,423,632
1,500,000	Vivus, Inc. (b)(e)	4.50		05/01/20		1,290,938
3,022,000	Volcano Corp. (b)	2.88		09/01/15		3,190,099
6,085,000	Volcano Corp. (b)	1.75		12/01/17		6,001,331
1,459,000	Wright Medical Group, Inc. (b)	2.00		08/15/17		1,952,324
						61,033,926
Industrial - 3.1%
3,655,000	AAR Corp., Series B (b)	2.25		03/01/16		3,869,731
416,000	Aecon Group, Inc.	5.50		12/31/18		414,531
373,000	Aegean Marine Petroleum Network, Inc. (b)	4.00		11/01/18		393,515
7,782,000	AirTran Holdings, Inc. (b)	5.25		11/01/16		13,200,217
8,500,000	Altra Holdings, Inc. (b)	2.75		03/01/31		11,703,437
3,106,000	Bristow Group, Inc. (b)	3.00		06/15/38		3,824,263
2,157,000	Cemex SAB de CV (b)	3.75		03/15/18		2,930,824
4,500,000	Covanta Holding Corp. (b)	3.25		06/01/14		5,284,688
5,500,000	EnerSys, Inc. (b)(f)	3.38		06/01/38		9,721,277
910,000	Genco Shipping & Trading, Ltd. (b)	5.00		08/15/15		486,850
2,708,000	General Cable Corp. (b)(f)	5.00		11/15/29		2,906,023
7,595,000	Griffon Corp. (b)(e)	4.00		01/15/17		8,947,859
2,500,000	InvenSense, Inc. (b)(e)	1.75		11/01/18		2,923,438
10,729,000	Kaman Corp. (b)(e)	3.25		11/15/17		13,860,527
2,235,000	Layne Christensen Co. (b)(e)	4.25		11/15/18		2,241,984
1,189,000	PHH Corp. (b)	6.00		06/15/17		2,464,203
7,150,000	RTI International Metals, Inc. (b)	1.63		10/15/19		7,547,719
3,041,000	TTM Technologies, Inc. (b)	1.75		12/15/20		3,278,578
5,147,000	Vishay Intertechnology, Inc. (b)(e)	2.25		06/01/42		6,250,388
						102,250,052
Information Technology - 3.8%
1,098,000	Bottomline Technologies (de), Inc. (b)	1.50		12/01/17		1,476,810
7,299,000	CACI International, Inc. (b)	2.13		05/01/14		9,794,346
625,000	CACI International, Inc. (b)(e)	2.13		05/01/14		838,672
5,319,000	Cadence Design Systems, Inc. (b)	2.63		06/01/15		9,996,396
5,450,000	Ciena Corp. (b)(e)	4.00		03/15/15		7,098,625
1,521,000	Ciena Corp. (b)(e)	4.00		12/15/20		2,245,376
1,377,000	Concur Technologies, Inc. (b)(e)	2.50		04/15/15		2,749,697
5,000,000	Cornerstone OnDemand, Inc. (b)(e)	1.50		07/01/18		6,093,750
9,255,000	GT Advanced Technologies, Inc. (b)	3.00		10/01/17		12,731,409
2,300,000	GT Advanced Technologies, Inc. (b)	3.00		12/15/20		2,340,250
563,000	Medidata Solutions, Inc. (b)(e)	1.00		08/01/18		720,992
8,190,000	Mentor Graphics Corp. (b)	4.00		04/01/31		10,928,531
2,241,000	Microchip Technology, Inc. (b)	2.13		12/15/37		3,900,740
943,000	Novellus Systems, Inc. (b)	2.63		05/15/41		1,580,704
1,600,000	ON Semiconductor Corp., Series B (b)	2.63		12/15/26		1,767,000
3,200,000	Photronics, Inc. (b)	5.50		10/01/14		5,890,000
9,708,000	Photronics, Inc. (b)	3.25		04/01/16		11,200,605
359,000	Proofpoint, Inc. (b)(e)	1.25		12/15/18		388,842
5,600,000	Quantum Corp. (b)	4.50		11/15/17		5,736,500
5,000,000	Radisys Corp. (b)(h)	4.50		02/15/15		4,657,500
2,000,000	Rambus, Inc. (b)(e)	1.13		08/15/18		2,103,750
5,000,000	Rudolph Technologies, Inc. (b)(e)	3.75		07/15/16		5,737,500
1,552,000	SanDisk Corp. (b)	1.50		08/15/17		2,295,020
352,000	ServiceNow, Inc. (b)(e)(j)	-		11/01/18		357,940
1,201,000	Spansion, LLC (b)(e)	2.00		09/01/20		1,405,921
1,716,000	SunEdison, Inc. (b)(e)	2.75		01/01/21		1,921,405
785,000	Take-Two Interactive Software, Inc. (b)	1.75		12/01/16		909,619
4,150,000	Take-Two Interactive Software, Inc. (b)	1.00		07/01/18		4,448,281
1,673,000	VeriSign, Inc. (b)	3.25		08/15/37		3,026,039
						124,342,220
Materials - 0.9%
2,840,000	B2Gold Corp. (b)(e)	3.25		10/01/18		2,570,200
8,329,000	Horsehead Holding Corp. (b)	3.80		07/01/17		10,614,269
9,000,000	Silver Standard Resources, Inc. (b)(e)	2.88		02/01/33		7,076,250
3,850,000	Steel Dynamics, Inc. (b)	5.13		06/15/14		4,545,406
2,228,000	Sterlite Industries India, Ltd. (b)	4.00		10/30/14		2,218,253
2,362,000	Stillwater Mining Co. (b)	1.75		10/15/32		2,660,203
						29,684,581
Telecommunication Services - 2.5%
9,000,000	Alaska Communications Systems Group, Inc. (b)(e)	6.25		05/01/18		7,470,000
509,058	Alcatel-Lucent/France, Series ALU (e)	4.25		07/01/18		1,466,661
10,402,000	Blucora, Inc. (b)(e)	4.25		04/01/19		15,388,459
6,530,000	Comtech Telecommunications Corp. (b)	3.00		05/01/29		6,889,150
7,250,000	Dealertrack Technologies, Inc. (b)	1.50		03/15/17		10,059,375
3,750,000	Infinera Corp. (b)(e)	1.75		06/01/18		4,038,281
4,078,000	InterDigital, Inc. (b)	2.50		03/15/16		4,167,206
7,308,000	Move, Inc. (b)(e)	2.75		09/01/18		8,267,175
1,720,000	Qihoo 360 Technology Co., Ltd. (b)(e)	2.50		09/15/18		1,838,250
727,000	SINA Corp. (b)(e)	1.00		12/01/18		741,994
837,000	SouFun Holdings, Ltd. (b)(e)	2.00		12/15/18		870,480
4,000,000	Trulia, Inc. (b)(e)	2.75		12/15/20		4,862,500
4,000,000	Web.com Group, Inc. (b)	1.00		08/15/18		4,510,000
6,175,000	WebMD Health Corp. (b)	2.25		03/31/16		6,205,875
3,338,000	WebMD Health Corp. (b)	2.50		01/31/18		3,296,275
1,000,000	WebMD Health Corp. (b)(e)	1.50		12/01/20		985,625
						81,057,306

Total Corporate Convertible Bonds (Cost $548,095,318)						662,213,196
Corporate Non-Convertible Bonds - 2.5%
Consumer Discretionary - 0.1%
1,416,000	Jarden Corp.	7.50		05/01/17		1,646,100
Consumer Staples - 0.1%
2,750,000	Monitronics International, Inc. (b)	9.13		04/01/20		2,928,750
1,500,000	North Shore Long Island Jewish Health Care, Inc.	6.15		11/01/43		1,612,547
60,000	NYU Hospitals Center (b)	5.75		07/01/43		61,240
						4,602,537
Energy - 0.2%
1,420,000	Arch Coal, Inc.	7.00		06/15/19		1,136,000
470,000	CenterPoint Energy Resources Corp.	6.15		05/01/16		519,350
2,630,000	Energy Transfer Partners LP (b)(g)	3.26		11/01/66		2,406,450
910,000	Newfield Exploration Co.	5.63		07/01/24		910,000
170,000	Petrobras Global Finance BV (b)(g)	1.86		05/20/16		170,000
130,000	Plains Exploration & Production Co. (b)	6.88		02/15/23		145,600
122,000	The Williams Cos., Inc.	7.88		09/01/21		140,886
						5,428,286
Financial - 1.7%
1,850,000	Abbey National Treasury Services PLC (b)(e)	3.88		11/10/14		1,900,918
945,000	Bank of America Corp. (b)	5.63		10/14/16		1,053,778
1,150,000	Bank of America Corp., MTN (b)	7.38		05/15/14		1,178,730
20,000	Bank of America Corp., MTN, Series L	5.65		05/01/18		22,788
750,000	Bank of America NA BKNT	5.30		03/15/17		827,281
1,500,000	Bank of America NA BKNT (b)	6.10		06/15/17		1,692,718
750,000	Bank of America NA BKNT (g)	0.54		06/15/17		736,469
1,540,000	Chase Capital III, Series C (b)(g)	0.79		03/01/27		1,270,500
925,000	Chase Capital VI (g)	0.87		08/01/28		763,125
975,000	CIT Group, Inc. (b)(e)	6.63		04/01/18		1,100,531
150,000	Citigroup, Inc.	5.85		08/02/16		167,022
90,000	Citigroup, Inc.	6.13		05/15/18		104,257
3,750,000	Citigroup, Inc. (b)(g)	0.79		08/25/36		2,923,099
400,000	Citigroup, Inc. (b)(g)	0.52		11/05/14		399,929
500,000	Credit Suisse New York	6.00		02/15/18		579,479
965,000	Discover Financial Services	3.85		11/21/22		916,678
925,000	Duke Realty LP REIT	7.38		02/15/15		989,670
1,180,000	Farmers Exchange Capital II (b)(e)(g)	6.15		11/01/53		1,214,962
500,000	Ford Motor Credit Co., LLC	7.00		04/15/15		538,809
200,000	Ford Motor Credit Co., LLC (b)	1.70		05/09/16		202,405
1,500,000	Ford Motor Credit Co., LLC (g)	1.49		05/09/16		1,522,888
150,000	General Electric Capital Corp., MTN	5.38		10/20/16		167,220
207,000	General Electric Capital Corp., MTN	5.63		05/01/18		237,944
150,000	General Electric Capital Corp., MTN	3.10		01/09/23		142,590
900,000	General Electric Capital Corp., MTN (b)(g)	0.62		05/05/26		815,307
3,700,000	General Electric Capital Corp., MTN (g)	0.72		08/15/36		3,061,602
400,000	General Electric Capital Corp., MTN, Series A (g)	0.50		09/15/14		400,740
150,000	HBOS PLC, MTN (e)	6.75		05/21/18		170,419
100,000	HCP, Inc.	2.63		02/01/20		95,451
232,000	HCP, Inc. REIT	5.63		05/01/17		258,850
1,000,000	HCP, Inc., MTN REIT	6.30		09/15/16		1,126,816
35,000	Health Care REIT, Inc.	6.50		03/15/41		39,001
60,000	Health Care REIT, Inc.	5.25		01/15/22		64,043
1,380,000	Health Care REIT, Inc. (b)	4.95		01/15/21		1,461,332
1,409,000	Healthcare Realty Trust, Inc. REIT	6.50		01/17/17		1,581,228
540,000	Healthcare Realty Trust, Inc. REIT	5.75		01/15/21		587,738
1,475,000	International Lease Finance Corp. (e)	6.75		09/01/16		1,652,000
150,000	JPMorgan Chase & Co.	4.50		01/24/22		158,928
725,000	JPMorgan Chase Capital XIII, Series M (g)	1.20		09/30/34		583,625
3,340,000	JPMorgan Chase Capital XXI, Series U (g)	1.19		02/02/37		2,505,000
450,000	JPMorgan Chase Capital XXIII (g)	1.24		05/15/47		328,500
1,600,000	Lloyds Bank PLC	4.88		01/21/16		1,707,450
830,000	Macquarie Bank, Ltd. (e)	5.00		02/22/17		900,743
700,000	Macquarie Bank, Ltd. (e)	6.63		04/07/21		775,284
80,000	Merrill Lynch & Co., Inc., MTN (g)	8.68		05/02/17		89,200
80,000	Merrill Lynch & Co., Inc., MTN (g)	8.95		05/18/17		89,904
80,000	Merrill Lynch & Co., Inc., MTN (g)	9.57		06/06/17		91,704
90,000	Morgan Stanley	4.20		11/20/14		92,882
1,645,000	Morgan Stanley, MTN	6.00		05/13/14		1,676,523
925,000	Morgan Stanley, MTN (b)(g)	0.70		10/18/16		918,015
1,250,000	Nationwide Health Properties, Inc.	6.00		05/20/15		1,338,894
2,575,000	Nationwide Mutual Insurance Co. (b)(e)(g)	5.81		12/15/24		2,616,844
2,282,000	Nuveen Investments, Inc.	5.50		09/15/15		2,304,820
770,000	Raymond James Financial, Inc.	8.60		08/15/19		969,465
900,000	Royal Bank of Scotland Group PLC	6.10		06/10/23		908,901
1,600,000	SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership	5.00		08/15/18		1,707,550
250,000	The Bear Stearns Cos., LLC	5.70		11/15/14		261,186
250,000	The Goldman Sachs Group, Inc.	6.25		09/01/17		286,453
355,000	The Goldman Sachs Group, Inc.	6.15		04/01/18		407,456
480,000	The Goldman Sachs Group, Inc., MTN	7.50		02/15/19		585,264
100,000	The Goldman Sachs Group, Inc., MTN, Series B (g)	0.64		07/22/15		99,809
1,500,000	The Goldman Sachs Group, Inc., Series D (b)	6.00		06/15/20		1,722,202
477,000	Thornburg Mortgage, Inc. (i)	8.00		05/15/13		76,024
1,100,000	Wachovia Corp. (b)(g)	0.58		10/28/15		1,099,329
15,000	WEA Finance, LLC / WT Finance Aust Pty, Ltd. (e)	6.75		09/02/19		17,857
100,000	ZFS Finance USA Trust II (b)(e)(g)	6.45		12/15/65		107,500
						56,395,629
Healthcare - 0.0%
1,463,000	HCA, Inc. (b)	7.25		09/15/20		1,598,328
Industrial - 0.0%
1,000,000	Sydney Airport Finance Co Pty, Ltd. (e)	5.13		02/22/21		1,057,691
125,000	Sydney Airport Finance Co. Pty, Ltd. (e)	3.90		03/22/23		118,743
						1,176,434
Materials - 0.0%
400,000	ArcelorMittal	6.75		02/25/22		437,000
65,000	Barrick Gold Corp. (b)	4.10		05/01/23		58,864
						495,864
Telecommunication Services - 0.1%
980,000	Intelsat Jackson Holdings SA	7.25		10/15/20		1,076,775
745,000	Windstream Corp.	8.13		09/01/18		804,600
						1,881,375
Utilities - 0.3%
1,590,000	FirstEnergy Corp., Series A	2.75		03/15/18		1,563,822
2,850,000	GenOn Americas Generation, LLC	9.13		05/01/31		2,914,125
1,000,000	IPALCO Enterprises, Inc.	5.00		05/01/18		1,052,500
150,000	Metropolitan Edison Co. (e)	3.50		03/15/23		140,294
145,000	Oncor Electric Delivery Co., LLC	6.80		09/01/18		170,581
1,710,000	PNM Resources, Inc. (b)	9.25		05/15/15		1,910,925
80,000	Public Service Co. of New Mexico	7.95		05/15/18		95,183
600,000	Sabine Pass LNG LP (e)	7.50		11/30/16		660,000
200,000	Sabine Pass LNG LP	7.50		11/30/16		227,000
						8,734,430
Total Corporate Non-Convertible Bonds (Cost $75,114,108)						81,958,983
Exchange Traded Notes - 0.0%
20,500	iPATH S&P 500 VIX Mid-Term Futures ETN (a)(b) (Cost $948,087)					322,260
Foreign Government Bonds - 0.0%
220,000	Kommunalbanken AS (b)(e)(g)	0.23		08/28/14		220,087
230,000	Kommuninvest I Sverige AB (b)(e)(g)	0.24		09/12/14		230,027
Total Foreign Government Bonds (Cost $450,000)						450,114
Interest Only Bonds - 0.1%
24,057,317	Lehman ABS Manufactured Housing Contract Trust, Series 2001-B AIOC (g)	0.55		04/15/40		537,139
55,674,832	Residential Accredit Loans, Inc., Series 2006-QS11 AV (g)	0.33		08/25/36		767,617
26,994,182	Residential Accredit Loans, Inc., Series 2006-QS6 1AV (g)	0.74		06/25/36		860,898
60,564,758	Residential Accredit Loans, Inc., Series 2007-QS2 AV (g)	0.32		01/25/37		707,063
61,281,052	Residential Accredit Loans, Inc., Series 2007-QS3 AV (g)	0.32		02/25/37		855,851
Total Interest Only Bonds (Cost $2,268,996)						3,728,568
Municipal Bonds - 0.4%
California - 0.1%
60,000	State of California	6.20		03/01/19		69,675
2,065,000	State of California	5.70		11/01/21		2,317,983
70,000	State of California (b)	6.65		03/01/22		82,081
750,000	State of California	7.95		03/01/36		867,765
						3,337,504
Illinois - 0.2%
1,625,000	City of Chicago IL	6.05		01/01/29		1,609,855
75,000	State of Illinois	5.67		03/01/18		81,748
85,000	State of Illinois (b)	4.35		06/01/18		88,479
1,000,000	State of Illinois	6.20		07/01/21		1,103,410
2,030,000	State of Illinois	4.95		06/01/23		2,019,505
100,000	State of Illinois (b)	5.10		06/01/33		92,994
						4,995,991
New York - 0.0%
1,025,000	New York City Water & Sewer System	6.49		06/15/42		1,104,827
North Carolina - 0.1%
3,300,000	North Carolina State Education Assistance Authority, Series 2011-1 A3 (g)	1.14		10/25/41		3,226,443
Texas - 0.0%
100,000	City of Houston TX	6.29		03/01/32		113,184
Total Municipal Bonds (Cost $12,984,486)						12,777,949
Municipal Demand Notes - 0.0%
Arizona - 0.0%
1,500,000	Arizona Health Facilities Authority (g) (Cost $1,130,622)	0.98		01/01/37		1,148,580
Syndicated Loans - 0.0%
500,000	HCA, Inc.	3.00		05/01/18		500,547
1,384,268	HCA, Inc.	3.00		05/01/18		1,385,782
Total Syndicated Loans (Cost $1,814,729)						1,886,329
U.S. Government & Agency Obligations - 1.5%
Agency - 0.0%
220,000	FHLB (b)(f)	0.75		05/26/28		209,633
Discount Note - 0.1%
2,180,000	FHLB (j)	0.07		01/29/14		2,179,985
2,110,000	FHLB (j)	0.07		02/03/14		2,109,962
240,000	FHLMC (b)(j)	0.16		01/13/14		239,999
205,000	FNMA, Series BB (b)(j)	0.04		01/02/14		205,000
						4,734,946
Interest Only Bonds - 0.4%
2,015,000	Education Loan Asset-Backed Trust I, Series 2013-1 A2 (e)(g)	0.96		04/26/32		1,939,026
4,574,370	FHLMC, Series 3262, Class KS (g)	6.24		01/15/37		615,841
6,800,603	FHLMC, Series 3271, Class SB (g)	5.88		02/15/37		868,548
3,991,220	FHLMC, Series 3404, Class AS (g)	5.73		01/15/38		612,758
5,238,767	FHLMC, Series 4030, Class HS (g)	6.44		04/15/42		860,548
3,446,596	FNMA, Series 2005-92, Class US (g)	5.94		10/25/25		489,889
4,979,137	FNMA, Series 2006-125, Class SM (g)	7.04		01/25/37		785,357
353,133	FNMA, Series 2006-27, Class SH (b)(g)	6.54		04/25/36		53,796
5,805,648	FNMA, Series 2007-52, Class LS (g)	5.89		06/25/37		747,066
1,379,488	FNMA, Series 2007-68, Class SC (g)	6.54		07/25/37		196,015
517,794	FNMA, Series 2007-77, Class SK (b)(g)	5.71		08/25/37		65,522
5,812,734	FNMA, Series 2009-115, Class SB (g)	6.09		01/25/40		676,507
1,457,783	FNMA, Series 2010-35, Class IA	5.00		07/25/38		84,680
2,674,532	GNMA, Series 2007-78, Class SG (g)	6.37		12/20/37		426,104
3,876,740	GNMA, Series 2008-51, Class GS (g)	6.06		06/16/38		662,245
323,299	GNMA, Series 2009-106, Class KS (b)(g)	6.23		11/20/39		41,414
626,417	GNMA, Series 2010-158, Class EI (b)	4.00		12/16/25		73,364
230,667	GNMA, Series 2010-4, Class NS (g)	6.22		01/16/40		41,126
3,019,136	GNMA, Series 2010-4, Class SL (g)	6.23		01/16/40		472,825
6,866,368	GNMA, Series 2011-146, Class EI	5.00		11/16/41		1,570,443
8,865,998	GNMA, Series 2012-7, Class PI	3.50		01/20/38		1,185,228
						12,468,302
Mortgage Securities - 0.4%
186,566	FHLMC Gold Pool #A96411	4.00		01/01/41		192,672
64,667	FHLMC Gold Pool #G01864 (b)	5.00		01/01/34		70,135
127,891	FHLMC Gold Pool #G05866	4.50		02/01/40		136,729
159,469	FHLMC Gold Pool #G06361	4.00		03/01/41		164,823
58,736	FHLMC Gold Pool #G13475 (b)	6.00		01/01/24		64,265
9,679	FHLMC Gold Pool #H03161 (b)	6.50		08/01/37		10,431
360,477	FHLMC Gold Pool #J13884	3.50		12/01/25		376,989
207,360	FHLMC Gold Pool #Q20178	3.50		07/01/43		206,442
175,000	FHLMC Multifamily Structured Pass Through Certificates, Series K010, Class A2 (b)	4.33		10/25/20		189,680
215,000	FHLMC Multifamily Structured Pass Through Certificates, Series K020, Class A2 (b)	2.37		05/25/22		201,361
13,325	FHLMC, Series 2433, Class SA (b)(g)	20.50		02/15/32		20,387
13,314	FHLMC, Series 2929, Class PE (b)	5.00		05/15/33		13,358
410,133	FHLMC, Series 3442, Class MT (g)	0.17		07/15/34		363,704
215,000	FNCI25 - FNMA TBA	2.50		01/15/29		212,850
380,000	FNCI3 - FNMA TBA	3.00		01/15/29		387,912
270,000	FNCI3 - FNMA TBA	3.00		01/15/29		275,621
380,000	FNCI35 - FNMA TBA	3.50		01/15/29		397,501
540,000	FNCL35 - FNMA TBA	3.50		01/15/44		536,583
410,000	FNCL4 - FNMA TBA	4.00		01/15/44		422,172
610,000	FNCL4 - FNMA TBA	4.00		01/15/44		628,109
315,000	FNCL4 - FNMA TBA	4.00		01/15/44		324,352
68,446	FNMA Pool #545639 (b)	6.50		04/01/32		77,787
2,799	FNMA Pool #673743 (b)(g)	2.63		11/01/32		2,819
103,441	FNMA Pool #734922	4.50		09/01/33		109,669
55,762	FNMA Pool #735646	4.50		07/01/20		59,476
44,867	FNMA Pool #735861 (b)	6.50		09/01/33		51,171
41,219	FNMA Pool #735881 (b)	6.00		11/01/34		46,329
18,964	FNMA Pool #764388 (b)(g)	5.03		03/01/34		20,196
64,627	FNMA Pool #776708 (b)	5.00		05/01/34		70,880
94,541	FNMA Pool #888219	5.50		03/01/37		104,034
28,220	FNMA Pool #895606 (b)(g)	5.78		06/01/36		30,409
110,139	FNMA Pool #897164	6.50		08/01/36		124,309
168,229	FNMA Pool #962723	5.50		04/01/38		186,134
233,681	FNMA Pool #963997	5.50		06/01/38		260,463
40,505	FNMA Pool #974148	5.50		02/01/38		44,622
157,056	FNMA Pool #AB1613	4.00		10/01/40		162,198
164,983	FNMA Pool #AB3864	3.50		11/01/41		164,318
511,074	FNMA Pool #AB5215	3.00		05/01/27		522,306
147,892	FNMA Pool #AD0791 (b)	4.76		02/01/20		164,097
162,367	FNMA Pool #AE0600 (b)	3.98		11/01/20		174,422
163,252	FNMA Pool #AE0605 (b)	4.67		07/01/20		180,577
366,235	FNMA Pool #AH3428	3.50		01/01/26		384,052
162,975	FNMA Pool #AJ0764	4.50		09/01/41		173,093
244,529	FNMA Pool #AL0149	4.00		02/01/41		252,437
144,005	FNMA Pool #AL0851	6.00		10/01/40		159,714
212,264	FNMA Pool #AL3306	2.46		04/01/23		199,642
415,168	FNMA Pool #MA1490	3.00		07/01/33		409,184
421,374	FNMA Pool #MA1527	3.00		08/01/33		415,298
316,810	FNMA Pool #MA1608 (b)	3.50		10/01/33		322,700
38,790	FNMA, Series 2001-52, Class YZ (b)	6.50		10/25/31		43,645
18,472	FNMA, Series 2001-81, Class QG (b)	6.50		01/25/32		20,526
670,757	FNMA, Series 2003-64, Class KS (g)	9.43		07/25/18		743,010
145,854	FNMA, Series 2006-4, Class WE	4.50		02/25/36		155,309
200,000	G2SF35 - GNMA TBA	3.50		01/15/44		201,820
7,405	GNMA II Pool #080610 (b)(g)	1.63		06/20/32		7,675
21,088	GNMA II Pool #081136 (b)(g)	2.13		11/20/34		21,927
23,566	GNMA II Pool #081432 (b)(g)	1.63		08/20/35		24,506
21,020	GNMA II Pool #081435 (b)(g)	1.63		08/20/35		21,858
						11,308,688
Principal Only Bonds - 0.0%
1,199,972	FHLMC, Series 3885, Class PO	0.00		11/15/33		1,095,717
U.S. Treasury Securities - 0.6%
102,000	U.S. Treasury Bill (k)	0.06		03/20/14		101,988
210,000	U.S. Treasury Bond (b)	3.75		11/15/43		203,011
220,000	U.S. Treasury Inflation Indexed Bond (b)	2.13		02/15/41		264,132
650,000	U.S. Treasury Inflation Indexed Bond (b)	2.00		07/15/14		823,590
10,810,000	U.S. Treasury Inflation Indexed Bond (b)	0.50		04/15/15		11,914,111
685,000	U.S. Treasury Inflation Indexed Bond (b)	0.13		04/15/16		744,702
865,000	U.S. Treasury Inflation Indexed Bond (b)	0.13		04/15/17		914,721
610,000	U.S. Treasury Inflation Indexed Bond (b)	0.13		04/15/18		628,862
915,000	U.S. Treasury Note (b)	1.25		11/30/18		895,485
1,765,000	U.S. Treasury Note (b)	2.75		11/15/23		1,726,804
						18,217,406

Total U.S. Government & Agency Obligations (Cost $44,546,954)						48,034,692
Total Fixed Income Securities (Cost $929,963,051)						1,093,218,892
Shares	Security Description					Value
Rights - 0.0%
150,000	Comdisco Holding Co., Inc. (a)(l) (Cost $43,783)					10,650
Investment Companies - 9.0%
37,632	BlackRock Credit Allocation Income Trust					491,474
61,990	BlackRock Floating Rate Income Fund					865,380
71,620	DoubleLine Income Solutions Fund					1,510,466
55,320	DoubleLine Opportunistic Credit Fund					1,234,742
69,698	Eaton Vance Limited Duration Income Fund					1,066,379
125,350	Invesco Senior Income Trust					631,764
21,000	iShares Barclays TIPS Bond Fund (a)					2,307,900
41,200	Montgomery Street Income Securities, Inc.					640,248
70,200	Nuveen Credit Strategies Income Fund					683,046
92,598	PCM Fund, Inc.					1,078,767
57,500	PIMCO Dynamic Credit Income Fund					1,292,600
45,200	PIMCO Dynamic Income Fund					1,316,676
38,380	PIMCO Income Opportunity Fund					1,084,235
98,012	PIMCO Income Strategy Fund II					975,220
5,000	ProShares UltraShort 20+ Year Treasury (a)(b)					396,000
1,477,062	SPDR S&P 500 ETF Trust (b)					272,769,040
27,400	Western Asset Mortgage Defined Opportunity Fund, Inc.					635,132
84,761	WisdomTree Japan Hedged Equity Fund					4,309,249
Total Investment Companies (Cost $191,689,516)						293,288,318
Principal	Security Description	Rate		Maturity		Value

Short-Term Investments - 0.0%
Commercial Paper - 0.0%

$315,000	Macquaire Bank Limited (b) (Cost $314,894)	0.22%		02/25/14		314,894
Contracts	Security Description		Strike Price		Exp. Date	Value

Purchased Options - 1.3%
Call Options Purchased - 1.2%
18	Accenture PLC, Class A		$55.00		01/15	49,500
870	Bed Bath & Beyond, Inc.		45.00		01/14	3,068,925
2,674	Consumer Discretionary Select Sector SPDR Fund		64.00		01/14	798,189
2,922	Consumer Staples Select Sector SPDR Fund		43.00		01/14	96,426
12,048	Financial Select Sector SPDR Fund		21.00		01/14	1,096,368
2,420	General Motors Co.		38.00		01/14	762,300
2,985	General Motors Co.		20.00		01/15	6,231,187
467	Health Care Select Sector SPDR Fund		54.00		01/14	77,756
1,509	Industrial Select Sector SPDR Fund		50.00		01/14	359,897
6,664	iShares Russell 2000 Index Fund		113.00		01/14	2,142,476
982	Johnson & Johnson		55.00		01/15	3,584,300
848	Parkervision, Inc.		7.50		04/14	14,840
7,207	Powershares DB U.S. Dollar Index Bullish Fund		23.00		01/14	7,207
75	Target Corp.		45.00		01/15	137,813
3,103	Technology Select Sector SPDR Fund		34.00		01/14	552,334
263	The Boeing Co.		60.00		01/14	2,011,292
2,265	The Coca-Cola Co.		30.00		01/14	2,573,040
514	The Walt Disney Co.		35.00		01/15	2,147,235
147	United Parcel Service, Inc., Class B		60.00		01/15	663,337
710	Walgreen Co.		25.00		01/14	2,291,525
1,770	Wal-Mart Stores, Inc.		55.00		01/15	4,194,900
3,260	Wells Fargo & Co.		25.00		01/15	6,611,280
Total Call Options Purchased (Premiums Paid $18,931,480)						39,472,127
Put Options Purchased - 0.1%
244	Green Mountain Coffee Roasters, Inc.		75.00		01/14	55,266
385	Green Mountain Coffee Roasters, Inc.		70.00		01/14	26,565
550	Green Mountain Coffee Roasters, Inc.		55.00		01/14	3,850
1,696	iShares Russell 2000 Index Fund		108.00		03/14	256,096
848	iShares Russell 2000 Index Fund		105.00		03/14	91,584
2,543	iShares Russell 2000 Index Fund		80.00		10/14	217,426
3,983	iShares Russell 2000 Index Fund		90.00		12/14	1,031,597
145	JC Penney Co., Inc.		6.00		03/14	4,350
1,025	Red Robin Gourmet Burgers, Inc.		75.00		03/14	538,125
42	Sears Holdings Corp.		55.42		02/14	37,170
27,000	SPDR S&P 500 ETF Trust		162.00		01/14	216,000
11,700	SPDR S&P 500 ETF Trust		147.00		01/14	46,800
28,600	SPDR S&P 500 ETF Trust		95.00		01/14	28,600
211	Toronto Dominion Bank		72.50		01/14	211
Total Put Options Purchased (Premiums Paid $41,773,710)						2,553,640
Total Purchased Options (Premiums Paid $60,705,190)						42,025,767
Total Long Positions - 81.9% (Cost $2,067,183,267)*						$2,677,299,101
Total Short Positions - (37.9)% (Cost $(1,113,310,433))*						(1,239,749,497)
Total Written Options - (1.1)% (Premiums Received $(24,411,484))*						(36,902,633)
Other Assets & Liabilities, Net – 57.1%						1,867,822,515
Net Assets – 100.0%						$3,268,469,487

ABSOLUTE STRATEGIES FUND
SCHEDULE OF SECURITIES SOLD SHORT
DECEMBER 31, 2013 (Unaudited)

Shares	Security Description	Value

Short Positions - (37.9)%
Common Stock - (32.1)%
Consumer Discretionary - (6.6)%
(7,579)	Abercrombie & Fitch Co.	$(249,425)
(8,474)	AFC Enterprises, Inc.	(326,249)
(2,475)	Best Buy Co., Inc.	(98,703)
(2,543)	Buffalo Wild Wings, Inc.	(374,330)
(92,944)	Callaway Golf Co.	(783,518)
(3,251)	Chemed Corp.	(249,092)
(29,654)	Chico's FAS, Inc.	(558,681)
(1,460)	Chipotle Mexican Grill, Inc., Class A	(777,859)
(5,582)	Coach, Inc.	(313,318)
(133,700)	Comcast Corp., Class A	(6,947,721)
(400)	Deckers Outdoor Corp.	(33,784)
(108,100)	Dick's Sporting Goods, Inc.	(6,280,610)
(4,238)	Domino's Pizza, Inc.	(295,177)
(3,477)	Dorman Products, Inc.	(194,955)
(86,548)	DR Horton, Inc.	(1,931,751)
(87,741)	Equinix, Inc.	(15,569,640)
(30,000)	Exide Technologies	(7,200)
(1,792)	Factset Research Systems, Inc.	(194,575)
(1,937)	Family Dollar Stores, Inc.	(125,847)
(205,500)	Fastenal Co.	(9,763,305)
(55,700)	Fossil Group, Inc.	(6,680,658)
(19,164)	FTI Consulting, Inc.	(788,407)
(127,500)	Genuine Parts Co.	(10,606,725)
(8,475)	Guess?, Inc.	(263,318)
(128,250)	Harley-Davidson, Inc.	(8,880,030)
(59,051)	Hawaiian Holdings, Inc.	(568,661)
(35,200)	Home Inns & Hotels Management, Inc., ADR	(1,536,128)
(40,654)	Iconix Brand Group, Inc.	(1,613,964)
(223,918)	JAKKS Pacific, Inc.	(1,506,968)
(85,806)	JetBlue Airways Corp.	(733,641)
(168,750)	Johnson Controls, Inc.	(8,656,875)
(20,761)	KB Home	(379,511)
(10,595)	Kohl's Corp.	(601,266)
(133,400)	L Brands, Inc.	(8,250,790)
(33,989)	LeapFrog Enterprises, Inc.	(269,873)
(70,945)	Lennar Corp., Class A	(2,806,584)
(1,913)	Lululemon Athletica, Inc.	(112,924)
(140,400)	M/I Homes, Inc.	(3,573,180)
(6,355)	McDonald's Corp.	(616,626)
(10,227)	Meritage Homes Corp.	(490,794)
(96,477)	Meritor, Inc.	(1,006,255)
(100)	Mohawk Industries, Inc.	(14,890)
(30,700)	Navistar International Corp.	(1,172,433)
(17,200)	Netflix, Inc.	(6,332,524)
(73,600)	NIKE, Inc., Class B	(5,787,904)
(40,900)	Nordstrom, Inc.	(2,527,620)
(42,000)	Nu Skin Enterprises, Inc., Class A	(5,805,240)
(1,113)	Panera Bread Co., Class A	(196,656)
(5,300)	priceline.com, Inc.	(6,160,720)
(86,950)	PriceSmart, Inc.	(10,046,203)
(65,000)	PulteGroup, Inc.	(1,324,050)
(103,429)	Rackspace Hosting, Inc.	(4,047,177)
(248,478)	Regis Corp.	(3,605,416)
(6,355)	Ross Stores, Inc.	(476,180)
(21,189)	Select Comfort Corp.	(446,876)
(105,500)	Signet Jewelers, Ltd.	(8,302,850)
(390,300)	Southwest Airlines Co.	(7,353,252)
(92,752)	Standard Pacific Corp.	(839,406)
(42,274)	Starbucks Corp.	(3,313,859)
(120,533)	Steinhoff International Holdings, Ltd.	(514,862)
(10,595)	Target Corp.	(670,346)
(12,922)	Tesla Motors, Inc.	(1,943,210)
(3,949)	The Buckle, Inc.	(207,559)
(1,785)	The Childrens Place Retail Stores, Inc.	(101,692)
(68,380)	The Home Depot, Inc.	(5,630,409)
(30,977)	The Ryland Group, Inc.	(1,344,712)
(10,593)	The Walt Disney Co.	(809,305)
(4,198)	Time Warner Cable, Inc.	(568,829)
(47,400)	Titan Machinery, Inc.	(844,668)
(33,000)	Toll Brothers, Inc.	(1,221,000)
(39,300)	Ulta Salon Cosmetics & Fragrance, Inc.	(3,793,236)
(105,800)	Under Armour, Inc., Class A	(9,236,340)
(15,921)	United Continental Holdings, Inc.	(602,291)
(12,712)	Urban Outfitters, Inc.	(471,615)
(8,609)	Vera Bradley, Inc.	(206,960)
(357,946)	Wabash National Corp.	(4,420,633)
(33,135)	WESCO International, Inc.	(3,017,605)
(111,500)	Yum! Brands, Inc.	(8,430,515)
(12,712)	Zumiez, Inc.	(330,512)
		(217,138,473)
Consumer Staples - (2.2)%
(21,190)	Addus HomeCare Corp.	(475,715)
(204,733)	Albany Molecular Research, Inc.	(2,063,709)
(10,470)	Amedisys, Inc.	(153,176)
(472,100)	Array BioPharma, Inc.	(2,365,221)
(17,671)	Ascent Capital Group, Inc., Class A	(1,511,931)
(4,410)	Avis Budget Group, Inc.	(178,252)
(83,700)	Bristol-Myers Squibb Co.	(4,448,655)
(15,111)	Bunge, Ltd.	(1,240,764)
(21,188)	Campbell Soup Co.	(917,017)
(39,831)	Cardtronics, Inc.	(1,730,657)
(9,706)	Chiquita Brands International, Inc.	(113,560)
(81,100)	Cintas Corp.	(4,832,749)
(44,323)	Ctrip.com International, Ltd., ADR	(2,199,307)
(68,400)	Endologix, Inc.	(1,192,896)
(32,835)	Green Mountain Coffee Roasters, Inc.	(2,481,669)
(7,453)	Haemonetics Corp.	(313,995)
(250,763)	Healthways, Inc.	(3,849,212)
(85,900)	Mondelez International, Inc., Class A	(3,032,270)
(6,162)	Nutrisystem, Inc.	(101,303)
(25,711)	Orexigen Therapeutics, Inc.	(144,753)
(2,345)	PharMerica Corp.	(50,418)
(23,854)	Post Holdings, Inc.	(1,175,287)
(44,227)	Protalix BioTherapeutics, Inc.	(172,043)
(29,450)	ServiceSource International, Inc.	(246,791)
(198,526)	Spectrum Pharmaceuticals, Inc.	(1,756,955)
(1,271)	The Boston Beer Co., Inc., Class A	(307,315)
(110,200)	The Estee Lauder Cos., Inc., Class A	(8,300,264)
(8,475)	The Fresh Market, Inc.	(343,238)
(314,800)	United Rentals, Inc.	(24,538,660)
(20,189)	Universal Corp.	(1,102,319)
		(71,340,101)
Energy - (0.9)%
(37,728)	Alon USA Energy, Inc.	(624,021)
(23,750)	BPZ Resources, Inc.	(43,225)
(63,630)	Chesapeake Energy Corp.	(1,726,918)
(74,581)	Clean Energy Fuels Corp.	(960,603)
(8,866)	Cobalt International Energy, Inc.	(145,846)
(98,120)	Energy XXI Bermuda, Ltd.	(2,655,127)
(10,601)	Goodrich Petroleum Corp.	(180,429)
(389,597)	Green Plains Renewable Energy, Inc.	(7,554,286)
(45,800)	Halliburton Co.	(2,324,350)
(18,000)	Helix Energy Solutions Group, Inc.	(417,240)
(112,947)	Newpark Resources, Inc.	(1,388,119)
(186,493)	Penn Virginia Corp.	(1,758,629)
(96,957)	Sanchez Energy Corp.	(2,376,416)
(107,865)	SandRidge Energy, Inc.	(654,741)
(34,250)	SEACOR Holdings, Inc.	(3,123,600)
(2,799)	SolarCity Corp.	(159,039)
(493,606)	Vantage Drilling Co.	(908,235)
(51,967)	Western Refining, Inc.	(2,203,920)
		(29,204,744)
Financial - (7.9)%
(5,816)	Affiliated Managers Group, Inc.	(1,261,374)
(10,967,000)	Agricultural Bank of China, Ltd., Class H	(5,388,529)
(11,214)	Alexandria Real Estate Equities, Inc. REIT	(713,435)
(73,485)	American Equity Investment Life Holding Co.	(1,938,534)
(3,584)	American Residential Properties, Inc. REIT	(61,501)
(17,036)	Amtrust Financial Services, Inc.	(556,907)
(1,475,700)	Banco Santander SA, ADR	(13,384,599)
(728,277)	Bank of America Corp.	(11,339,273)
(15,145,000)	Bank of China, Ltd., Class H	(6,972,602)
(7,114,000)	Bank of Communications Co., Ltd., Class H	(5,018,323)
(650,708)	Barclays PLC, ADR	(11,797,336)
(309,000)	BB&T Corp.	(11,531,880)
(920,405)	CBIZ, Inc.	(8,394,094)
(10,387,000)	China CITIC Bank Corp, Ltd., Class H	(5,639,358)
(8,367,000)	China Construction Bank Corp., Class H	(6,312,233)
(2,688,000)	China Merchants Bank Co., Ltd., Class H	(5,726,598)
(4,237)	Crown Castle International Corp.	(311,123)
(247,373)	Deutsche Bank AG	(11,933,274)
(27,675)	DFC Global Corp.	(316,879)
(236,971)	Encore Capital Group, Inc.	(11,910,162)
(470,500)	Erste Group Bank AG	(16,395,262)
(6,356)	Financial Engines, Inc.	(441,615)
(46,575)	Forest City Enterprises, Inc., Class A	(889,582)
(207,290)	Forestar Group, Inc.	(4,409,058)
(227,235)	FXCM, Inc., Class A	(4,053,872)
(257,057)	Gain Capital Holdings, Inc.	(1,930,498)
(1,996,909)	Grupo Financiero Banorte SAB de CV, Class O	(13,972,933)
(29,394)	Health Care REIT, Inc.	(1,574,637)
(9,947,000)	Industrial & Commercial Bank of China, Ltd., Class H	(6,721,726)
(132,279)	iStar Financial, Inc., REIT	(1,887,621)
(22,111)	KeyCorp	(296,730)
(5,009)	Leucadia National Corp.	(141,955)
(272,476)	Meadowbrook Insurance Group, Inc.	(1,896,433)
(54,001)	MetLife, Inc.	(2,911,734)
(29,509)	MGIC Investment Corp.	(249,056)
(1,017,000)	Nordea Bank AB	(13,701,042)
(97,954)	OFG Bancorp	(1,698,522)
(644,500)	OTP Bank PLC	(12,229,086)
(45,600)	Plum Creek Timber Co., Inc. REIT	(2,120,856)
(15,570)	Portfolio Recovery Associates, Inc.	(822,719)
(90,609)	Radian Group, Inc.	(1,279,399)
(129,500)	Royal Bank of Canada	(8,706,285)
(470,000)	Swedbank AB, Class A	(13,226,366)
(8,000)	The Allstate Corp.	(436,320)
(16,950)	UBS AG	(326,288)
(21,499)	Walter Investment Management Corp. REIT	(760,205)
(227,300)	Wells Fargo & Co.	(10,319,420)
(381,700)	Weyerhaeuser Co. REIT	(12,050,269)
(31,881)	Wintrust Financial Corp.	(1,470,352)
		(257,427,855)
Healthcare - (1.5)%
(393,000)	Accuray, Inc.	(3,423,030)
(20,874)	Alere, Inc.	(755,639)
(19,630)	Allscripts Healthcare Solutions, Inc.	(303,480)
(19,600)	Amgen, Inc.	(2,235,968)
(1,247)	athenahealth, Inc.	(167,721)
(2,336)	BioMarin Pharmaceutical, Inc.	(164,151)
(37,888)	Cubist Pharmaceuticals, Inc.	(2,609,347)
(84,437)	Exelixis, Inc.	(517,599)
(500)	Gilead Sciences, Inc.	(37,575)
(32,986)	HealthSouth Corp.	(1,099,094)
(3,345)	Illumina, Inc.	(370,024)
(35,100)	Incyte Corp., Ltd.	(1,777,113)
(73,149)	Insulet Corp.	(2,713,828)
(50,700)	Medtronic, Inc.	(2,909,673)
(178,700)	Molina Healthcare, Inc.	(6,209,825)
(184,400)	Mylan, Inc.	(8,002,960)
(50,998)	Omnicare, Inc.	(3,078,239)
(48,907)	The Medicines Co.	(1,888,788)
(109,511)	Theravance, Inc.	(3,904,067)
(51,100)	UnitedHealth Group, Inc.	(3,847,830)
(15,600)	Vivus, Inc.	(141,648)
(96,900)	Volcano Corp.	(2,117,265)
(37,702)	Wright Medical Group, Inc.	(1,157,828)
		(49,432,692)
Industrial - (6.8)%
(47,116)	3M Co.	(6,608,019)
(45,700)	AAR Corp.	(1,280,057)
(8,320)	Aecon Group, Inc.	(126,024)
(15,756)	Aegean Marine Petroleum Network, Inc.	(176,782)
(3,491)	Aerovironment, Inc.	(101,693)
(235,900)	Altra Holdings, Inc.	(8,072,498)
(6,356)	AO Smith Corp.	(342,843)
(3,313)	Atlas Air Worldwide Holdings, Inc.	(136,330)
(467,100)	Atlas Copco AB, Class A	(12,948,674)
(9,225)	Briggs & Stratton Corp.	(200,736)
(38,200)	Bristow Group, Inc.	(2,867,292)
(77,546)	Caterpillar, Inc.	(7,041,952)
(181,911)	Cemex SAB de CV, ADR	(2,152,007)
(191,100)	Colfax Corp.	(12,171,159)
(234,469)	Covanta Holding Corp.	(4,161,825)
(1,466)	Deere & Co.	(133,890)
(255,800)	Donaldson Co., Inc.	(11,117,068)
(140,907)	Eaton Corp. PLC	(10,725,841)
(143,475)	Emerson Electric Co.	(10,069,075)
(125,700)	EnerSys, Inc.	(8,810,313)
(112,925)	Fluor Corp.	(9,066,748)
(25,672)	Genco Shipping & Trading, Ltd.	(64,180)
(62,623)	General Cable Corp.	(1,841,742)
(816,100)	General Electric Co.	(22,875,283)
(174,450)	Greif, Inc., Class A	(9,141,180)
(276,226)	Griffon Corp.	(3,648,945)
(38,700)	Honeywell International, Inc.	(3,536,019)
(69,324)	InvenSense, Inc.	(1,440,553)
(2,388)	Joy Global, Inc.	(139,674)
(227,331)	Kaman Corp.	(9,031,861)
(12,712)	KBR, Inc.	(405,386)
(56,650)	Layne Christensen Co.	(967,582)
(2,006)	Lindsay Corp.	(165,996)
(16,600)	Lockheed Martin Corp.	(2,467,756)
(16,200)	Norfolk Southern Corp.	(1,503,846)
(80,506)	PHH Corp.	(1,960,321)
(120,100)	RTI International Metals, Inc.	(4,108,621)
(575,700)	Sandvik AB	(8,118,347)
(2,614)	Simpson Manufacturing Co., Inc.	(96,012)
(371,300)	SKF AB, Class B	(9,738,770)
(16,118)	Smith & Wesson Holding Corp.	(217,432)
(40,041)	Swift Transportation Co.	(889,311)
(217,181)	TTM Technologies, Inc.	(1,863,413)
(10,600)	Union Pacific Corp.	(1,780,800)
(7,500)	United Technologies Corp.	(853,500)
(77,700)	Valmont Industries, Inc.	(11,586,624)
(382,584)	Vishay Intertechnology, Inc.	(5,073,064)
(199,000)	Wartsila OYJ Abp	(9,792,545)
		(221,619,589)
Information Technology - (3.4)%
(2,714)	ACI Worldwide, Inc.	(176,410)
(86,360)	Akamai Technologies, Inc.	(4,074,465)
(1,695)	Alliance Data Systems Corp.	(445,666)
(106,000)	Autodesk, Inc.	(5,334,980)
(27,422)	Bottomline Technologies (de), Inc.	(991,580)
(121,192)	CACI International, Inc., Class A	(8,873,678)
(668,887)	Cadence Design Systems, Inc.	(9,377,796)
(228,314)	Ciena Corp.	(5,463,554)
(4,892)	Computer Programs and Systems, Inc.	(302,375)
(25,509)	Concur Technologies, Inc.	(2,632,019)
(61,590)	Cornerstone OnDemand, Inc.	(3,285,211)
(3,898)	Diebold, Inc.	(128,673)
(19,353)	Digital River, Inc.	(358,030)
(889,200)	GT Advanced Technologies, Inc.	(7,753,824)
(3,800)	Guidance Software, Inc.	(38,380)
(98,000)	Hewlett-Packard Co.	(2,742,040)
(23,097)	Lam Research Corp.	(1,257,632)
(5,806)	Lexmark International, Inc., Class A	(206,229)
(6,796)	Medidata Solutions, Inc.	(411,634)
(223,900)	Mentor Graphics Corp.	(5,389,273)
(78,459)	Microchip Technology, Inc.	(3,511,040)
(5,290)	MICROS Systems, Inc.	(303,487)
(374,300)	Microsoft Corp.	(14,010,049)
(16,955)	NVIDIA Corp.	(271,619)
(68,500)	ON Semiconductor Corp.	(564,440)
(1,030,106)	Photronics, Inc.	(9,301,857)
(5,074)	Proofpoint, Inc.	(168,305)
(4,921)	QLIK Technologies, Inc.	(131,046)
(2,070,102)	Quantum Corp.	(2,484,122)
(41,050)	Radisys Corp.	(94,005)
(108,100)	Rambus, Inc.	(1,023,707)
(228,427)	Rudolph Technologies, Inc.	(2,681,733)
(20,817)	SanDisk Corp.	(1,468,431)
(84,800)	SAP AG, ADR	(7,389,472)
(2,394)	ServiceNow, Inc.	(134,088)
(60,487)	Spansion, Inc., Class A	(840,164)
(79,168)	SunEdison, Inc.	(1,033,142)
(151,945)	Take-Two Interactive Software, Inc.	(2,639,285)
(57,700)	Texas Instruments, Inc.	(2,533,607)
(2,422)	The Dun & Bradstreet Corp.	(297,300)
(3,764)	Veeva Systems, Inc., Class A	(120,824)
(7,082)	VeriFone Systems, Inc.	(189,939)
(43,738)	VeriSign, Inc.	(2,614,658)
		(113,049,769)
Materials - (1.5)%
(88,105)	ArcelorMittal, ADR	(1,571,793)
(398,142)	B2Gold Corp.	(804,247)
(69,825)	BHP Billiton, Ltd., ADR	(4,762,065)
(3,676)	Clearwater Paper Corp.	(192,990)
(44,500)	E.I. du Pont de Nemours & Co.	(2,891,165)
(387,253)	Horsehead Holding Corp.	(6,277,371)
(2,457,621)	Mexichem SAB de CV	(10,119,228)
(111,750)	Rio Tinto PLC, ADR	(6,306,053)
(7,334)	Sesa Goa, Ltd., ADR	(96,515)
(227,000)	Silver Standard Resources, Inc.	(1,579,920)
(93,900)	Steel Dynamics, Inc.	(1,834,806)
(142,872)	Stillwater Mining Co.	(1,763,041)
(249,500)	The Dow Chemical Co.	(11,077,800)
		(49,276,994)
Telecommunication Services - (1.3)%
(33,900)	8x8, Inc.	(344,424)
(31,501)	Alaska Communications Systems Group, Inc.	(66,782)
(240,389)	Alcatel-Lucent	(1,077,430)
(364,404)	Blucora, Inc.	(10,626,021)
(33,500)	Comtech Telecommunications Corp.	(1,055,920)
(148,000)	Dealertrack Technologies, Inc.	(7,115,840)
(168,431)	Infinera Corp.	(1,647,255)
(9,100)	InterDigital, Inc.	(268,359)
(96,699)	Iridium Communications, Inc.	(605,336)
(2,119)	LinkedIn Corp.	(459,463)
(40,700)	Meru Networks, Inc.	(175,417)
(261,400)	Move, Inc.	(4,179,786)
(12,773)	Pandora Media, Inc.	(339,762)
(8,831)	Qihoo 360 Technology Co. Ltd., ADR	(724,584)
(2,787)	SINA Corp.	(234,805)
(543,012)	Sirius XM Holdings, Inc.	(1,895,112)
(3,874)	SouFun Holdings, Ltd., ADR	(319,256)
(65,219)	Time Warner, Inc.	(4,547,069)
(83,600)	Trulia, Inc.	(2,948,572)
(84,628)	Web.com Group, Inc.	(2,690,324)
(22,290)	WebMD Health Corp.	(880,455)
(1,270)	Yandex NV, Class A	(54,800)
		(42,256,772)
Total Common Stock (Cost $(932,305,949))		(1,050,746,989)
Investment Companies - (5.8)%
(245,100)	Consumer Discretionary Select Sector SPDR Fund	(16,380,033)
(285,900)	Consumer Staples Select Sector SPDR Fund	(12,287,982)
(1,076,300)	Financial Select Sector SPDR Fund	(23,527,918)
(87,776)	Health Care Select Sector SPDR Fund	(4,866,302)
(149,300)	Industrial Select Sector SPDR Fund	(7,802,418)
(980,381)	iShares Russell 2000 Index Fund	(113,047,733)
(310,300)	Technology Select Sector SPDR Fund	(11,090,122)
Total Investment Companies (Cost $(181,004,484))		(189,002,508)
Total Short Positions - (37.9)% (Cost $(1,113,310,433))		$(1,239,749,497)

ABSOLUTE STRATEGIES FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN
DECEMBER 31, 2013 (Unaudited)

Contracts	Security Description	Strike Price	Exp. Date	Value

Written Options - (1.1)%
Call Options Written - (1.0)%
(1)	3M Co.	$110.00	01/14	(3,030)
(1,019)	Altria Group, Inc.	40.00	01/14	(2,038)
(178)	Amazon.com, Inc.	310.00	01/14	(1,579,305)
(155)	Amazon.com, Inc.	295.00	01/14	(1,604,250)
(246)	American Electric Power Co., Inc.	50.00	01/14	(246)
(509)	American Express Co.	70.00	01/14	(1,053,630)
(395)	Amgen, Inc.	100.00	01/14	(563,862)
(252)	Anadarko Petroleum Corp.	90.00	01/14	(1,008)
(196)	Apache Corp.	90.00	01/14	(4,312)
(2,980)	AT&T, Inc.	40.00	01/14	(2,980)
(221)	Baker Hughes, Inc.	50.00	01/14	(118,235)
(5,473)	Bank of America Corp.	15.00	01/14	(385,846)
(880)	Berkshire Hathaway, Inc., Class B	110.00	01/14	(765,600)
(842)	Bristol-Myers Squibb Co.	40.00	01/14	(1,109,335)
(382)	Capital One Financial Corp.	70.00	01/14	(258,996)
(57)	CarMax, Inc.	50.00	01/14	(855)
(1,000)	CarMax, Inc.	50.00	04/14	(150,000)
(979)	Chevron Corp.	130.00	01/14	(11,748)
(111)	Chipotle Mexican Grill, Inc.	330.00	01/14	(2,246,640)
(2,637)	Cisco Systems, Inc.	25.00	01/14	(2,637)
(1,474)	Citigroup, Inc.	50.00	01/14	(364,078)
(437)	Cognizant Technology Solutions Corp., Class A	85.00	01/14	(701,385)
(480)	Colgate-Palmolive Co.	62.50	01/14	(134,880)
(628)	ConocoPhillips	65.00	01/14	(351,680)
(223)	Consumer Discretionary Select Sector SPDR Fund	57.00	01/14	(220,770)
(63)	Consumer Staples Select Sector SPDR Fund	38.00	01/14	(31,185)
(213)	Costco Wholesale Corp.	115.00	01/14	(94,785)
(378)	Cummins, Inc.	125.00	01/14	(607,824)
(640)	CVS Caremark Corp.	60.00	01/14	(742,400)
(206)	Devon Energy Corp.	60.00	01/14	(47,380)
(21)	E.I. du Pont de Nemours & Co.	55.00	01/14	(21,053)
(586)	eBay, Inc.	60.00	01/14	(4,688)
(371)	Emerson Electric Co.	65.00	01/14	(195,888)
(428)	Exelon Corp.	35.00	01/14	(1,284)
(155)	FedEx Corp.	115.00	01/14	(443,300)
(1,285)	Financial Select Sector SPDR Fund	19.00	01/14	(366,225)
(1,881)	Ford Motor Co.	15.00	01/14	(99,693)
(180)	General Dynamics Corp.	80.00	01/14	(282,600)
(2,420)	General Motors Co.	45.00	01/14	(19,360)
(757)	Gilead Sciences, Inc.	45.00	01/14	(2,276,677)
(80)	Google, Inc., Class A	850.00	01/14	(2,156,160)
(13)	Health Care Select Sector SPDR Fund	47.00	01/14	(10,985)
(16)	Industrial Select Sector SPDR Fund	44.00	01/14	(13,280)
(2,533)	Intel Corp.	25.00	01/14	(296,361)
(1,391)	International Game Technology	17.00	01/14	(161,356)
(633)	Iron Mountain, Inc.	37.50	01/14	(6,330)
(31)	Johnson & Johnson	80.00	01/14	(36,038)
(241)	Kinder Morgan Energy Partners LP	95.00	01/14	(241)
(55)	Mastercard, Inc., Class A	600.00	01/14	(1,294,425)
(519)	Medtronic, Inc.	50.00	01/14	(387,174)
(1,534)	Merck & Co., Inc.	50.00	01/14	(121,186)
(109)	Mohawk Industries, Inc.	125.00	02/14	(266,505)
(33)	Mondelez International, Inc., Class A	30.00	01/14	(17,490)
(263)	Monsanto Co.	115.00	01/14	(78,637)
(336)	Monsanto Co.	110.00	01/14	(228,480)
(752)	Morgan Stanley	25.00	01/14	(481,280)
(216)	National Oilwell Varco, Inc.	80.00	01/14	(21,600)
(1,055)	News Corp., Class A	30.00	01/14	(1,023,350)
(19)	NIKE, Inc., Class B	60.00	01/14	(35,530)
(410)	Occidental Petroleum Corp.	95.00	01/14	(75,030)
(776)	PepsiCo, Inc.	80.00	01/14	(244,440)
(3,756)	Pfizer, Inc.	30.00	01/14	(298,602)
(856)	Philip Morris International, Inc.	100.00	01/14	(856)
(1,025)	Red Robin Gourmet Burgers, Inc.	90.00	03/14	(76,875)
(788)	Salesforce.com, Inc.	47.50	01/14	(610,700)
(682)	Schlumberger, Ltd.	85.00	01/14	(371,690)
(151)	Starbucks Corp.	65.00	01/14	(202,718)
(167)	The Allstate Corp.	50.00	01/14	(76,403)
(601)	The Bank of New York Mellon Corp.	32.00	01/14	(180,601)
(1,050)	The Coca-Cola Co.	42.50	01/14	(10,500)
(439)	The Goldman Sachs Group, Inc.	155.00	01/14	(984,457)
(771)	The Home Depot, Inc.	75.00	01/14	(568,612)
(1,368)	The Procter & Gamble Co.	80.00	01/14	(266,760)
(880)	The Walt Disney Co.	70.00	01/14	(572,000)
(318)	The Williams Cos., Inc.	40.00	01/14	(8,268)
(955)	U.S. Bancorp	40.00	01/14	(66,373)
(133)	Union Pacific Corp.	150.00	01/14	(239,732)
(454)	United Technologies Corp.	100.00	01/14	(631,060)
(3)	UnitedHealth Group, Inc.	60.00	01/14	(4,598)
(360)	USG Corp.	30.00	01/14	(7,200)
(2,268)	Verizon Communications, Inc.	50.00	01/14	(38,556)
(252)	Visa, Inc., Class A	185.00	01/14	(950,040)
(214)	Visa, Inc., Class A	180.00	01/14	(914,315)
(863)	Wal-Mart Stores, Inc.	80.00	01/14	(21,575)
(605)	Weight Watchers International, Inc.	45.00	01/15	(107,085)
(2,666)	Wells Fargo & Co.	40.00	01/14	(1,426,310)
(1,430)	Whole Foods Market, Inc.	49.00	01/14	(1,238,380)
(317)	Yum! Brands, Inc.	75.00	01/14	(52,305)
Total Call Options Written (Premiums Received $(10,165,160))				(33,754,137)
Put Options Written - (0.1)%
(520)	3M Co.	75.00	01/14	(520)
(1,534)	Altria Group, Inc.	25.00	01/14	(1,534)
(268)	Amazon.com, Inc.	215.00	01/14	(268)
(371)	American Electric Power Co., Inc.	35.00	01/14	(371)
(596)	Amgen, Inc.	70.00	01/14	(596)
(266)	Apache Corp.	75.00	04/14	(26,600)
(755)	Apple, Inc.	415.00	01/14	(5,285)
(4,499)	AT&T, Inc.	25.00	01/14	(4,499)
(1,324)	Berkshire Hathaway, Inc., Class B	75.00	01/14	(1,324)
(1,266)	Bristol-Myers Squibb Co.	28.00	01/14	(1,266)
(1,476)	Chevron Corp.	90.00	01/14	(1,476)
(355)	Coach, Inc.	50.00	02/14	(20,590)
(724)	Colgate-Palmolive Co.	42.50	01/14	(724)
(2,011)	Comcast Corp., Class A	30.00	01/14	(2,011)
(688)	Darden Restaurants, Inc.	42.00	04/14	(15,480)
(463)	Deere & Co.	80.00	01/15	(178,255)
(156)	DIRECTV	60.00	01/14	(312)
(704)	E.I. du Pont de Nemours & Co.	35.00	01/14	(704)
(888)	eBay, Inc.	40.00	01/14	(888)
(769)	Eli Lilly & Co.	45.00	01/14	(3,845)
(646)	Exelon Corp.	25.00	01/14	(646)
(2,841)	Exxon Mobil Corp.	70.00	01/14	(2,841)
(415)	Fair Isaac Corp.	45.00	01/14	(415)
(2,832)	Ford Motor Co.	10.00	01/14	(2,832)
(720)	Freeport-McMoRan Copper & Gold, Inc.	29.00	01/14	(2,880)
(605)	General Motors Co.	37.00	01/15	(199,650)
(293)	Green Mountain Coffee Roasters, Inc.	55.00	01/15	(174,042)
(990)	Hertz Global Holdings, Inc.	20.00	01/15	(89,100)
(582)	Honeywell International, Inc.	55.00	01/14	(582)
(3,818)	Intel Corp.	18.00	01/14	(3,818)
(500)	Kohl's Corp.	52.50	01/14	(5,000)
(363)	Lululemon Athletica, Inc.	62.50	01/14	(154,275)
(770)	McDonald's Corp.	90.00	01/14	(5,390)
(782)	Medtronic, Inc.	35.00	01/14	(782)
(2,317)	Merck & Co., Inc.	35.00	01/14	(2,317)
(2,535)	Microsoft Corp.	28.00	01/15	(212,940)
(1,286)	National Oilwell Varco, Inc.	55.00	01/14	(1,286)
(1,584)	News Corp., Class A	20.00	01/14	(1,584)
(619)	Occidental Petroleum Corp.	65.00	01/14	(619)
(2,950)	Oracle Corp.	28.00	01/14	(2,950)
(1,169)	PepsiCo, Inc.	55.00	01/14	(1,169)
(5,653)	Pfizer, Inc.	20.00	01/14	(5,653)
(1,288)	Philip Morris International, Inc.	70.00	01/14	(3,220)
(330)	QUALCOMM, Inc.	65.00	01/15	(110,550)
(1,030)	Schlumberger, Ltd.	60.00	01/14	(1,030)
(28,302)	Sirius XM Holdings, Inc.	3.50	01/15	(1,542,459)
(282)	Stanley Black & Decker, Inc.	70.00	01/15	(119,850)
(870)	Texas Instruments, Inc.	25.00	01/14	(870)
(300)	The Coca-Cola Co.	40.00	01/14	(3,900)
(901)	The Dow Chemical Co.	27.00	01/14	(901)
(2,059)	The Procter & Gamble Co.	55.00	01/14	(2,059)
(1,443)	U.S. Bancorp	25.00	01/14	(1,443)
(361)	Union Pacific Corp.	105.00	01/14	(361)
(684)	United Technologies Corp.	70.00	01/14	(684)
(605)	Weight Watchers International, Inc.	30.00	01/15	(223,850)
Total Put Options Written (Premiums Received $(14,246,324))				(3,148,496)
Total Written Options - (1.1)% (Premiums Received $(24,411,484))				$(36,902,633)

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN
DECEMBER 31, 2013 (Unaudited)

ADR	American Depositary Receipt
BKNT	Bank Note
ETF	Exchange Traded Fund
ETN	Exchange Traded Note
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LLC	Limited Liability Company
LP	Limited Partnership
MTN	Medium Term Note
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is held as collateral for securities sold short.
(c)	Subject to call option written by the Fund.
(d)	Subject to put option written by the Fund.
(e)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $320,506,563 or 9.8% of net assets.
(f)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of December 31, 2013.
(g)	Variable rate security. Rate presented is as of December 31, 2013.
(h)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $10,361,425 or 0.3% of net assets.
(i)	Security is currently in default and is on scheduled interest or principal payment.
(j)	Zero coupon bond. Interest rate presented is yield to maturity.
(k)	Rate presented is yield to maturity.
(l)
Holders of Comdisco Holding Co., Inc. were issued contingent equity distribution rights pursuant to the Comdisco, Inc. First Amended Joint Plan of Reorganization. Accordingly, there is no associated strike price or expiration date.

At December 31, 2013, the Fund held the following credit default swap agreements:

AFA
Counterparty	Reference Entity / Obligation	Receive Rate	Termination Date	Credit Spread as of 12/31/13 (1)	Notional Amount	Net Unrealized Appreciation
Barclays Capital, Inc.	INDEX CDX HY CDS	5.00%	06/20/17	2.10%	$(990,000)	$150,898
A

(1) Credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Credit spreads are used to determine the value of swap contracts and reflect the cost of buying/ selling protection, which may include upfront payments made to enter into the contract.

The notional amounts are equal to the potential payment that the Fund could be required to make as a seller of credit protection.

The Fund enters contracts to sell protection to create a long credit position. Credit events that could require payment are bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
A

AFA
At December 31, 2013, the Fund held the following futures contracts:
Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Depreciation

3	U.S. 10-year Note Future	03/31/14	$377,256	$(8,115)
7	U.S. 5-year Note Future	03/31/14	845,939	(10,751)
6	U.S. Ultra Bond Future	03/31/14	833,637	(16,137)

(800)	Euro FX Currency Future	03/19/14	(137,622,000)	(258,000)
(6,000)	Russell 2000 Mini Future	03/21/14	(676,081,705)	(20,758,295)
(4,000)	S&P 500 Emini Future	03/21/14	(359,360,000)	(8,890,000)
(30)	U.S. 10-year Note Future	03/31/14	(3,739,218)	47,812
(40)	U.S. 2-year Note Future	03/31/14	(8,808,000)	15,500
(390)	U.S. 5-year Note Future	03/31/14	(46,971,209)	439,334
(20)	U.S. Long Bond Future	03/31/14	(2,587,188)	20,938

$(1,233,112,488)	$(29,417,714)
AFA

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$711,737,389
Gross Unrealized Depreciation	(240,551,768)
Net Unrealized Appreciation	$471,185,621

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of December 31, 2013.

	Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Consumer Discretionary	$246,194,366	$-	$-	$246,194,366
Consumer Staples	232,884,534	-	-	232,884,534
Energy	71,742,747	-	-	71,742,747
Financial	219,604,063	-	-	219,604,063
Healthcare	91,387,001	-	-	91,387,001
Industrial	63,727,742	-	-	63,727,742
Information Technology	160,441,989	-	-	160,441,989
Materials	36,396,178	-	-	36,396,178
Telecommunication Services	71,883,859	-	-	71,883,859
Utilities	1,073,912	-	-	1,073,912
Preferred Stock
Consumer Staples	1,695,431	5,192,331	-	6,887,762
Energy	5,511,424	5,918,787	-	11,430,211
Financial	13,981,941	6,793,912	-	20,775,853
Healthcare	1,382,543	4,162,848	-	5,545,391
Industrial	1,864,585	-	-	1,864,585
Materials	2,098,122	-	-	2,098,122
Telecommunication Services	-	1,086,540	-	1,086,540
Utilities	3,415,725	-	-	3,415,725
Asset Backed Obligations	-	275,194,296	5,503,925	280,698,221
Corporate Convertible Bonds	-	657,355,696	4,857,500	662,213,196
Corporate Non-Convertible Bonds	-	81,958,983	-	81,958,983
Exchange Traded Notes	322,260	-	-	322,260
Foreign Government Bonds	-	450,114	-	450,114
Interest Only Bonds	-	3,728,568	-	3,728,568
Municipal Bonds	-	12,777,949	-	12,777,949
Municipal Demand Notes	-	1,148,580	-	1,148,580
Syndicated Loans	-	1,886,329	-	1,886,329
U.S. Government & Agency Obligations	-	48,034,692	-	48,034,692
Rights	10,650	-	-	10,650
Investment Companies	293,288,318	-	-	293,288,318
Commercial Paper	-	314,894	-	314,894
Purchased Options	41,989,749	36,018	-	42,025,767
Total Investments At Value	$1,560,897,139	$1,106,040,537	$10,361,425	$2,677,299,101

Other Financial Instruments**
Credit Default Swaps	-	150,898	-	150,898
Futures	523,584	-	-	523,584
Total Other Financial Instruments	$523,584	$150,898	$-	$674,482
Total Assets	$1,561,420,723	$1,106,191,435	$10,361,425	$2,677,973,583

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN
DECEMBER 31, 2013 (Unaudited)

Level 1	Level 2	Level 3	Total

Liabilities
Securities Sold Short
Common Stock	$(1,050,746,989)	$-	$-	$(1,050,746,989)
Investment Companies	(189,002,508)	-	-	(189,002,508)
Total Securities Sold Short	$(1,239,749,497)	$-	$-	$(1,239,749,497)

Other Financial Instruments**
Written Options	(36,844,650)	(57,983)	-	(36,902,633)
Futures	(29,941,298)	-	-	(29,941,298)
Total Other Financial Instruments	$(66,785,948)	$(57,983)	$-	$(66,843,931)
Total Liabilities	$(1,306,535,445)	$(57,983)	$-	$(1,306,593,428)

**
Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and Schedule of Securities Sold Short, such as futures and credit default swaps, which are valued at the unrealized appreciation (depreciation) of the instrument. Written options are reported at their market value at period end.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Asset Backed Obligations	Corporate Convertible Bonds	Corporate Non Convertible Bonds	U.S. Government & Agency Obligations

Balance as of 03/31/13	$1,953,489	$4,796,000	$38,160	$216,839
Accrued Accretion / (Amortization)	43,946	18,081	-	(19)
Change in Unrealized Appreciation / (Depreciation)	52,527	(156,581)	37,864	(14,438)
Purchases	4,065,078	-	-	-
Sales	-	-	-	-
Paydowns	(611,115)	-	-	(2,740)
Transfers In / (Out)	-	200,000	(76,024)	(199,642)
Balance as of 12/31/13	$5,503,925	$4,857,500	$-	$-
Net change in unrealized appreciation / (depreciation) from investments held as of 12/31/13***	$9,480	$(918,655)	$37,864	$(14,438)

*** The change in unrealized appreciation/(depreciation) is included in net changes in unrealized appreciation/(depreciation) of investments in the accompanying Statement of Operations.

The Fund utilizes the end of period methodology when determining transfers in or out of the Level 3 category.

There were no transfers between Level 1 and Level 2 for the period ended December 31, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

ABSOLUTE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2013 (Unaudited)

AFA
Shares	Security Description					Value

Long Positions - 63.0%
Equity Securities - 48.1%
Common Stock - 48.1%
Consumer Discretionary - 5.3%
6,920	Buffalo Wild Wings, Inc. (a)(b)					$1,018,624
12,384	Bunge, Ltd.					1,016,850
28,141	Gaming and Leisure Properties, Inc. REIT (a)					1,429,844
5,855	Hanesbrands, Inc. (b)					411,431
11,905	Lithia Motors, Inc., Class A (b)					826,445
84,654	Luby's, Inc. (a)					653,529
198,381	Office Depot, Inc. (a)(b)					1,049,436
16,193	Tempur Sealy International, Inc. (a)					873,774
14,540	Tractor Supply Co. (b)					1,128,013
23,770	Vitamin Shoppe, Inc. (a)(b)					1,236,278
						9,644,224
Consumer Staples - 3.2%
32,449	BioScrip, Inc. (a)					240,123
26,449	Calavo Growers, Inc.					800,347
69,495	Diamond Foods, Inc. (a)					1,795,751
21,164	Safeway, Inc.					689,311
23,809	Tyson Foods, Inc., Class A (b)					796,649
43,650	Zoetis, Inc. (b)					1,426,918
						5,749,099
Energy - 16.7%
170,935	Crestwood Equity Partners LP					2,364,031
46,627	Crestwood Midstream Partners LP					1,160,546
95,375	Energy XXI Bermuda, Ltd. (b)					2,580,847
3,443	Kinder Morgan, Inc. (b)					123,948
120,929	Kodiak Oil & Gas Corp. (a)					1,355,614
11,956	NuStar Energy LP					609,636
24,589	NuStar GP Holdings, LLC					690,705
29,385	Ocean Rig UDW, Inc. (a)					565,661
27,242	Phillips 66 Partners LP (a)					1,033,289
132,594	QEP Midstream Partners LP (b)					3,078,833
95,163	QEP Resources, Inc.					2,916,746
54,523	Rose Rock Midstream LP (b)					2,110,040
57,674	SemGroup Corp., Class A (b)					3,762,075
72,327	Summit Midstream Partners LP (b)					2,650,785
15,520	Susser Petroleum Partners LP					514,954
102,836	Tallgrass Energy Partners LP (b)					2,673,736
62,442	Valero Energy Partners LP (a)					2,151,127
						30,342,573
Financial - 4.3%
163,445	Coventree, Inc. (a)(c)					38,467
28,401	DFC Global Corp. (a)(b)					325,191
15,298	Digital Realty Trust, Inc. REIT					751,438
800,475	Gramercy Property Trust, Inc. REIT (a)					4,602,731
708,722	Orco Property Group (a)					1,628,231
12,172	Rayonier, Inc. REIT					512,441
						7,858,499
Industrial - 9.0%
14,786	AGCO Corp. (b)					875,183
40,854	Briggs & Stratton Corp.					888,983
120,948	Builders FirstSource, Inc. (a)					863,569
34,965	Covanta Holding Corp. (b)					620,629
145,547	Darling International, Inc. (a)(b)					3,039,021
51,384	EnPro Industries, Inc. (a)(b)					2,962,288
166,001	Great Lakes Dredge & Dock Corp. (a)(b)					1,527,209
21,637	ITT Corp. (b)					939,479
8,166	Lindsay Corp.					675,736
76,283	Quality Distribution, Inc. (a)(b)					978,711
45,592	Trimble Navigation, Ltd. (a)(b)					1,582,042
51,470	Tutor Perini Corp. (a)(b)					1,353,661
						16,306,511
Information Technology - 2.3%
1,584	Apple, Inc. (b)					888,798
56,150	Formfactor, Inc. (a)					338,023
17,175	OmniVision Technologies, Inc. (a)					295,410
14,772	Silicon Graphics International Corp. (a)					198,093
53,047	Skyworks Solutions, Inc. (a)(b)					1,515,022
22,612	Verint Systems, Inc. (a)(b)					970,394
						4,205,740
Materials - 3.2%
7,165	Agrium, Inc.					655,454
6,596	Ashland, Inc.					640,076
5,022	CF Industries Holdings, Inc. (b)					1,170,327
51,699	Constellium NV, Class A (a)(b)					1,203,036
11,343	Monsanto Co. (b)					1,322,026
27,777	Potash Corp. of Saskatchewan, Inc.					915,530
						5,906,449
Telecommunication Services - 2.9%
8,985	BroadSoft, Inc. (a)					245,650
20,593	Comverse, Inc. (a)(b)					799,008
74,708	Lee Enterprises, Inc. (a)					259,237
56,300	News Corp., Class A (a)(b)					1,014,526
14,885	OpenTable, Inc. (a)(b)					1,181,423
23,006	Tribune Co. (a)(b)					1,780,664
						5,280,508
Utilities - 1.2%
56,556	Western Gas Equity Partners LP					2,234,528
Total Common Stock (Cost $71,666,855)						87,528,131
Total Equity Securities (Cost $71,666,855)						87,528,131
Principal	Security Description	Rate		Maturity		Value

Fixed Income Securities - 0.5%
Corporate Non-Convertible Bonds - 0.4%
Financial - 0.4%
$578,526	Orco Property Group, MTN (c)(d) (Cost $291,293)	0.00%		02/28/18		706,342
Syndicated Loans - 0.1%
2,450,401	Cinram International, Inc. (e) (Cost $1,597,803)	10.25		12/31/49		134,772
Total Fixed Income Securities (Cost $1,889,096)						841,114
Shares	Security Description		Strike Price		Exp. Date	Value

Warrants - 2.6%
1,163,909	Kinder Morgan, Inc. (a)(b)		$100.00		05/17	4,725,471
3,690	Orco Property Group (a)(c)		11.20		12/19	812
Total Warrants (Cost $1,749,733)						4,726,283
Principal	Security Description	Rate		Maturity		Value
Short-Term Investments - 11.8%
Commercial Paper - 11.8%
$838,000	Agrium, Inc.	0.35		01/21/14		837,837
1,000,000	Airgas, Inc. (b)	0.32		01/14/14		999,884
1,250,000	Cabot Corp.	0.29		01/10/14		1,249,909
1,750,000	Celgene Corp. (b)	0.35		01/21/14		1,749,660
1,500,000	Eastman Chemical Co.	0.30		01/07/14		1,499,925
2,500,000	Ecolab, Inc. (b)	0.34		01/10/14		2,499,788
2,000,000	Molson Coors Brewing Co.	0.40-0.41		01/13/14		1,999,730
2,000,000	National Grid USA (b)	0.35		01/22/14		1,999,592
2,000,000	Noble Corp.	0.50		01/02/14		1,999,972
1,000,000	Oneok, Inc.	0.41		01/03/14		999,977
693,000	Talisman Energy, Inc.	0.70		01/13/14		692,838
2,000,000	Thermo Fisher Scientific (b)	0.35		01/06/14		1,999,903
2,000,000	Valspar Corp.	0.30		01/08/14		1,999,883
1,000,000	Verizon Communications (b)	0.31		01/28/14		999,768
Total Commercial Paper (Cost $21,528,666)						21,528,666
Total Short-Term Investments (Cost $21,528,666)						21,528,666
Contracts	Security Description		Strike Price		Exp. Date	Value

Purchased Options - 0.0%
Put Options Purchased - 0.0%
145	JC Penney Co., Inc.		$6.00		03/14	4,350
42	Sears Holdings Corp.		55.42		02/14	37,170
343	Smith & Wesson Holdings Corp.		10.00		01/14	343
Total Put Options Purchased (Premiums Paid $77,288)						41,863
Total Purchased Options (Premiums Paid $77,288)						41,863
Total Long Positions - 63.0% (Cost $96,911,638)*						$114,666,057
Total Short Positions - (21.8)% (Cost $(37,659,646))*						(39,728,583)
Other Assets & Liabilities, Net – 58.8%						107,073,294
Net Assets – 100.0%						$182,010,769

ABSOLUTE OPPORTUNITIES FUND
SCHEDULE OF SECURITIES SOLD SHORT
DECEMBER 31, 2013 (Unaudited)

FA
Shares	Security Description	Value
Short Positions - (21.8)%
Common Stock - (11.6)%
Consumer Discretionary - (2.6)%
(7,579)	Abercrombie & Fitch Co.	$(249,425)
(2,495)	Best Buy Co., Inc.	(99,501)
(8,465)	Bob Evans Farms, Inc.	(428,244)
(3,251)	Chemed Corp.	(249,092)
(5,582)	Coach, Inc.	(313,318)
(400)	Deckers Outdoor Corp.	(33,784)
(52,909)	Denny's Corp.	(380,416)
(3,477)	Dorman Products, Inc.	(194,955)
(870)	Equinix, Inc.	(154,382)
(1,792)	Factset Research Systems, Inc.	(194,575)
(1,937)	Family Dollar Stores, Inc.	(125,847)
(4,494)	Foot Locker, Inc.	(186,231)
(4,331)	FTI Consulting, Inc.	(178,177)
(33,989)	LeapFrog Enterprises, Inc.	(269,873)
(1,913)	Lululemon Athletica, Inc.	(112,924)
(13,227)	Noodles & Co.	(475,114)
(1,113)	Panera Bread Co., Class A	(196,656)
(3,949)	The Buckle, Inc.	(207,559)
(1,785)	The Childrens Place Retail Stores, Inc.	(101,692)
(47,618)	The Wendy's Co.	(415,229)
(8,609)	Vera Bradley, Inc.	(206,960)
		(4,773,954)
Consumer Staples - (4.2)%
(10,470)	Amedisys, Inc.	(153,176)
(10,582)	Annie's, Inc.	(455,449)
(1,247)	athenahealth, Inc.	(167,722)
(4,415)	Avis Budget Group, Inc.	(178,454)
(7,924)	Campbell Soup Co.	(342,951)
(9,788)	Dr. Pepper Snapple Group, Inc.	(476,871)
(14,268)	ExamWorks Group, Inc.	(426,185)
(21,957)	Fairway Group Holdings Corp.	(397,861)
(3,538)	Green Mountain Coffee Roasters, Inc.	(267,402)
(7,453)	Haemonetics Corp.	(313,995)
(8,995)	Hormel Foods Corp.	(406,304)
(6,162)	Nutrisystem, Inc.	(101,303)
(6,349)	PepsiCo, Inc.	(526,586)
(2,345)	PharMerica Corp.	(50,418)
(27,777)	Pilgrim's Pride Corp.	(451,376)
(7,143)	Sanderson Farms, Inc.	(516,653)
(8,730)	SodaStream International, Ltd.	(433,357)
(24,151)	The Chefs' Warehouse, Inc.	(704,243)
(10,053)	The Fresh Market, Inc.	(407,147)
(7,672)	The Scotts Miracle-Gro Co., Class A	(477,352)
(6,614)	TreeHouse Foods, Inc.	(455,837)
		(7,710,642)
Energy - (0.3)%
(9,481)	Clean Energy Fuels Corp.	(122,115)
(28,453)	Renewable Energy Group, Inc.	(326,072)
		(448,187)
Financial - (0.1)%
(11,358)	American Capital, Ltd.	(177,639)
Industrial - (2.0)%
(3,491)	Aerovironment, Inc.	(101,693)
(4,486)	American Railcar Industries, Inc.	(205,234)
(3,313)	Atlas Air Worldwide Holdings, Inc.	(136,330)
(9,225)	Briggs & Stratton Corp.	(200,736)
(2,246)	Caterpillar, Inc.	(203,959)
(7,257)	Deere & Co.	(662,782)
(2,388)	Joy Global, Inc.	(139,674)
(2,010)	Lindsay Corp.	(166,328)
(8,992)	Raven Industries, Inc.	(369,931)
(11,306)	Rexel SA	(296,686)
(2,614)	Simpson Manufacturing Co., Inc.	(96,012)
(16,118)	Smith & Wesson Holding Corp.	(217,432)
(4,098)	Trinity Industries, Inc.	(223,423)
(3,439)	Valmont Industries, Inc.	(512,824)
		(3,533,044)
Information Technology - (1.3)%
(2,714)	ACI Worldwide, Inc.	(176,410)
(3,560)	Akamai Technologies, Inc.	(167,961)
(4,892)	Computer Programs and Systems, Inc.	(302,375)
(3,898)	Diebold, Inc.	(128,673)
(19,353)	Digital River, Inc.	(358,030)
(5,806)	Lexmark International, Inc., Class A	(206,229)
(5,290)	MICROS Systems, Inc.	(303,487)
(4,930)	QLIK Technologies, Inc.	(131,286)
(2,422)	The Dun & Bradstreet Corp.	(297,301)
(3,764)	Veeva Systems, Inc., Class A	(120,824)
(7,082)	VeriFone Systems, Inc.	(189,939)
		(2,382,515)
Materials - (0.6)%
(20,370)	American Vanguard Corp.	(494,787)
(3,676)	Clearwater Paper Corp.	(192,990)
(5,820)	Compass Minerals International, Inc.	(465,891)
		(1,153,668)
Telecommunication Services - (0.5)%
(12,773)	Pandora Media, Inc.	(339,762)
(5,700)	ViaSat, Inc.	(357,105)
(6,128)	Web.com Group, Inc.	(194,809)
		(891,676)
Total Common Stock (Cost $(20,075,747))		(21,071,325)
Investment Companies - (10.2)%
(15,557)	Industrial Select Sector SPDR Fund	(813,009)
(19,650)	iShares 20+ Year Treasury Bond ETF	(2,001,549)
(35,124)	iShares Russell 2000 ETF	(4,050,148)
(68,768)	iShares U.S. Real Estate ETF	(4,338,573)
(5,800)	iShares US Utilities ETF	(555,872)
(27,610)	SPDR Barclays Capital High Yield Bond ETF	(1,119,862)
(16,707)	SPDR S&P 500 ETF Trust	(3,085,282)
(32,531)	SPDR S&P Oil & Gas Exploration & Production ETF	(2,229,349)
(12,210)	Utilities Select Sector SPDR Fund	(463,614)
Total Investment Companies (Cost $(17,583,899))		(18,657,258)
Total Short Positions - (21.8)% (Cost $(37,659,646))		$(39,728,583)

ABSOLUTE OPPORTUNITIES FUND
NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT
DECEMBER 31, 2013 (Unaudited)

ETF	Exchange Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
MTN	Medium Term Note
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is held as collateral for securities sold short.
(c)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $745,621 or 0.4% of net assets.
(d)	Payment in-Kind Bond. Security that gives the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities.
(e)	Security is currently in default and is on scheduled interest or principal payment.

At December 31, 2013, the Fund held the following credit default swap agreements:

AFA
Counterparty	Reference Entity / Obligation	Pay Rate	Termination Date	Credit Spread as of 12/31/13 (1)	Notional Amount	Net Unrealized Depreciation
Deutsche Bank Alex Brown, Inc.	Carnival Corp., 6.65%, 01/15/28	1.00%	12/20/18	0.58%	$10,000,000	$(151,255)
Deutsche Bank Alex Brown, Inc.	Computer Sciences Corp., 6.50%, 03/15/18	5.00	12/20/18	1.04	5,000,000	(62,996)
Barclays	Dow Chemical Co., 7.38%, 11/01/29	1.00	12/20/18	0.67	20,000,000	(230,835)
Barclays	Kimco Realty Corp., 6.88%, 10/01/19	1.00	12/20/18	0.72	15,000,000	(227,927)
Barclays	Macy's Retail Holdings, Inc., 7.45%, 07/15/17	1.00	12/20/18	0.61	5,000,000	(101,282)
Deutsche Bank Alex Brown, Inc.	Macy's Retail Holdings, Inc., 7.45%, 07/15/17	1.00	12/20/18	0.61	15,000,000	(300,360)
Citibank	Macy's Retail Holdings, Inc., 7.45%, 07/15/17	1.00	12/20/18	0.61	5,000,000	(116,501)
Deutsche Bank Alex Brown, Inc.	Marriott International, Inc., 6.20%, 06/15/16	1.00	12/20/18	0.41	15,000,000	(268,712)
Deutsche Bank Alex Brown, Inc.	Nordstrom, Inc., 6.95%, 03/15/28	1.00	12/20/18	0.40	5,000,000	(90,516)
Barclays	Nordstrom, Inc., 6.95%, 03/15/28	1.00	12/20/18	0.40	10,000,000	(176,275)
Barclays	Ryder System, Inc., 6.95%, 12/01/25	1.00	12/20/18	0.58	5,000,000	(88,536)
Morgan Stanley & Co., LLC	Ryder System, Inc., 6.95%, 12/01/25	1.00	12/20/18	0.58	20,000,000	(452,353)
Goldman Sachs & Co.	Southwest Airlines Co., 5.13%, 03/01/17	1.00	12/20/18	0.63	20,000,000	(586,227)
Morgan Stanley & Co., LLC	Southwest Airlines Co., 5.13%, 03/01/17	1.00	12/20/18	0.63	10,000,000	(303,271)
BNP Paribas	Starwood Hotels & Resorts Worldwide Inc, 6.75%, 05/15/18	1.00	12/20/18	0.50	20,000,000	(297,164)
						$(3,454,210)

(1)Credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Credit spreads are used to determine the value of swap contracts and reflect the cost of buying/ selling protection, which may include upfront payments made to enter into the contract.

AFA
At December 31, 2013, the Fund held the following futures contracts:
Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Depreciation
(325)	Russell 2000 Mini Future	03/21/14	$(35,703,948)	$(2,041,552)
(150)	S&P 500 Emini Future	03/21/14	(13,264,125)	(545,250)
			$(48,968,073)	$(2,586,802)
AFA

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$21,059,843
Gross Unrealized Depreciation	(5,374,361)
Net Unrealized Appreciation	$15,685,482

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of December 31, 2013.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock
Consumer Discretionary	$9,644,224	$-	$-	$9,644,224
Consumer Staples	5,749,099	-	-	5,749,099
Energy	30,342,573	-	-	30,342,573
Financial	7,820,032	-	38,467	7,858,499
Industrial	16,306,511	-	-	16,306,511
Information Technology	4,205,740	-	-	4,205,740
Materials	5,906,449	-	-	5,906,449
Telecommunication Services	5,280,508	-	-	5,280,508
Utilities	2,234,528	-	-	2,234,528
Corporate Non-Convertible Bonds	-	-	706,342	706,342
Syndicated Loans	-	134,772	-	134,772
Warrants	4,725,471	-	812	4,726,283
Commercial Paper	-	21,528,666	-	21,528,666
Purchased Options	41,520	343	-	41,863
Total Investments At Value	$92,256,655	$21,663,781	$745,621	$114,666,057
Total Assets	$92,256,655	$21,663,781	$745,621	$114,666,057

Liabilities
Securities Sold Short
Common Stock	$(21,071,325)	$-	$-	$(21,071,325)
Investment Companies	(18,657,258)	-	-	(18,657,258)
Total Securities Sold Short	$(39,728,583)	$-	$-	$(39,728,583)

Other Financial Instruments**
Credit Default Swaps	-	(3,454,210)	-	(3,454,210)
Futures	(2,586,802)	-	-	(2,586,802)
Total Financial Instruments	$(2,586,802)	$(3,454,210)	$-	$(6,041,012)
Total Liabilities	$(42,315,385)	$(3,454,210)	$-	$(45,769,595)

** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and Schedule of Securities Sold Short, such as futures and credit default swaps, which are valued at the unrealized appreciation (depreciation) of the instrument.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

Common Stock	Corporate Non-Convertible Bonds	Warrants

Balance as of 03/31/13	$40,224	$1,693,497	$3,358
Accrued Accretion / (Amortization)	-	18,469	-
Realized Gain/ (Loss)	-	700,953	-
Change in Unrealized Appreciation / (Depreciation)	(1,757)	(600,666)	(2,546)
Sales	-	(1,075,911)	-
Paydowns	-	-	-
Transfers In / (Out)	-	-	-
Balance as of 12/31/13	$38,467	$706,342	$812
Net change in unrealized appreciation / (depreciation) from investments held as of 12/31/13	$(1,757)	$(600,666)	$(2,546)

The Fund utilizes the end of period methodology when determining transfers in or out of the Level 3 category.

There were no transfers between Level 1 and Level 2 for the period ended December 31, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

BECK, MACK & OLIVER GLOBAL FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2013 (Unaudited)

	Security
Shares	Description			Value
Common Stock - 93.3%
Australia - 0.9%
125,945	UGL, Ltd.			$822,056
Bermuda - 3.4%
1,234,700	Archer, Ltd. (a)			1,011,732
14,500	Enstar Group, Ltd. (a)			2,014,195
				3,025,927
Canada - 16.8%
6,235	Fairfax Financial Holdings, Ltd.			2,489,363
173,500	FAM Real Estate Investment Trust REIT			1,419,360
647,250	Huntingdon Capital Corp. (b)			7,403,236
252,000	Kinross Gold Corp.			1,103,130
274,200	Penn West Petroleum, Ltd.			2,289,625
2,651,700	Petromanas Energy, Inc. (a)			399,409
				15,104,123
Chile - 1.9%
17,032,937	Cia Sud Americana de Vapores SA (a)			891,437
416,000	Coca-Cola Embonor SA, B Shares			855,039
				1,746,476
Colombia - 4.5%
116,000	Pacific Rubiales Energy Corp.			2,002,768
6,418,800	Petroamerica Oil Corp. (a)			2,084,712
				4,087,480
Hong Kong - 4.4%
959,000	Value Partners Group, Ltd.			742,040
694,000	Wheelock & Co., Ltd.			3,190,630
				3,932,670
India - 4.0%
427,430	Coal India, Ltd.			2,003,956
465,285	Dewan Housing Finance Corp., Ltd.			1,601,850
				3,605,806
Indonesia - 4.8%
272,437,500	Panin Financial Tbk PT (a)			4,365,268
Japan - 11.9%
30,100	FANUC Corp.			5,502,089
47,700	Japan Tobacco, Inc.			1,549,084
20,000	Nintendo Co., Ltd.			2,660,716
11,500	Softbank Corp.			1,004,653
				10,716,542
Jordan - 2.7%
199,995	Arab Bank PLC			2,212,747
23,900	Jordan Phosphate Mines			241,465
				2,454,212
Kazakhstan - 2.9%
154,860	KCell JSC, ADR			2,648,106
Malaysia - 5.5%
999,900	Genting Bhd			3,132,033
7,389,100	Scomi Energy Services Bhd (a)			1,793,416
				4,925,449
Mexico - 4.8%
5,500	Coca-Cola Femsa S.A.B. de C.V., ADR			669,735
840,000	Empresas ICA SAB de CV (a)			1,733,849
5,000	Fomento Economico Mexicano S.A.B. de C.V., ADR			489,350
45,800	Grupo Televisa SA, ADR			1,385,908
				4,278,842
Singapore - 3.5%
746,000	Global Logistic Properties, Ltd.			1,708,420
9,707,000	K1 Ventures, Ltd.			1,484,568
				3,192,988
Switzerland - 10.0%
30,000	Dufry AG (a)			5,266,521
21,720	Nestle SA			1,589,951
3,227	The Swatch Group AG			2,132,522
				8,988,994
United Kingdom - 6.9%
200,000	Aquasition Corp. (a)			2,067,000
340,000	BBA Aviation PLC			1,805,052
255,000	G4S PLC			1,108,451
225,500	Tesco PLC			1,248,519
				6,229,022
United States - 4.4%
140,998	Leucadia National Corp.			3,995,883
Total Common Stock
(Cost $71,314,589)				84,119,844
	Security
Shares/ Principal	Description			Value
Preferred Stock - 0.2%
United States - 0.2%
132,573	Earlyshares.com, Inc., Class A (c)(e) (Cost $200,000)			200,000
Private Equity Fund - 6.4%
Brazil - 0.6%
5,000	Nucleo Capital Equity Fund, LLC (a)(f)			546,807
India - 1.3%
$1,000,000	Bharat Investors, LP (a)(g)			1,203,509
United States - 4.5%
$500,000	Brightwood Capital Fund III, LP (a)(c)(h)			494,043
$1,200,000	Brightwood Switch SPV, LP (a)(b)(c)(i)			1,377,508
200,000	Eaglewood Income Fund I, LP (a)(b)(c)(j)			2,147,367
				4,018,918
Total Private Equity Fund
(Cost $5,200,000)				5,769,234
	Security
Principal	Description	Rate	Maturity	Value
Fixed Income Securities - 1.1%
Corporate Non-Convertible Bonds - 1.1%
Canada - 0.9%
$500,000	Huntingdon Real Estate (b)	7.50%	12/31/16	$483,667
1,000,000	Lone Pine Resources Canada, Ltd. (d)	10.38	02/15/17	302,500
				786,167
Colombia - 0.2%
250,000	Petroamerica Oil Corp.	11.50	04/19/15	237,703
Total Corporate Non-Convertible Bonds
(Cost $1,677,220)				1,023,870
	Security	Strike	Exp.
Contracts	Description	Price	Date	Value
Warrants – 0.4%
249,975	Genting Bhd (a)	$7.96	12/14	238,871
14,000	Huntingdon Capital Corp. (a)(b)	9.00	12/14	42,109
14,048,000	Panin Financial Tbk PT (a)	130.00	11/14	81,956
25	Petroamerica Oil Corp. (a)	0.20	04/14	3
Total Warrants
(Cost $113,711)				362,939
	Security
Shares	Description			Value
Investment Companies - 1.2%
22,208	Carlyle GMS Finance, Inc. (a)(c)(k)			431,279
58,087	Sound Point Floating Rate Income Fund (a)			600,036
Total Investment Companies
(Cost $1,039,780)				1,031,315
	Security	Strike	Exp.
Contracts	Description	Price	Date	Value
Purchased Options - 0.0%
Call Options Purchased - 0.0%
1,500,000	Swiss Currency	$0.99	04/14	2,013
Total Call Options Purchased
(Premiums Paid $26,250)				2,013
Total Investments - 102.6%
(Cost $79,571,550)*				$92,509,215
Other Assets & Liabilities, Net – (2.6)%				(2,362,457)
Net Assets – 100.0%				$90,146,758

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Affiliate.
(c)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $4,650,197 or 5.2% of net assets.
(d)	Security is currently in default and is on scheduled interest or principal payment.
(e)
Private preferred stock purchased on 06/21/13. The preferred shares have the right to receive dividends when, as and if declared by the security’s Board of Trustees. Preferred shares hold rights to convert to shares of Common Stock. Illiquid investment in which redemptions are not accepted. No unfunded commitments as of December 31, 2013.

(f)
Private equity fund purchased on 08/01/12 that invests in a master fund which invests primarily in Brazilian companies. Redemptions may be made on the last day of each month with three months written notice. No unfunded commitments as of December 31, 2013.

(g)
Private equity fund purchased on 03/08/13 that invests in Unitech Corporate Parks PLC. Redemptions may be made on the last day of each calendar quarter upon 60 days written notice. No unfunded commitments as of December 31, 2013.

(h)
Private equity fund purchased on 12/16/13 that invests in secured loans of leveraged companies organized and located in the United States. Illiquid investment in which redemptions are not accepted No unfunded commitments as of December 31, 2013.

(i)	Private equity fund purchased on 02/21/12 that invests in Switch Communications Group, LLC. Illiquid investment in which redemptions are not accepted. No unfunded commitments as of December 31, 2013.
(j)
Private equity fund purchased on 11/30/12 that invests in consumer loans, primarily those originated b y LendingClub Corporation. Redemptions may be made on the last day of each calendar quarter upon 90 days written notice. No unfunded commitments as of December 31, 2013.

(k)
Business development company purchased on 06/05/13 that invests in first lien senior secured and unitranche loans to private U.S. middle market companies that are, in many cases, controlled by private investment firms. Illiquid investment in which redemptions are not accepted. Unfunded commitments of $1,555,840 as of December 31, 2013.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$20,083,072
Gross Unrealized Depreciation	(7,145,407)
Net Unrealized Appreciation	$12,937,665

As of December 31, 2013, the Beck, Mack & Oliver Global Fund had the following forward currency contracts outstanding:

Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Depreciation
(2,948,368)	Canadian Dollars	01/31/14	$2,850,000	$76,592
(1,773,780)	Canadian Dollars	02/21/14	1,700,000	32,291
(2,101,400)	Canadian Dollars	02/21/14	2,000,000	24,262
(6,517,665)	Canadian Dollars	04/22/14	6,300,000	181,124
(3,492,450)	Canadian Dollars	06/19/14	3,250,000	(24,105)
(518,893)	Swiss Franc	03/26/14	570,000	(12,070)
(1,071,120)	Swiss Franc	06/20/14	1,200,000	(2,572)
(46,732,500)	Chilean Peso	03/17/14	90,000	1,816
(246,273,600)	Chilean Peso	03/27/14	480,000	15,804
(188,328,000)	Chilean Peso	06/26/14	350,000	(1,680)
(740,831)	Pounds Sterling	06/24/14	1,210,000	(15,113)
(7,429,000,000)	Indonesian Rupiah	01/21/14	680,000	71,751
(8,865,200,000)	Indonesian Rupiah	04/03/14	740,000	23,896
(20,037,500,000)	Indonesian Rupiah	04/17/14	1,750,000	135,779
(7,464,600,000)	Indonesian Rupiah	06/30/14	580,000	(12,816)
(80,136,000)	Indian Rupee	03/12/14	1,200,000	(73,996)
80,136,000	Indian Rupee	03/12/14	(1,248,808)	25,188
(85,956,000)	Indian Rupee	03/18/14	1,300,000	(64,516)
(130,920,000)	Indian Rupee	04/04/14	2,000,000	(69,851)
(313,636,300)	Japanese Yen	05/30/14	3,100,000	119,155
(3,037,840)	Mexican Peso	02/24/14	230,000	(1,641)
(2,273,376)	Mexican Peso	02/24/14	170,000	(3,349)
(3,039,185)	Mexican Peso	03/24/14	235,000	3,767
(1,851,070)	Malaysian Ringgit	01/07/14	580,000	15,135
(3,233,000)	Malaysian Ringgit	01/10/14	1,000,000	13,627
(2,212,809)	Malaysian Ringgit	02/18/14	670,000	(3,544)
(895,320)	Malaysian Ringgit	02/24/14	270,000	(2,434)
(2,146,752)	Malaysian Ringgit	02/24/14	640,000	(13,228)
(915,923)	Norwegian Krone	02/24/14	150,000	(706)
(1,487,375)	Norwegian Krone	08/14/14	250,000	4,773
(2,061,682)	Singapore Dollar	05/27/14	1,647,000	13,021
				$456,360

An affiliate is an entity in which the Fund has ownership of at least 5% of the voting securities.  Transactions during the period with affiliates were as follows:

Name of Issuer	Shares/ Principal held at beginning of period	Gross Additions	Gross Reductions	Realized Gain	Shares/ Principal held at end of period	Value December 31, 2013	Investment Income
Common Stock
Huntingdon Capital Corp.	647,250	$-	$-	$-	647,250	$7,403,236	95,876

Private Equity Funds
Bharat Investors, LP	$1,000,000	-	-	-	$1,000,000	1,203,509	-
Brightwood Switch SPV, LP	1,200,000	-	-	-	1,200,000	1,377,508	-
Eaglewood Income Fund I, LP	2,000,000	-	-	-	2,000,000	2,147,367	192,367
Nucleo Capital Equity Fund, LLC	5,000	-	-	-	5,000	546,807	-
		-	-	-		5,275,191	192,367

Corporate Non-Convertible Bond
Huntingdon Real Estate	$500,000	-	-	-	$500,000	483,667	27,243

Warrant
Huntingdon Capital Corp.	14,000	-	-	-	14,000	42,109	-
Total		$-	$-	$-		$13,204,203	$315,486

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of December 31, 2013.

	Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Australia	$822,056	$-	$-	$822,056
Bermuda	3,025,927	-	-	3,025,927
Canada	15,104,123	-	-	15,104,123
Chile	1,746,476	-	-	1,746,476
Colombia	4,087,480	-	-	4,087,480
Hong Kong	3,932,670	-	-	3,932,670
India	3,605,806	-	-	3,605,806
Indonesia	4,365,268	-	-	4,365,268
Japan	10,716,542	-	-	10,716,542
Jordan	2,454,212	-	-	2,454,212
Kazakhstan	2,648,106	-	-	2,648,106
Malaysia	4,925,449	-	-	4,925,449
Mexico	4,278,842	-	-	4,278,842
Singapore	3,192,988	-	-	3,192,988
Switzerland	8,988,994	-	-	8,988,994
United Kingdom	6,229,022	-	-	6,229,022
United States	3,995,883	-	-	3,995,883
Preferred Stock
United States	-	-	200,000	200,000
Private Equity Fund
Brazil	546,807	-	-	546,807
India	1,203,509	-	-	1,203,509
United States	-	-	4,018,918	4,018,918
Corporate Non-Convertible Bonds	-	1,023,870	-	1,023,870
Warrants	362,939	-	-	362,939
Investment Companies	600,036	-	431,279	1,031,315
Purchased Options	2,013	-	-	2,013
Total Investments At Value	$86,835,148	$1,023,870	$4,650,197	$92,509,215
Other Financial Instruments**
Forward Currency Contracts	-	757,981	-	757,981
Total Assets	$86,835,148	$1,781,851	$4,650,197	$93,267,196
Liabilities
Other Financial Instruments**
Forward Currency Contracts	-	(301,621	-	(301,621)
Total Liabilities	$-	$(301,621	$-	$(301,621)

**
Other Financial Instruments are derivative instruments not reflected in the Total Investments in Securities, such as forward currency contracts, which are valued at their unrealized appreciation/depreciation at period end.

There were no transfers between Level 1 and Level 2 for the period ended December 31, 2013.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Preferred Stock	Private Equity Funds	Corporate Non-Convertible Bonds	Investment Companies
Balance as of 03/31/13	$-	$3,455,866	$246,099	$-
Purchases	200,000	500,000	-	441,160
Transfers out	-	-	(237,703)	-
Change in unrealized appreciation/(depreciation)	-	63,502	(8,396)	(9,881)
Balance as of 12/31/13	$200,000	4,018,918	-	$431,279
Net change in unrealized appreciation/(depreciation) from investments held as of 12/31/13***	$-	$63,502	$(8,396)	$(9,881)

***	The change in unrealized appreciation/(depreciation) is included in the net change in unrealized appreciation/(depreciation) of investments in the accompanying Statement of Operations.

The Fund utilizes the end of period methodology when determining transfers in or out of the Level 3 category.

Significant unobservable valuation inputs for material Level 3 investments as of December 31, 2013, are as follows:

Investments in Securities	Fair Value at 12/31/13	Valuation Technique(s)	Unobservable Input	Range as of 12/31/13	Weighted Average as of 12/31/13
Private Equity Funds – United States
Brightwood Switch SPV, LP	$1,377,508	Market Comparables	EV/EBITDA Multiple(1)	8.00x – 8.50x NFY 2013 EBITDA projection of $119.6mm (or EV of $956.8mm - $1,016.6mm and equity value of $788.9mm – $848.7mm	60% Equinix, 30% REITs, 10% other publicly traded data center companies
Eaglewood Income Fund I, LP	2,147,367	Loan Valuation Model	Interest Rates, Seasoning, FICO Scores, Loan loss Reserves(2)	Interest Rates: 6.03%-23.40%. Seasoning 0-12 months, FICO 660-850, Loan Loss Reserves -10% to 100%.
Delinquency Levels: 16-30 days: 0.16%, 31+ days: 1.43% (includes charged-off). Interest Rate 11.84%, Seasoning 3.4 months, FICO: 705, Loan Loss Reserves: 1.55% of par (sum of all loans marked less than par divided by par outstanding).

(1) Significant unobservable inputs used in the fair value measurement included enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio. A significant change in the EV/EBITDA Multiple ratio may result in a similar significant change in the fair value measurement.

(2) Significant unobservable inputs used in the fair value measurement include interest rates, seasoning, FICO scores and loan loss reserves.  A significant increase or decrease in FICO scores and seasoning may result in a similar significant change in the fair value measurement.  A significant increase or decrease in interest rates or loan loss reserves may result in an opposite significant change in the fair value measurement.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

BECK, MACK & OLIVER PARTNERS FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2013 (Unaudited)

Shares	Security Description	Value

Common Stock - 84.9%
Consumer Discretionary - 1.5%
30,000	Bed Bath & Beyond, Inc. (a)	$2,409,000

Energy - 22.6%
17,550	Bristow Group, Inc.	1,317,303
60,750	Devon Energy Corp.	3,758,602
513,450	Encana Corp.	9,267,772
35,750	Matador Resources Co. (a)	666,380
52,200	National Oilwell Varco, Inc.	4,151,466
312,200	Noble Corp. PLC	11,698,134
26,250	Schlumberger, Ltd.	2,365,388
190,000	Subsea 7 SA, ADR	3,678,400
		36,903,445
Financials - 24.9%
16,000	Berkshire Hathaway, Inc., Class B (a)	1,896,960
261,400	Brookfield Asset Management, Inc., Class A	10,150,162
43,342	Enstar Group, Ltd. (a)	6,020,637
30,080	Homefed Corp. (a)	1,100,928
238,900	Leucadia National Corp.	6,770,426
2,680	Markel Corp. (a)	1,555,338
298,401	PICO Holdings, Inc. (a)	6,896,047
33,909	RenaissanceRe Holdings, Ltd.	3,300,702
71,800	U.S. Bancorp	2,900,720
		40,591,920
Healthcare - 17.6%
214,500	Abbott Laboratories	8,221,785
176,800	Baxter International, Inc.	12,296,440
29,950	Laboratory Corp. of America Holdings (a)	2,736,532
77,150	Merck & Co., Inc.	3,861,357
15,600	Waters Corp. (a)	1,560,000
		28,676,114
Industrials - 4.0%
36,400	Dover Corp.	3,514,056
38,500	Fluor Corp.	3,091,165
		6,605,221
Information Technology - 12.3%
80,000	International Business Machines Corp.	15,005,600
39,700	Microsoft Corp.	1,485,971
49,420	QUALCOMM, Inc.	3,669,435
		20,161,006
Telecommunication Services - 2.0%
97,850	Level 3 Communications, Inc. (a)	3,245,685

Total Common Stock (Cost $116,427,054)		138,592,391
Total Investments - 84.9% (Cost $116,427,054)*		$138,592,391
Other Assets & Liabilities, Net – 15.1%		24,585,150
Net Assets – 100.0%		$163,177,541

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$22,398,664
Gross Unrealized Depreciation	(233,327)
Net Unrealized Appreciation	$22,165,337

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$138,592,391
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$138,592,391

The Level 1 value displayed in this table is Common Stock. Refer to the Schedule of Investments for a further breakout of each security by industry.

There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

LMCG GLOBAL MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2013 (Unaudited)

AFA
Shares	Security Description	Value

Long Positions - 105.9%
Equity Securities - 101.5%
Common Stock - 100.6%
Australia - 1.5%
1,971	Ramsay Health Care, Ltd.	$76,280
4,759	Sonic Healthcare, Ltd.	70,626
		146,906
Austria - 0.6%
1,260	OMV AG	60,331

Belgium - 1.3%
843	Cie d'Entreprises CFE	75,188
960	Delhaize Group SA	57,112
		132,300
Bermuda - 2.1%
1,566	Axis Capital Holdings, Ltd.	74,495
504	Everest Re Group, Ltd.	78,559
5,522	Maiden Holdings, Ltd.	60,355
		213,409
Denmark - 0.8%
1,957	Schouw & Co.	79,991
France - 2.9%
1,232	Eiffage SA	71,007
733	Sopra Group SA	74,086
3,734	Suez Environnement Co.	66,962
1,113	Vinci SA	73,159
		285,214
Germany - 3.8%
392	Allianz SE	70,531
868	Daimler AG	75,329
434	Fresenius SE & Co. KGaA	66,738
1,882	Indus Holding AG	75,624
1,339	Wincor Nixdorf AG	92,945
		381,167
Ireland - 2.2%
1,983	Alkermes PLC (a)	80,629
1,446	DCC PLC	71,152
1,557	Shire PLC	73,377
		225,158
Isle Of Man - 0.7%
6,167	Playtech PLC	75,342

Italy - 0.7%
2,160	Gtech Spa	65,830

Japan - 10.8%
5,400	Aeon Co., Ltd.	73,206
2,700	Aoyama Trading Co., Ltd.	73,020
3,700	Brother Industries, Ltd.	50,611
2,400	Electric Power Development Co., Ltd.	69,976
AFA

5,000	Fuji Machine Manufacturing Co., Ltd.	41,478
5,000	Hitachi, Ltd.	37,911
5,000	Japan Aviation Electronics Industry, Ltd.	64,303
2,200	Japan Tobacco, Inc.	71,585
17,000	Kyodo Printing Co., Ltd.	46,903
8,000	Nexon Co., Ltd.	73,920
4,000	Nippon Meat Packers, Inc.	68,750
5,400	Nisshin Steel Holdings Co., Ltd.	64,698
1,700	Ship Healthcare Holdings, Inc.	66,013
3,700	Sumitomo Corp.	46,502
1,700	Taiyo Holdings Co., Ltd.	53,500
5,000	Toppan Printing Co., Ltd.	40,023
12,000	Toyo Tire & Rubber Co., Ltd.	68,511
5,000	Ushio, Inc.	66,459
		1,077,369
Netherlands - 1.4%
2,316	Arcadis NV	81,676
3,162	AVG Technologies NV (a)	54,418
		136,094
Norway - 0.8%
2,673	Leroy Seafood Group ASA	78,317

Portugal - 0.7%
6,719	Semapa-Sociedade de Investimento e Gestao	75,259

Spain - 0.8%
1,994	Amadeus IT Holding SA	85,414

Sweden - 2.9%
7,838	Fastighets AB Balder, Class B (a)	80,516
10,181	Kungsleden AB	68,305
3,319	Loomis AB, Class B	78,702
5,477	Securitas AB, Class B	58,278
		285,801
Switzerland - 4.5%
267	Bucher Industries AG	77,587
111	Georg Fischer AG	78,148
156	Kuoni Reisen Holding AG	70,376
347	Swiss Life Holding AG (a)	72,141
751	Swiss Re AG	69,234
1,585	Transocean, Ltd. (a)	77,569
		445,055
United Kingdom - 5.1%
5,316	Berendsen PLC	82,507
5,468	CNH Industrial NV (a)	62,062
2,539	Go-Ahead Group PLC	74,097
9,496	Halfords Group PLC	70,390
9,093	Marks & Spencer Group PLC	65,296
5,068	Mondi PLC	87,973
1,247	SABMiller PLC	64,189
		506,514

LMCG GLOBAL MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2013 (Unaudited)

AFA
Shares	Security Description	Value

United States - 57.0%
1,077	Adams Resources & Energy, Inc.	$73,775
848	Alliant Techsystems, Inc.	103,185
3,049	AMAG Pharmaceuticals, Inc. (a)	73,999
20,456	AmeriServ Financial, Inc.	61,982
4,466	Angiodynamics, Inc. (a)	76,771
1,903	AOL, Inc. (a)	88,718
973	Ascent Capital Group, Inc., Class A (a)	83,250
1,989	Avnet, Inc.	87,735
3,637	Beazer Homes USA, Inc. (a)	88,816
3,375	Big 5 Sporting Goods Corp.	66,893
153	Biglari Holdings, Inc. (a)	77,516
4,147	Booz Allen Hamilton Holding Corp.	79,415
3,380	Brown Shoe Co., Inc.	95,113
1,006	CACI International, Inc., Class A (a)	73,659
3,907	Comfort Systems USA, Inc.	75,757
4,142	Convergys Corp	87,189
2,616	CoreLogic, Inc. (a)	92,946
2,799	CSG Systems International, Inc.	82,291
848	Dillard’s, Inc., Class A	82,434
930	DST Systems, Inc.	84,388
3,772	Emergent Biosolutions, Inc. (a)	86,718
1,299	EnerSys, Inc.	91,047
1,136	ePlus, Inc. (a)	64,570
311	First Citizens BancShares, Inc., Class A	69,238
1,849	Foot Locker, Inc.	76,623
4,620	FutureFuel Corp.	72,996
8,742	Graphic Packaging Holding Co. (a)	83,923
1,961	Greatbatch, Inc. (a)	86,755
1,536	HCA Holdings, Inc. (a)	73,283
1,763	Heartland Payment Systems, Inc.	87,868
1,674	Hi-Tech Pharmacal Co., Inc. (a)	72,635
1,505	Hyatt Hotels Corp., Class A (a)	74,437
1,251	IAC/InterActiveCorp.	85,931
2,371	Iconix Brand Group, Inc. (a)	94,129
3,179	Insight Enterprises, Inc. (a)	72,195
1,999	Insperity, Inc.	72,224
1,717	Insys Therapeutics, Inc. (a)	66,465
5,023	Kimball International., Inc., Class B	75,496
8,268	Kratos Defense & Security Solutions, Inc. (a)	63,498
2,901	Lannett Co., Inc. (a)	96,023
2,089	Lexmark International, Inc., Class A	74,201
1,197	Magellan Health Services, Inc. (a)	71,712
1,141	Manpowergroup, Inc.	97,966
1,582	Marriott Vacations Worldwide Corp. (a)	83,466
2,104	MasTec, Inc. (a)	68,843
3,828	Matrix Service Co. (a)	93,671

AFA
2,038	Multimedia Games Holding Co., Inc. (a)	63,912
4,707	Navigant Consulting, Inc. (a)	90,374
1,875	Nelnet, Inc., Class A	79,012
1,358	Oshkosh Corp.	68,416
1,325	PAREXEL International Corp. (a)	59,864
11,335	Parker Drilling Co. (a)	92,154
4,213	PC Connection, Inc. (a)	104,693
2,853	Sandy Spring Bancorp, Inc.	80,426
1,360	Schweitzer-Mauduit International, Inc.	69,999
5,948	Select Medical Holdings Corp.	69,056
1,559	Stamps.com, Inc. (a)	65,634
2,387	SurModics, Inc. (a)	58,219
4,017	Symetra Financial Corp.	76,162
2,631	TD Ameritrade Holding Corp.	80,614
1,391	Unit Corp. (a)	71,803
4,560	United Community Banks, Inc. (a)	80,940
1,610	United States Cellular Corp. (a)	67,330
2,247	Universal Electronics, Inc. (a)	85,633
1,322	URS Corp.	70,053
4,778	Vishay Intertechnology, Inc. (a)	63,356
3,383	Washington Federal, Inc.	78,790
2,817	Webster Financial Corp.	87,834
2,300	WesBanco, Inc.	73,600
1,536	West Pharmaceutical Services, Inc.	75,356
8,383	Wilshire Bancorp, Inc.	91,626
2,190	Worthington Industries, Inc.	92,155
		5,688,756
Total Common Stock (Cost $9,329,882)		10,044,227

Shares	Security Description	Rate	Value

Preferred Stock – 0.9%
Germany – 0.9%
3,290	Sixt SE (Cost $74,560)	0.57%	87,067
Total Equity Securities (Cost $9,404,442)			10,131,294

AFA
Shares	Security Description	Value

Money Market Funds - 4.4%
443,246	Dreyfus Treasury Prime Cash Management, 0.00% (b) (Cost $443,246)	443,246

Total Long Positions - 105.9% (Cost $9,847,688)*		$10,574,540
Total Short Positions - (100.6)% (Cost $(9,465,330))*		(10,047,576)
Other Assets & Liabilities, Net – 94.7%		9,460,318
Net Assets – 100.0%		$9,987,282

LMCG GLOBAL MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
DECEMBER 31, 2013 (Unaudited)

Shares	Security Description	Value

Short Positions - (100.6)%
Common Stock - (100.6)%
Austria - (0.7)%
(4,171)	Wienerberger AG	$(66,153)

Belgium - (0.6)%
(493)	Cofinimmo REIT	(60,887)

Finland - (0.7)%
(1,379)	Nokian Renkaat OYJ	(66,129)

France - (3.8)%
(2,058)	Carrefour SA	(81,689)
(1,637)	Nexans SA	(83,078)
(879)	Remy Cointreau SA	(73,836)
(568)	Societe BIC SA	(69,611)
(5,467)	UBISOFT Entertainment	(77,431)
		(385,645)

Germany - (6.3)%
(10,533)	Balda AG	(70,482)
(498)	Bertrandt AG	(76,047)
(2,016)	Carl Zeiss Meditec AG	(67,312)
(955)	Deutsche Boerse AG	(79,145)
(1,907)	ElringKlinger AG	(77,689)
(1,888)	Gerry Weber International AG	(80,243)
(4,476)	Kloeckner & Co. SE	(61,412)
(151)	KWS Saat AG	(51,990)
(1,468)	Salzgitter AG	(62,603)
		(626,923)

Italy - (1.6)%
(7,999)	Ansaldo STS SpA	(86,248)
(467)	Tod's SpA	(77,975)
		(164,223)

Japan - (9.9)%
(5,700)	Advantest Corp.	(71,025)
(3,200)	Daiseki Co., Ltd.	(62,660)
(5,500)	Fancl Corp.	(59,444)
(1,200)	Hamamatsu Photonics KK	(48,018)
(6,300)	Hokkaido Electric Power Co., Inc.	(72,498)
(3,200)	House Foods Group, Inc.	(48,334)
(4,200)	Kyoei Steel, Ltd.	(79,323)
(2,200)	LIXIL Group Corp.	(60,395)
(27)	M3, Inc.	(67,618)
(2,200)	McDonald's Holdings Co. Japan, Ltd.	(56,180)
(3,100)	MonotaRO Co., Ltd.	(63,114)
(14,000)	Obayashi Corp.	(79,853)
(7,000)	Takara Holdings, Inc.	(65,338)
(2,700)	Temp Holdings Co., Ltd.	(71,892)
(15,500)	Tokyo Steel Manufacturing Co., Ltd.	(80,481)
		(986,173)

AFA
Shares	Security Description	Value

Jersey - (0.6)%
(900)	Randgold Resources, Ltd.	$(56,594)

Netherlands - (1.4)%
(1,490)	Corio NV REIT	(66,867)
(13,752)	Koninklijke BAM Groep NV	(71,707)
		(138,574)

New Zealand - (0.7)%
(2,689)	Xero, Ltd.	(71,628)

Norway - (1.7)%
(4,530)	Aker Solutions ASA	(81,103)
(6,434)	Opera Software ASA	(88,202)
		(169,305)

Singapore - (0.8)%
(10,000)	Singapore Airlines, Ltd.	(82,597)

Spain - (1.5)%
(1,299)	Viscofan SA	(73,917)
(4,272)	Zardoya Otis SA	(77,344)
		(151,261)

Sweden - (0.7)%
(4,421)	Elekta AB, Class B	(67,655)

Switzerland - (2.0)%
(1,232)	Huber & Suhner AG	(64,809)
(1,553)	Julius Baer Group, Ltd.	(74,631)
(1,374)	Zehnder Group AG	(63,317)
		(202,757)

United Kingdom - (8.0)%
(9,360)	Abcam PLC	(76,131)
(5,706)	Drax Group PLC	(75,710)
(8,865)	Hammerson PLC REIT	(73,803)
(17,197)	Imagination Technologies Group PLC	(50,811)
(8,636)	Michael Page International PLC	(69,907)
(7,781)	Millennium & Copthorne Hotels PLC	(77,537)
(10,595)	Ocado Group PLC	(77,708)
(13,655)	Ophir Energy PLC	(74,155)
(2,031)	Renishaw PLC	(65,475)
(1,624)	Rotork PLC	(77,301)
(13,015)	SDL PLC	(77,457)
		(795,995)

United States - (59.6)%
(1,730)	Abaxis, Inc.	(69,235)
(7,422)	Accuray, Inc.	(64,646)
(1,386)	ACI Worldwide, Inc.	(90,090)
(7,515)	Aeropostale, Inc.	(68,311)
(3,192)	Aerovironment, Inc.	(92,983)
(1,768)	Air Methods Corp.	(103,127)
(4,430)	Akorn, Inc.	(109,111)
(4,969)	Angie's List, Inc.	(75,280)

LMCG GLOBAL MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
DECEMBER 31, 2013 (Unaudited)

AFA
Shares	Security Description	Value

(1,533)	Arthur J. Gallagher & Co.	$(71,944)
(4,921)	Basic Energy Services, Inc.	(77,653)
(1,923)	Beacon Roofing Supply, Inc.	(77,458)
(5,981)	BioScrip, Inc.	(44,259)
(1,875)	BJ's Restaurants, Inc.	(58,238)
(4,717)	Bravo Brio Restaurant Group, Inc.	(76,746)
(7,792)	Century Aluminum Co.	(81,504)
(9,577)	Citizens, Inc.	(83,799)
(1,887)	City Holding Co.	(87,425)
(1,429)	CLARCOR, Inc.	(91,956)
(5,094)	Coeur Mining, Inc.	(55,270)
(3,018)	Cognex Corp.	(115,227)
(2,142)	Community Bank System, Inc.	(84,995)
(4,274)	Comstock Resources, Inc.	(78,171)
(2,099)	DigitalGlobe, Inc.	(86,374)
(3,165)	E2open, Inc.	(75,675)
(2,247)	Ellie Mae, Inc.	(60,377)
(13,508)	Endeavour International Corp.	(70,917)
(4,702)	Endocyte, Inc.	(50,264)
(4,083)	Endologix, Inc.	(71,208)
(387)	Equinix, Inc.	(68,673)
(2,326)	Ethan Allen Interiors, Inc.	(70,757)
(2,566)	Fidelity National Financial, Inc., Class A	(83,267)
(1,347)	First Financial Bankshares, Inc.	(89,333)
(5,718)	GenMark Diagnostics, Inc.	(76,107)
(4,394)	Golub Capital BDC, Inc.	(83,969)
(5,871)	GrafTech International, Ltd.	(65,931)
(8,520)	Great Lakes Dredge & Dock Corp.	(78,384)
(1,452)	Greenhill & Co., Inc.	(84,129)
(1,447)	Guidewire Software, Inc.	(71,004)
(7,257)	Halozyme Therapeutics, Inc.	(108,782)
(7,715)	Headwaters, Inc.	(75,530)
(3,989)	Heritage-Crystal Clean, Inc.	(81,735)
(3,136)	HMS Holdings Corp.	(71,281)
(739)	IDEXX Laboratories, Inc.	(78,607)
(4,007)	Ignite Restaurant Group, Inc.	(50,088)
(2,094)	Independent Bank Corp.	(82,064)
(6,218)	InnerWorkings, Inc.	(48,438)
(10,578)	Iridium Communications, Inc.	(66,218)
(4,600)	Jive Software, Inc.	(51,750)
(6,365)	Kearny Financial Corp.	(74,025)
(830)	Liberty Ventures, Class A	(101,750)
(1,284)	Life Time Fitness, Inc.	(60,348)
(7,996)	LivePerson, Inc.	(118,501)
(3,023)	LMI Aerospace, Inc.	(44,559)
(1,490)	MICROS Systems, Inc.	(85,481)
(1,472)	Monro Muffler Brake, Inc.	(82,962)
(2,272)	National Instruments Corp.	(72,749)
(5,637)	NCI Building Systems, Inc.	(98,873)

AFA
Shares	Security Description	Value

(6,447)	NL Industries, Inc.	$(72,077)
(3,316)	Nuance Communications, Inc.	(50,403)
(1,039)	Oxford Industries, Inc.	(83,816)
(11,416)	Penn Virginia Corp.	(107,653)
(690)	Pharmacyclics, Inc.	(72,988)
(5,127)	Procera Networks, Inc.	(77,008)
(3,627)	RealPage, Inc.	(84,799)
(4,435)	Riverbed Technology, Inc.	(80,185)
(863)	RLI Corp.	(84,039)
(1,207)	Royal Gold, Inc.	(55,607)
(968)	SPS Commerce, Inc.	(63,210)
(3,464)	Stage Stores, Inc.	(76,970)
(1,956)	Steven Madden, Ltd.	(71,570)
(1,908)	Team, Inc.	(80,785)
(1,516)	The Cheesecake Factory, Inc.	(73,177)
(1,898)	Theravance, Inc.	(67,664)
(15,112)	Threshold Pharmaceuticals, Inc.	(70,573)
(5,818)	Valley National Bancorp	(58,878)
(1,055)	ViaSat, Inc.	(66,096)
(3,179)	ViewPoint Financial Group, Inc.	(87,264)
(1,289)	Westamerica Bancorporation	(72,777)
		(5,955,077)

Total Common Stock (Cost $(9,465,330))	(10,047,576)

Total Short Positions - (100.6)% (Cost $(9,465,330))	$(10,047,576)

LMCG GLOBAL MARKET NEUTRAL FUND
NOTES TO SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT
DECEMBER 31, 2013 (Unaudited)

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of December 31, 2013.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,097,756
Gross Unrealized Depreciation	(953,150)
Net Unrealized Appreciation	$144,606

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013.

	Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Australia	$-	$146,906	$-	$146,906
Austria	-	60,331	-	60,331
Belgium	-	132,300	-	132,300
Bermuda	213,409	-	-	213,409
Denmark	-	79,991	-	79,991
France	-	285,214	-	285,214
Germany	-	381,167	-	381,167
Ireland	80,629	144,529	-	225,158
Isle Of Man	-	75,342	-	75,342
Italy	-	65,830	-	65,830
Japan	-	1,077,369	-	1,077,369
Netherlands	54,418	81,676	-	136,094
Norway	-	78,317	-	78,317
Portugal	-	75,259	-	75,259
Spain	-	85,414	-	85,414
Sweden	-	285,801	-	285,801
Switzerland	-	445,055	-	445,055
United Kingdom	62,062	444,452	-	506,514
United States	5,688,756	-	-	5,688,756
Preferred Stock
Germany	-	87,067	-	87,067
Money Market Funds	-	443,246	-	443,246
Total Investments At Value	$6,099,274	$4,475,266	$-	$10,574,540
Total Assets	$6,099,274	$4,475,266	$-	$10,574,540

LMCG GLOBAL MARKET NEUTRAL FUND
NOTES TO SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT
DECEMBER 31, 2013 (Unaudited)

Level 1	Level 2	Level 3	Total

Liabilities

Securities Sold Short

Common Stock
Austria	$-	$(66,153)	$-	$(66,153)
Belgium	-	(60,887)	-	(60,887)
Finland	-	(66,129)	-	(66,129)
France	-	(385,645)	-	(385,645)
Germany	-	(626,923)	-	(626,923)
Italy	-	(164,223)	-	(164,223)
Japan	-	(986,173)	-	(986,173)
Jersey	-	(56,594)	-	(56,594)
Netherlands	-	(138,574)	-	(138,574)
New Zealand	-	(71,628)	-	(71,628)
Norway	-	(169,305)	-	(169,305)
Singapore	-	(82,597)	-	(82,597)
Spain	-	(151,261)	-	(151,261)
Sweden	-	(67,655)	-	(67,655)
Switzerland	-	(202,757)	-	(202,757)
United Kingdom	-	(795,995)	-	(795,995)
United States	(5,955,077)	-	-	(5,955,077)
Total Securities Sold Short	$(5,955,077)	$(4,092,499)	$-	$(10,047,576)
Total Liabilities	$(5,955,077)	$(4,092,499)	$-	$(10,047,576)

There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2013.

At December 31, 2013, foreign securities representing the following percentage of net assets of the Fund were valued using fair value prices and are classified as using Level 2 inputs within the valuation inputs disclosure on the Fund’s Schedule of Investments:

LMCG Global Market Neutral Fund
Long Securities                                           40.4%
Short Securities                                           41.0%

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

LMCG GLOBAL MULTICAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2013 (Unaudited)

AFA
Shares	Security Description	Value

Equity Securities - 63.9%
Common Stock - 63.7%
Australia - 0.3%
55	Flight Centre, Ltd.	$2,342
468	Primary Health Care, Ltd.	2,074
		4,416
Austria - 0.3%
81	Oesterreichische Post AG	3,887

Bermuda - 0.2%
167	Nabors Industries, Ltd.	2,837

Brazil - 0.4%
400	Hypermarcas SA	2,999
209	Vale SA, ADR	2,928
		5,927
Canada - 0.3%
195	Goldcorp, Inc.	4,226

China - 0.7%
11,000	Bank of China, Ltd.	5,078
113	WuXi PharmaTech Cayman, Inc., ADR (a)	4,337
		9,415
France - 0.4%
42	Valeo SA	4,655

Germany - 0.2%
85	Freenet AG	2,554

Hong Kong - 0.6%
68	China Mobile, Ltd., ADR	3,556
15,000	GOME Electrical Appliances Holding, Ltd.	2,774
2,000	Shun Tak Holdings, Ltd.	1,178
		7,508
Ireland - 0.5%
87	DCC PLC	4,281
114	Smurfit Kappa Group PLC	2,805
		7,086
Italy - 0.3%
244	Recordati SpA	3,513

Japan - 1.3%
100	Aoyama Trading Co., Ltd.	2,704
1,000	Furukawa Electric Co., Ltd.	2,514
100	Mandom Corp.	3,166

A
100	Obic Co., Ltd.	$2,955
100	TS Tech Co., Ltd.	3,375
200	Yamaha Corp.	3,180
		17,894
Malaysia - 0.4%
2,800	IOI Corp Bhd	4,030
933	IOI Properties Group Sdn Bhd (a)(b)	1,007
		5,037
Mexico - 0.1%
200	Fomento Economico Mexicano SAB de CV	1,936

Netherlands - 0.7%
161	AerCap Holdings NV (a)	6,174
74	Nutreco NV	3,680
		9,854
Republic Of South Korea - 1.6%
16	Hyundai Motor Co. (a)	3,591
320	LG Uplus Corp. (a)	3,263
5	Samsung Electronics Co., Ltd.	6,515
80	Shinhan Financial Group Co., Ltd. (a)	3,592
110	SK Hynix, Inc. (a)	3,847
		20,808
Russian Federation - 0.7%
296	Gazprom OAO, ADR	2,551
215	Sberbank of Russia, ADR	2,703
97	Tatneft OAO, ADR	3,707
		8,961
Singapore - 0.5%
114	Avago Technologies, Ltd.	6,029

South Africa - 0.8%
148	African Rainbow Minerals, Ltd.	2,673
534	Mediclinic International, Ltd.	3,872
168	MTN Group, Ltd.	3,479
		10,024
Switzerland - 0.7%
7	Georg Fischer AG	4,928
57	Implenia AG (a)	4,164
		9,092
Thailand - 0.2%
1,100	PTT Global Chemical PCL, Class F	2,657

United Kingdom - 1.0%
280	Berendsen PLC	4,346
544	Intermediate Capital Group PLC	3,793
139	Mondi PLC	2,413
57	SABMiller PLC	2,897
		13,449

LMCG GLOBAL MULTICAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2013 (Unaudited)

AFA
Shares	Security Description	Value

A
United States - 51.5%
118	Abbott Laboratories	$4,523
37	Affiliated Managers Group, Inc. (a)	8,025
91	Agilent Technologies, Inc.	5,204
216	AGL Resources, Inc.	10,202
41	Air Products & Chemicals, Inc.	4,583
53	Akamai Technologies, Inc. (a)	2,501
70	Allegheny Technologies, Inc.	2,494
156	Altera Corp.	5,075
28	Amazon.com, Inc. (a)	11,166
353	American Eagle Outfitters, Inc.	5,083
162	AmerisourceBergen Corp.	11,390
55	Apache Corp.	4,727
37	Apple, Inc.	20,761
532	Bank of America Corp.	8,283
78	Belden, Inc.	5,495
16	BlackRock, Inc.	5,064
178	Boise Cascade Co. (a)	5,247
85	Capital One Financial Corp.	6,512
60	Caterpillar, Inc.	5,449
159	CBL & Associates Properties, Inc. REIT	2,856
53	Celgene Corp. (a)	8,955
44	Cerner Corp. (a)	2,453
70	Charles River Laboratories International, Inc. (a)	3,713
57	Chevron Corp.	7,120
167	Cintas Corp.	9,952
269	Cisco Systems, Inc.	6,039
134	Citigroup, Inc.	6,983
62	Clean Harbors, Inc. (a)	3,717
178	Comerica, Inc.	8,462
162	Community Health Systems, Inc. (a)	6,362
281	CyrusOne, Inc.	6,275
69	Danaher Corp.	5,327
325	Darling International, Inc. (a)	6,786
256	Del Frisco's Restaurant Group, Inc. (a)	6,034
131	Dick's Sporting Goods, Inc.	7,611
174	Diebold, Inc.	5,744
154	EMC Corp.	3,873
82	Emerson Electric Co.	5,755
228	Equity One, Inc. REIT	5,116
163	ExlService Holdings, Inc. (a)	4,502
141	Expeditors International of Washington, Inc.	6,239
188	Federated Investors, Inc., Class B	5,414
631	Fifth Third Bancorp	13,270
488	General Electric Co.	13,679
162	Gilead Sciences, Inc. (a)	12,174
8	Google, Inc., Class A (a)	8,966
102	HealthSouth Corp.	3,399
AFA

44	HeartWare International, Inc. (a)	4,134
183	Hexcel Corp. (a)	8,178
219	Horace Mann Educators Corp.	6,907
91	HSN, Inc.	5,669
70	Innophos Holdings, Inc.	3,402
225	Intel Corp.	5,841
150	Interface, Inc.	3,294
382	Internap Network Services Corp. (a)	2,873
216	International Paper Co.	10,590
313	JPMorgan Chase & Co.	18,304
105	Juniper Networks, Inc. (a)	2,370
94	Kadant, Inc.	3,809
175	Kelly Services, Inc., Class A	4,364
108	Life Time Fitness, Inc. (a)	5,076
141	Lincoln National Corp.	7,278
203	Marsh & McLennan Cos., Inc.	9,817
37	Martin Marietta Materials, Inc.	3,698
16	Mastercard, Inc., Class A	13,367
116	Merck & Co., Inc.	5,806
350	MFA Financial, Inc. REIT	2,471
205	Micron Technology, Inc. (a)	4,461
188	Microsoft Corp.	7,037
428	National Penn Bancshares, Inc.	4,849
245	New York Community Bancorp, Inc.	4,128
138	Oracle Corp.	5,280
141	Owens-Illinois, Inc. (a)	5,045
16	Panera Bread Co., Class A (a)	2,827
78	PepsiCo, Inc.	6,469
195	Pfizer, Inc.	5,973
37	Pioneer Natural Resources Co.	6,811
167	Portland General Electric Co.	5,043
160	Premier, Inc., Class A (a)	5,882
125	QUALCOMM, Inc.	9,281
37	Ralph Lauren Corp.	6,533
814	RF Micro Devices, Inc. (a)	4,200
33	Rockwell Automation, Inc.	3,899
78	Schlumberger, Ltd.	7,029
118	Semtech Corp. (a)	2,983
37	Starbucks Corp.	2,900
141	SunTrust Banks, Inc.	5,190
141	Sysco Corp.	5,090
329	TCF Financial Corp.	5,346
208	The Dow Chemical Co.	9,235
125	The Geo Group, Inc.	4,027
44	The Goldman Sachs Group, Inc.	7,799
273	The Interpublic Group of Cos., Inc.	4,832
325	The Pantry, Inc. (a)	5,453
121	Theravance, Inc. (a)	4,314
33	Towers Watson & Co., Class A	4,211
138	Trimas Corp. (a)	5,505
62	Triumph Group, Inc.	4,716

LMCG GLOBAL MULTICAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2013 (Unaudited)

AFA
Shares	Security Description	Value

37	Union Pacific Corp.	$6,216
91	United Technologies Corp.	10,356
188	Unum Group	6,595
191	USG Corp. (a)	5,421
167	Valero Energy Corp.	8,417
188	Vantiv, Inc., Class A (a)	6,131
141	Wells Fargo & Co.	6,401
203	Xcel Energy, Inc.	5,672
462	Xerox Corp.	5,623
353	Zions Bancorp.	10,576
		683,564

Total Common Stock (Cost $785,491)	845,329

Preferred Stock - 0.2%
Brazil - 0.2%
600	Suzano Papel e Celulose SA (Cost $2,524)	2,354

Total Equity Securities (Cost $788,015)	847,683

Rights - 0.0%
466	IOI Corp. Bhd (a)(b) (Cost $-)	-

Investment Companies - 34.5%
504	Global X FTSE Nordic Region ETF	12,247
218	iPath MSCI India Index ETN (a)	12,417
426	iShares MSCI ACWI ETF	24,550
420	iShares MSCI Canada Index Fund	12,247
617	iShares MSCI EAFE Small-Cap ETF	31,455
1,090	iShares MSCI Emerging Markets Index Fund	45,529
2,984	iShares MSCI EMU ETF	123,478
9,120	iShares MSCI Japan ETF	110,626
391	iShares MSCI Pacific ex Japan ETF	18,271
353	iShares MSCI Switzerland Capped ETF (a)	11,646
127	iShares MSCI Turkey ETF (a)	6,053
2,376	iShares MSCI United Kingdom ETF	49,611
Total Investment Companies (Cost $438,879)		458,130

Total Investments - 98.4% (Cost $1,226,894)*	$1,305,813
Other Assets & Liabilities, Net – 1.6%	21,120
Net Assets – 100.0%	$1,326,933

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
ETN	Exchange Traded Note
PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $1,007 or 0.1% of net assets.
(c)	Variable rate security. Rate presented is as of December 31, 2013.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$90,462
Gross Unrealized Depreciation	(11,543)
Net Unrealized Appreciation	$78,919

LMCG GLOBAL MULTICAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2013 (Unaudited)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013.

Level 1	Level 2	Level 3	Total

Investments At Value
Common Stock
Australia	$-	$4,416	$-	$4,416
Austria	-	3,887	-	3,887
Bermuda	2,837	-	-	2,837
Brazil	2,928	2,999	-	5,927
Canada	4,226	-	-	4,226
China	4,337	5,078	-	9,415
France	-	4,655	-	4,655
Germany	-	2,554	-	2,554
Hong Kong	3,556	3,952	-	7,508
Ireland	-	7,086	-	7,086
Italy	-	3,513	-	3,513
Japan	-	17,894	-	17,894
Malaysia	-	4,030	1,007	5,037
Mexico	1,936	-	-	1,936
Netherlands	6,174	3,680	-	9,854
Republic Of South Korea	-	20,808	-	20,808
Russian Federation	8,961	-	-	8,961
Singapore	6,029	-	-	6,029
South Africa	-	10,024	-	10,024
Switzerland	-	9,092	-	9,092
Thailand	-	2,657	-	2,657
United Kingdom	-	13,449	-	13,449
United States	683,564	-	-	683,564
Preferred Stock
Brazil	-	2,354	-	2,354
Rights	-	-	-	-
Investment Companies	458,130	-	-	458,130
Total Investments At Value	$1,182,678	$122,128	$1,007	$1,305,813

LMCG GLOBAL MULTICAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2013 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

Common Stock

Balance as of 09/11/13	$-
Change in Unrealized Appreciation/(Depreciation)	538
Purchases	469
Balance as of 12/31/13	$1,007
Net change in unrealized appreciation/(depreciation) from investments held as of 12/31/13	$538

There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2013.

At December 31, 2013, foreign securities representing the following percentage of net assets of the Fund were valued using fair value prices and are classified as using Level 2 inputs within the valuation inputs disclosure on the Fund’s Schedule of Investments:

LMCG Global Multicap Fund
Long Securities                                           9.2%

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

MERK HARD CURRENCY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2013 (Unaudited)

Principal	Security Description	Currency	Rate	Maturity	Value in USD

Foreign Bonds - 55.3% (a)
Non-U.S. Government - Australia - 2.6%
$9,900,000	Australia Government Bond, Series 125	AUD	6.250%	06/15/14	$8,992,948

Non-U.S. Government - Austria - 5.0%
12,000,000	Austria Government Bond (b)	EUR	4.300	07/15/14	16,867,318

Non-U.S. Government - Denmark - 4.6%
100,000,000	Denmark Government International Bond, EMTN	SEK	3.165	03/31/14	15,635,159

Non-U.S. Government - Netherlands - 4.6%
11,300,000	Netherlands Government Bond (b)	EUR	1.000	01/15/14	15,549,414

Non-U.S. Government - New Zealand - 5.5%
22,000,000	New Zealand Government Bond, Series 415	NZD	6.000	04/15/15	18,725,076

Non-U.S. Government - Singapore - 4.9%
20,550,000	Singapore Government Bond	SGD	3.625	07/01/14	16,554,560

Non-U.S. Government - United Kingdom - 4.7%
9,500,000	United Kingdom Gilt (b)	GBP	2.250	03/07/14	15,784,681

Non-U.S. Government Agency - Germany - 4.5%
11,200,000	KFW EMTN (b)	EUR	0.375	04/03/14	15,414,520

Non-U.S. Government Agency - Sweden - 5.0%
108,000,000	Kommuninvest I Sverige AB, Series 1405	SEK	2.250	05/05/14	16,873,882

Regional Authority - Australia - 2.1%
8,000,000	Western Australian Treasury Corp., Series 14	AUD	5.500	04/23/14	7,205,797

Regional Authority - Canada - 4.5%
16,000,000	Alberta Capital Finance Authority (c)	CAD	1.665	07/02/14	15,109,212

Supranational - Europe - 7.3%
18,000,000	European Investment Bank, EMTN	EUR	2.125	01/15/14	24,775,193

Total Foreign Bonds (Cost $186,811,299)					187,487,760
Foreign Treasury Securities - 18.6% (a)
Non-U.S. Government - Belgium - 4.6%
11,200,000	Belgium Treasury Bill (d)	EUR	0.049	03/13/14	15,410,899

Non-U.S. Government - France - 4.5%
11,200,000	France Treasury Bill BTF (d)	EUR	0.050	03/20/14	15,403,996

Non-U.S. Government - Germany - 4.6%
11,300,000	German Treasury Bill (d)	EUR	0.003	01/15/14	15,545,450

Supranational - Europe - 4.9%
12,000,000	European Stability Mechanism Treasury Bill (d)	EUR	0.160	03/20/14	16,503,110

Total Foreign Treasury Securities (Cost $61,765,417)					62,863,455

Shares	Security Description	Currency			Value in USD

Exchange Traded Product - United States - 13.3% (a)
388,800	SPDR Gold Trust (e) (Cost $54,477,264)	USD			$45,166,896

Total Investments – 87.2% (Cost $303,053,980)*					$295,518,111
Foreign Currencies – 6.8% (Cost $22,861,809)					23,044,895
Net Unrealized Gain/Loss on Forward Currency Contracts – 0.4%					1,340,756
Other Assets and Liabilities, Net – 5.6%					19,022,452
NET ASSETS – 100.0%					$338,926,214

EMTN	European Medium Term Note
(a)	All or a portion of these securities are segregated to cover outstanding forward currency contract and future contract exposures.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $63,615,933 or 18.8% of net assets.
(c)           Variable rate security. Rate presented is as of December 31, 2013.
(d)           Zero coupon bond. Interest rate presented is yield to maturity.
(e)	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$4,286,469
Gross Unrealized Depreciation	(11,822,338)
Net Unrealized Depreciation	$(7,535,869)

AFA
At December 31, 2013, the Fund held the following futures contracts:
Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Depreciation

25	Gold 100 oz. Future	02/28/14	$3,115,000	$(109,250)

As of December 31, 2013, the Merk Hard Currency Fund had the following forward currency contracts outstanding:

Contracts to Sell		Settlement Date	Settlement Value	Net Unrealized Appreciation
(1,595,440)	Euro	01/02/14	$(2,200,000)	$5,154
(1,232,983)	Euro	01/03/14	(1,700,000)	3,786
(1,742,780)	Euro	01/03/14	(2,400,000)	2,458
(500,000,000)	Japanese Yen	01/15/14	(4,924,255)	176,021
(225,000,000)	Japanese Yen	01/15/14	(2,214,536)	77,831
(500,000,000)	Japanese Yen	01/15/14	(4,924,255)	176,021
(850,000,000)	Japanese Yen	01/15/14	(8,372,083)	300,084
(850,000,000)	Japanese Yen	01/15/14	(8,371,316)	299,317
(850,000,000)	Japanese Yen	01/15/14	(8,372,083)	300,084
				$1,340,756

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of December 31, 2013.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Foreign Bonds	$-	$187,487,760	$-	$187,487,760
Foreign Treasury Securities	-	62,863,455	-	62,863,455
Exchange Traded Product	-	45,166,896	-	45,166,896
Total Investments At Value	$-	$295,518,111	$-	$295,518,111

Other Financial Instruments**
Forward Currency Contracts	-	1,340,756	-	1,340,756
Total Assets	$-	$296,858,867	$-	$296,858,867
Liabilities
Other Financial Instruments**
Futures	(109,250)	-	-	(109,250)
Total Liabilities	$(109,250)	$-	$-	$(109,250)

**
Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forward currency contracts, which are valued at the unrealized appreciation (depreciation) at period end.

There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

MERK ASIAN CURRENCY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2013 (Unaudited)

Principal	Security Description	Currency	Rate	Maturity	Value in USD

Foreign Bonds - 21.2% (a)
Non-U.S. Government Agency - Germany - 4.7%
$1,900,000	KFW	USD	1.375%	01/13/14	$1,900,475

Supranational - Asia - 4.4%
1,800,000	Asian Development Bank, MTN	USD	2.750	05/21/14	1,817,640

Supranational - Global - 12.1%
30,000,000	International Finance Corp., EMTN (b)	CNH	1.350	01/22/14	4,948,892

Total Foreign Bonds (Cost $8,657,592)					8,667,007

Foreign Treasury Securities - 20.2% (a)
Central Bank - Malaysia - 11.3%
15,200,000	Bank Negara Malaysia Monetary Notes, Series 713 (b)	MYR	2.829-2.857	02/18/14	4,622,930

Central Bank - Singapore - 4.6%
2,400,000	Monetary Authority of Singapore, Series 84 (b)	SGD	0.289	03/07/14	1,901,115
Non-U.S. Government - Singapore - 4.3%
2,200,000	Singapore Treasury Bill, Series 183 (b)	SGD	0.208	01/10/14	1,743,255

Total Foreign Treasury Securities (Cost $8,425,878)					8,267,300

U.S. Government & Agency Obligations - 32.9% (a)
U.S. Treasury Bills - 32.9%
1,000,000	U.S. Treasury Bill (c)	USD	0.070	01/09/14	999,998
4,500,000	U.S. Treasury Bill (c)	USD	0.035	03/27/14	4,499,343
8,000,000	U.S. Treasury Bill (c)	USD	0.085	05/08/14	7,998,528

Total U.S. Government & Agency Obligations (Cost $13,497,219)					13,497,869

Time Deposit - 19.4% (a)
12,038,075	Barclays Capital, Inc.	CNH	1.150	02/07/14	1,987,399
12,037,376	Deutsche Bank	CNH	1.000	02/05/14	1,987,284
12,042,760	JP Morgan Bank Hong Kong	CNH	1.550	02/07/14	1,988,173
12,035,424	Standard Chartered Bank Hong Kong	CNH	0.850	02/07/14	1,986,961

Total Foreign Time Deposit (Cost $7,930,441)					7,949,817
Total Investments – 93.7% (Cost $38,511,130)*					$38,381,993

Foreign Currencies – 3.6% (Cost $1,460,311)					1,459,902
Net Unrealized Gain/Loss on Forward Currency Contracts – (0.3)%					(138,845)
Other Assets and Liabilities, Net – 3.0%					1,271,467
NET ASSETS – 100.0%					$40,974,517

EMTN	European Medium Term Note
MTN	Medium Term Note
(a)	All or a portion of these securities are segregated to cover outstanding forward currency contract exposure.
(b)	Zero coupon bond. Interest rate presented is yield to maturity.
(c)	Rate presented is yield to maturity.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$30,351
Gross Unrealized Depreciation	(159,488)
Net Unrealized Depreciation	$(129,137)

As of December 31, 2013, the Merk Asian Currency Fund had the following forward currency contracts outstanding:

Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
5,200,000	China Renminbi	01/22/14	$851,273	$6,488
194,000,000	Indian Rupee	01/22/14	3,134,594	(15,479)
6,400,000,000	South Korean Won	01/22/14	6,069,975	(15,307)
(1,900,000)	Malaysian Ringgit	01/22/14	(576,754)	(2,468)
8,600,000	Malaysian Ringgit	01/22/14	2,666,997	(45,257)
194,200,000	New Taiwan Dollar	01/22/14	6,586,847	(66,822)
				$(138,845)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of December 31, 2013.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Foreign Bonds	$-	$8,667,007	$-	$8,667,007
Foreign Treasury Securities	-	8,267,300	-	8,267,300
U.S. Treasury Bills	-	13,497,869	-	13,497,869
Time Deposits	-	7,949,817	-	7,949,817
Total Investments At Value	$-	$38,381,993	$-	$38,381,993

Other Financial Instruments**
Forward Currency Contracts	-	6,488	-	6,488
Total Assets	$-	$38,388,481	$-	$38,388,481
Liabilities
Other Financial Instruments**
Forward Currency Contracts	-	(145,333)	-	(145,333)
Total Liabilities	$-	$(145,333)	$-	$(145,333)

**
Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at unrealized appreciation (depreciation) at period end.

There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

MERK ABSOLUTE RETURN CURRENCY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2013 (Unaudited)

Principal	Security Description	Currency	Rate	Maturity	Value in USD

Foreign Bonds - 30.5% (a)
Non-U.S. Government - Australia - 2.4%
$800,000	Australia Government Bond, Series 125	AUD	6.250%	06/15/14	$726,703

Non-U.S. Government - Austria - 3.7%
800,000	Austria Government Bond (b)	EUR	4.300	07/15/14	1,124,488

Non-U.S. Government - Finland - 3.2%
700,000	Finland Government Bond (b)	EUR	3.125	09/15/14	983,284

Non-U.S. Government - Netherlands - 3.3%
750,000	Netherlands Government Bond (b)	EUR	1.000	01/15/14	1,032,041

Non-U.S. Government - New Zealand - 2.3%
850,000	New Zealand Government Bond, Series 415	NZD	6.000	04/15/15	723,469

Regional Authority - Australia - 6.1%
1,100,000	New South Wales Treasury Corp.	AUD	2.750	07/08/14	983,369
1,000,000	Western Australian Treasury Corp., Series 14	AUD	5.500	04/23/14	900,724
					1,884,093
Regional Authority - Canada - 7.3%
1,000,000	Province of British Columbia, Series Q	CAD	7.500	06/09/14	967,334
1,350,000	Province of Manitoba Canada (c)	CAD	1.455	04/17/14	1,272,984
					2,240,318
Supranational - Europe - 2.2%
4,000,000	European Investment Bank (b)	NOK	4.000	05/15/14	665,026

Total Foreign Bonds (Cost $9,482,404)					9,379,422
Foreign Treasury Securities - 42.0% (a)
Non-U.S. Government - Belgium - 4.2%
950,000	Belgium Treasury Bill (d)	EUR	0.049	03/13/14	1,307,175

Non-U.S. Government - Canada - 4.3%
1,400,000	Canadian Treasury Bill (d)	CAD	0.925	03/27/14	1,315,189

Non-U.S. Government - France - 4.2%
950,000	France Treasury Bill BTF (d)	EUR	0.050	03/20/14	1,306,589

Non-U.S. Government - Germany - 3.9%
870,000	German Treasury Bill (d)	EUR	0.003	01/15/14	1,196,862

Non-U.S. Government - Norway - 3.8%
7,200,000	Norway Treasury Bill, Series 22 (d)	NOK	1.485	03/19/14	1,183,842

Non-U.S. Government - Sweden - 17.7%
35,000,000	Sweden Treasury Bill, Series 187D (d)	SEK	0.810	03/19/14	5,433,632

Supranational - Europe - 3.9%
875,000	European Stability Mechanism Treasury Bill (d)	EUR	0.160	03/20/14	1,203,352

Total Foreign Treasury Securities (Cost $12,737,842)					12,946,641

Principal	Security Description	Currency	Rate	Maturity	Value in USD
U.S. Treasury Bills - 19.5% (a)
5,000,000	U.S. Treasury Bill (e)	USD	0.085	05/08/14	4,999,080
1,000,000	U.S. Treasury Bill (e)	USD	0.164	06/26/14	999,611

Total U.S. Government & Agency Obligations (Cost $5,997,703)					5,998,691
Total Investments – 92.0% (Cost $28,217,949)*					$28,324,754
Foreign Currencies – 1.0% (Cost $311,298)					312,997
Net Unrealized Gain/Loss on Forward Currency Contracts – 0.7%					215,616
Other Assets and Liabilities, Net – 6.3%					1,921,329
NET ASSETS – 100.0%					$30,774,696

(a)	All or a portion of these securities are segregated to cover outsanding forward currency contract exposure.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $3,804,839 or 12.4% of net assets.
(c)	Variable rate security. Rate presented is as of December 31, 2013.
(d)	Zero coupon bond. Interest rate presented is yield to maturity.
(e)	Rate presented is yield to maturity.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$328,011
Gross Unrealized Depreciation	(221,206)
Net Unrealized Appreciation	$106,805

As of December 31, 2013, Merk Absolute Return Currency Fund had the following forward currency contracts outstanding:

Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
(7,707,000)	Australian Dollar	01/22/14	$(6,971,174)	$99,823
(110,000)	Australian Dollar	01/22/14	(97,681)	(392)
(5,135,000)	Australian Dollar	01/22/14	(4,572,271)	(5,955)
2,565,000	Australian Dollar	01/22/14	2,292,074	(5,190)
3,275,000	Australian Dollar	01/22/14	2,911,442	8,459
(190,000)	Australian Dollar	01/22/14	(169,378)	(21)
90,000	Australian Dollar	01/22/14	80,274	(33)
(635,000)	Australian Dollar	01/22/14	(566,001)	(148)
(2,560,000)	Australian Dollar	01/22/14	(2,262,738)	(19,688)
(1,600,000)	Australian Dollar	01/22/14	(1,445,454)	18,938
3,890,000	Australian Dollar	01/22/14	3,453,075	15,143
(775,000)	Australian Dollar	01/22/14	(692,368)	1,399
(2,605,000)	Australian Dollar	01/22/14	(2,320,581)	(1,966)
8,600,000	Australian Dollar	01/22/14	7,638,193	29,333
(2,635,000)	Australian Dollar	01/22/14	(2,326,094)	(23,201)
610,000	Canadian Dollars	01/22/14	575,263	(1,331)
2,795,000	Canadian Dollars	01/22/14	2,632,694	(2,957)
(4,125,000)	Canadian Dollars	01/22/14	(3,871,567)	(9,530)
2,695,000	Canadian Dollars	01/22/14	2,525,262	10,388
(55,000)	Canadian Dollars	01/22/14	(51,878)	130
540,000	Canadian Dollars	01/22/14	507,989	82
(145,000)	Canadian Dollars	01/22/14	(136,828)	402
535,000	Canadian Dollars	01/22/14	502,250	1,117
845,000	Canadian Dollars	01/22/14	794,204	833
855,000	Canadian Dollars	01/22/14	802,700	1,745
(1,420,000)	Canadian Dollars	01/22/14	(1,326,243)	(9,795)
(225,000)	Canadian Dollars	01/22/14	(210,179)	(1,517)
650,000	Canadian Dollars	01/22/14	612,791	(1,225)
(545,000)	Canadian Dollars	01/22/14	(513,802)	1,027
(2,835,000)	Canadian Dollars	01/22/14	(2,662,642)	(4,730)
3,255,000	Canadian Dollars	01/22/14	3,068,954	(6,416)
(16,022,000)	Canadian Dollars	01/22/14	(15,086,757)	12,106
(910,000)	Canadian Dollars	01/22/14	(856,640)	446
2,910,000	Canadian Dollars	01/22/14	2,744,374	(6,437)
(1,725,000)	Canadian Dollars	01/22/14	(1,623,257)	253
580,000	Swiss Franc	01/22/14	651,788	(1,504)
(1,265,000)	Swiss Franc	01/22/14	(1,422,526)	4,234

Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
(1,700,000)	Swiss Franc	01/22/14	$(1,915,381)	$9,376
(6,235,000)	Swiss Franc	01/22/14	(6,945,899)	(44,654)
590,000	Swiss Franc	01/22/14	665,096	(3,600)
45,000	Swiss Franc	01/22/14	50,209	244
805,000	Swiss Franc	01/22/14	906,516	(3,967)
3,835,000	Swiss Franc	01/22/14	4,335,856	(36,134)
(2,690,000)	Swiss Franc	01/22/14	(3,020,015)	4,043
520,000	Swiss Franc	01/22/14	586,336	(3,322)
2,235,000	Swiss Franc	01/22/14	2,518,792	(12,957)
(1,290,000)	Swiss Franc	01/22/14	(1,458,148)	11,826
(1,630,000)	Swiss Franc	01/22/14	(1,815,284)	(12,238)
620,000	Swiss Franc	01/22/14	691,805	3,326
(1,270,000)	Swiss Franc	01/22/14	(1,431,975)	8,077
(665,000)	Swiss Franc	01/22/14	(742,382)	(3,202)
545,000	Euro	01/22/14	750,164	(416)
2,225,000	Euro	01/22/14	3,058,801	2,099
1,440,000	Euro	01/22/14	1,965,319	15,668
(55,000)	Euro	01/22/14	(75,701)	38
(295,000)	Euro	01/22/14	(405,581)	(246)
85,000	Euro	01/22/14	116,170	764
2,030,000	Euro	01/22/14	2,772,312	20,329
(1,135,000)	Euro	01/22/14	(1,562,012)	609
460,000	Euro	01/22/14	631,517	1,299
165,000	Euro	01/22/14	226,531	457
(564,000)	Euro	01/22/14	(778,154)	2,268
(2,315,000)	Euro	01/22/14	(3,189,512)	4,800
(60,000)	Euro	01/22/14	(82,820)	279
65,000	Euro	01/22/14	88,806	614
(530,000)	Euro	01/22/14	(729,174)	61
555,000	Euro	01/22/14	765,116	(1,611)
(280,000)	Euro	01/22/14	(384,900)	(292)
(35,000)	Euro	01/22/14	(48,166)	17
595,000	Euro	01/22/14	818,838	(305)
875,000	Euro	01/22/14	1,196,149	7,576
(2,145,000)	Pounds Sterling	01/22/14	(3,505,685)	(45,810)
2,340,000	Pounds Sterling	01/22/14	3,829,284	45,075
(225,000)	Pounds Sterling	01/22/14	(368,467)	(4,067)
440,000	Pounds Sterling	01/22/14	723,477	5,035
(405,000)	Pounds Sterling	01/22/14	(665,316)	(5,246)
390,000	Pounds Sterling	01/22/14	635,753	9,973
(30,000)	Pounds Sterling	01/22/14	(49,559)	(112)
1,590,000	Pounds Sterling	01/22/14	2,604,484	28,093
470,000	Pounds Sterling	01/22/14	770,541	7,642
(1,495,000)	Pounds Sterling	01/22/14	(2,431,141)	(44,144)
60,000	Pounds Sterling	01/22/14	98,075	1,267
5,620,000	Pounds Sterling	01/22/14	9,212,692	92,391
(2,240,000)	Pounds Sterling	01/22/14	(3,658,469)	(50,318)
370,000	Pounds Sterling	01/22/14	601,904	10,708
830,000	Pounds Sterling	01/22/14	1,351,784	22,454
(470,000)	Pounds Sterling	01/22/14	(768,148)	(10,035)
665,000	Pounds Sterling	01/22/14	1,081,164	19,883
1,770,000	Pounds Sterling	01/22/14	2,897,777	32,828
(20,000)	Pounds Sterling	01/22/14	(32,719)	(395)
(725,800,000)	Japanese Yen	01/22/14	(7,094,459)	201,686
66,700,000	Japanese Yen	01/22/14	649,886	(16,450)
95,200,000	Japanese Yen	01/22/14	923,989	(19,895)
(263,300,000)	Japanese Yen	01/22/14	(2,551,265)	50,760
(212,200,000)	Japanese Yen	01/22/14	(2,057,547)	42,328
15,100,000	Japanese Yen	01/22/14	147,123	(3,721)
36,900,000	Japanese Yen	01/22/14	356,545	(6,113)
88,950,000	Japanese Yen	01/22/14	851,530	(6,791)
102,700,000	Japanese Yen	01/22/14	978,911	(3,590)
(500,000,000)	Japanese Yen	01/22/14	(4,866,303)	117,907

Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
(229,900,000)	Japanese Yen	01/22/14	$(2,209,580)	$26,268
46,650,000	Japanese Yen	01/22/14	452,827	(9,802)
(132,600,000)	Japanese Yen	01/22/14	(1,272,955)	13,680
(52,650,000)	Japanese Yen	01/22/14	(505,333)	5,327
(7,250,000)	Japanese Yen	01/22/14	(70,480)	1,628
38,100,000	Japanese Yen	01/22/14	370,293	(8,465)
127,550,000	Japanese Yen	01/22/14	1,222,786	(11,470)
283,850,000	Japanese Yen	01/22/14	2,728,314	(32,650)
378,050,000	Japanese Yen	01/22/14	3,661,030	(70,767)
(7,250,000)	Japanese Yen	01/22/14	(68,998)	146
142,050,000	Japanese Yen	01/22/14	1,386,396	(37,377)
226,700,000	Japanese Yen	01/22/14	2,201,240	(48,317)
4,790,000	Norwegian Krone	01/22/14	788,909	160
(30,910,000)	Norwegian Krone	01/22/14	(5,015,803)	(76,080)
(13,200,000)	Norwegian Krone	01/22/14	(2,143,427)	(31,043)
16,800,000	Norwegian Krone	01/22/14	2,737,355	30,152
(11,300,000)	Norwegian Krone	01/22/14	(1,835,382)	(26,095)
(5,120,000)	Norwegian Krone	01/22/14	(837,581)	(5,849)
1,260,000	Norwegian Krone	01/22/14	206,050	1,513
(4,860,000)	Norwegian Krone	01/22/14	(790,472)	(10,128)
(13,530,000)	Norwegian Krone	01/22/14	(2,210,756)	(18,075)
7,000,000	Norwegian Krone	01/22/14	1,138,007	15,120
10,110,000	Norwegian Krone	01/22/14	1,629,290	36,156
(13,870,000)	Norwegian Krone	01/22/14	(2,255,238)	(29,603)
(4,670,000)	Norwegian Krone	01/22/14	(767,259)	(2,042)
8,680,000	Norwegian Krone	01/22/14	1,417,849	12,029
(2,640,000)	Norwegian Krone	01/22/14	(430,444)	(4,450)
28,615,000	Norwegian Krone	01/22/14	4,670,102	43,719
6,210,000	Norwegian Krone	01/22/14	1,004,925	18,064
(4,640,000)	Norwegian Krone	01/22/14	(748,370)	(15,989)
(4,020,000)	Norwegian Krone	01/22/14	(656,568)	(5,656)
(470,000)	New Zealand Dollar	01/22/14	(386,732)	838
(1,435,000)	New Zealand Dollar	01/22/14	(1,176,726)	(1,482)
(2,235,000)	New Zealand Dollar	01/22/14	(1,824,748)	(10,300)
5,595,000	New Zealand Dollar	01/22/14	4,603,639	(9,860)
450,000	New Zealand Dollar	01/22/14	368,143	1,330
660,000	New Zealand Dollar	01/22/14	542,075	(182)
1,705,000	New Zealand Dollar	01/22/14	1,401,426	(1,535)
(870,000)	New Zealand Dollar	01/22/14	(716,858)	2,544
2,340,000	New Zealand Dollar	01/22/14	1,913,701	7,557
(315,000)	New Zealand Dollar	01/22/14	(258,366)	(265)
915,000	New Zealand Dollar	01/22/14	749,972	1,289
3,900,000	New Zealand Dollar	01/22/14	3,209,318	(7,220)
(3,125,000)	New Zealand Dollar	01/22/14	(2,574,116)	8,332
3,275,000	New Zealand Dollar	01/22/14	2,700,277	(11,336)
(1,240,000)	New Zealand Dollar	01/22/14	(1,027,976)	9,873
(140,000)	New Zealand Dollar	01/22/14	(115,157)	210
285,000	New Zealand Dollar	01/22/14	235,065	(1,066)
(3,565,000)	New Zealand Dollar	01/22/14	(2,912,213)	(14,833)
(2,950,000)	New Zealand Dollar	01/22/14	(2,431,859)	9,760
16,010,000	Swedish Krona	01/22/14	2,434,368	53,823
(16,600,000)	Swedish Krona	01/22/14	(2,538,090)	(41,795)
10,450,000	Swedish Krona	01/22/14	1,592,521	31,563
8,280,000	Swedish Krona	01/22/14	1,264,667	22,168
17,940,000	Swedish Krona	01/22/14	2,737,846	50,295
(33,020,000)	Swedish Krona	01/22/14	(5,016,554)	(115,242)
2,840,000	Swedish Krona	01/22/14	434,049	7,329
5,570,000	Swedish Krona	01/22/14	852,736	12,925
16,970,000	Swedish Krona	01/22/14	2,577,162	60,227
(1,850,000)	Swedish Krona	01/22/14	(281,797)	(5,721)
(12,570,000)	Swedish Krona	01/22/14	(1,909,973)	(43,591)
21,830,000	Swedish Krona	01/22/14	3,305,719	86,986
(35,595,000)	Swedish Krona	01/22/14	(5,439,687)	(92,302)

Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
(4,970,000)	Swedish Krona	01/22/14	$(771,249)	$(1,162)
(13,650,000)	Swedish Krona	01/22/14	(2,089,441)	(31,971)
2,360,000	Swedish Krona	01/22/14	358,901	7,878
5,230,000	Swedish Krona	01/22/14	815,729	(2,910)
(15,240,000)	Swedish Krona	01/22/14	(2,308,485)	(60,037)
(23,830,000)	Swedish Krona	01/22/14	(3,618,347)	(85,187)
(2,530,000)	Singapore Dollar	01/22/14	(2,022,371)	17,549
1,800,000	Singapore Dollar	01/22/14	1,425,131	1,225
410,000	Singapore Dollar	01/22/14	323,579	1,313
6,785,000	Singapore Dollar	01/22/14	5,435,301	(58,732)
(255,000)	Singapore Dollar	01/22/14	(202,735)	668
555,000	Singapore Dollar	01/22/14	442,235	(2,442)
(10,015,000)	Singapore Dollar	01/22/14	(7,958,348)	22,264
3,650,000	Singapore Dollar	01/22/14	2,906,940	(14,607)
3,885,000	Singapore Dollar	01/22/14	3,066,899	11,652
(2,465,000)	Singapore Dollar	01/22/14	(1,959,456)	6,141
(7,405,000)	Singapore Dollar	01/22/14	(5,884,213)	16,345
3,870,000	Singapore Dollar	01/22/14	3,055,286	11,378
(980,000)	Singapore Dollar	01/22/14	(781,052)	4,481
(3,165,000)	Singapore Dollar	01/22/14	(2,521,087)	13,078
605,000	Singapore Dollar	01/22/14	477,711	1,703
3,075,000	Singapore Dollar	01/22/14	2,424,813	11,878
(7,150,000)	Singapore Dollar	01/22/14	(5,713,633)	47,831
6,805,000	Singapore Dollar	01/22/14	5,418,240	(25,823)
(1,370,000)	Singapore Dollar	01/22/14	(1,080,900)	(4,715)
(1,240,000)	Singapore Dollar	01/22/14	(990,621)	8,020
1,400,000	Singapore Dollar	01/22/14	1,106,004	3,384
				$215,616

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of December 31, 2013.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Foreign Bonds	$-	$9,379,422	$-	$9,379,422
Foreign Treasury Securities	-	12,946,641	-	12,946,641
U.S. Treasury Bills	-	5,998,691	-	5,998,691
Total Investments At Value	$-	$28,324,754	$-	$28,324,754

Other Financial Instruments**
Forward Currency Contracts	-	1,745,457	-	1,745,457
Total Assets	$-	$30,070,211	$-	$30,070,211
Liabilities
Other Financial Instruments**
Forward Currency Contracts	-	(1,529,841)	-	(1,529,841)
Total Liabilities	$-	$(1,529,841)	$-	$(1,529,841)

**
Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation (depreciation) at period end.

There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

MERK CURRENCY ENHANCED U.S.EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2013 (Unaudited)

Shares	Security Description	Currency	Value in USD

Exchange Traded Product - 96.0% (a)
19,500	SPDR S&P 500 ETF Trust (Cost $2,580,473)	USD	$3,601,065

Total Investments – 96.0% (Cost $2,580,473)*	$3,601,065

Net Unrealized Gain/Loss on Forward Currency Contracts – 0.8%	31,831
Other Assets and Liabilities, Net – 3.2%	119,002
NET ASSETS – 100.0%	$3,751,898

ETF	Exchange Traded Fund
(a)	All or a portion of these securities are segregated to cover forward currency contract and futures contract exposures.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,020,592
Gross Unrealized Depreciation	-
Net Unrealized Appreciation	1,020,592

AFA
At December 31, 2013, Merk Currency Enhanced U.S. Equity Fund held the following futures contracts:
Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Depreciation

1	S&P 500 E-mini Future	03/21/14	$88,428	$3,635
AF
As of December 31, 2013, Merk Currency Enhanced U.S. Equity Fund had the following forward currency contracts outstanding:

Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
(15,000)	Australian Dollar	01/22/14	$(13,320)	$(53)
(310,000)	Australian Dollar	01/22/14	(274,003)	(2,384)
1,030,000	Australian Dollar	01/22/14	914,807	3,513
(595,000)	Australian Dollar	01/22/14	(538,192)	7,706
(320,000)	Australian Dollar	01/22/14	(282,486)	(2,817)
480,000	Australian Dollar	01/22/14	426,086	1,869
(200,000)	Australian Dollar	01/22/14	(180,682)	2,367
425,000	Australian Dollar	01/22/14	377,821	1,098
(5,000)	Australian Dollar	01/22/14	(4,457)	(1)
(70,000)	Australian Dollar	01/22/14	(62,394)	(16)
310,000	Australian Dollar	01/22/14	277,015	(627)
(95,000)	Australian Dollar	01/22/14	(84,871)	171
(620,000)	Australian Dollar	01/22/14	(552,056)	(719)
(325,000)	Australian Dollar	01/22/14	(289,516)	(245)
60,000	Canadian Dollars	01/22/14	56,443	9
75,000	Canadian Dollars	01/22/14	70,409	157
(20,000)	Canadian Dollars	01/22/14	(18,873)	55
(345,000)	Canadian Dollars	01/22/14	(324,025)	(576)
(180,000)	Canadian Dollars	01/22/14	(168,115)	(1,242)
125,000	Canadian Dollars	01/22/14	117,486	123
75,000	Canadian Dollars	01/22/14	70,729	(164)
(110,000)	Canadian Dollars	01/22/14	(103,550)	54
(205,000)	Canadian Dollars	01/22/14	(192,909)	30
135,000	Canadian Dollars	01/22/14	126,742	276
(15,000)	Canadian Dollars	01/22/14	(14,149)	36
80,000	Canadian Dollars	01/22/14	75,420	(151)
355,000	Canadian Dollars	01/22/14	334,795	(785)
(65,000)	Canadian Dollars	01/22/14	(61,279)	122
(510,000)	Canadian Dollars	01/22/14	(478,666)	(1,178)
355,000	Canadian Dollars	01/22/14	334,385	(376)
405,000	Canadian Dollars	01/22/14	381,851	(798)
325,000	Canadian Dollars	01/22/14	304,531	1,253

Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
(1,505,000)	Canadian Dollars	01/22/14	$(1,417,149)	$1,137
(30,000)	Canadian Dollars	01/22/14	(28,024)	(202)
75,000	Swiss Franc	01/22/14	84,546	(458)
(155,000)	Swiss Franc	01/22/14	(174,302)	519
70,000	Swiss Franc	01/22/14	78,664	(182)
(220,000)	Swiss Franc	01/22/14	(247,873)	1,213
(155,000)	Swiss Franc	01/22/14	(174,769)	986
482,000	Swiss Franc	01/22/14	544,950	(4,541)
(195,000)	Swiss Franc	01/22/14	(217,166)	(1,464)
10,000	Swiss Franc	01/22/14	11,158	54
(745,000)	Swiss Franc	01/22/14	(829,943)	(5,335)
(330,000)	Swiss Franc	01/22/14	(370,485)	496
70,000	Swiss Franc	01/22/14	78,107	376
(75,000)	Swiss Franc	01/22/14	(83,727)	(361)
65,000	Swiss Franc	01/22/14	73,292	(415)
(160,000)	Swiss Franc	01/22/14	(180,856)	1,467
95,000	Swiss Franc	01/22/14	106,980	(468)
260,000	Swiss Franc	01/22/14	293,014	(1,507)
(80,000)	Euro	01/22/14	(109,988)	(67)
(145,000)	Euro	01/22/14	(199,552)	78
20,000	Euro	01/22/14	27,325	189
70,000	Euro	01/22/14	96,351	(53)
15,000	Euro	01/22/14	20,594	42
105,000	Euro	01/22/14	143,538	909
170,000	Euro	01/22/14	232,017	1,850
(280,000)	Euro	01/22/14	(385,773)	580
240,000	Euro	01/22/14	327,761	2,403
60,000	Euro	01/22/14	82,372	169
20,000	Euro	01/22/14	27,334	180
275,000	Euro	01/22/14	378,054	259
(35,000)	Euro	01/22/14	(48,113)	(36)
70,000	Euro	01/22/14	96,501	(203)
(80,000)	Euro	01/22/14	(110,064)	9
70,000	Euro	01/22/14	96,334	(36)
679,000	Euro	01/22/14	936,843	(2,753)
40,000	Pounds Sterling	01/22/14	65,071	1,158
(60,000)	Pounds Sterling	01/22/14	(98,061)	(1,281)
50,000	Pounds Sterling	01/22/14	81,507	1,279
(265,000)	Pounds Sterling	01/22/14	(432,810)	(5,953)
55,000	Pounds Sterling	01/22/14	90,170	894
160,000	Pounds Sterling	01/22/14	262,086	2,827
20,000	Pounds Sterling	01/22/14	32,692	422
(25,000)	Pounds Sterling	01/22/14	(40,941)	(452)
(50,000)	Pounds Sterling	01/22/14	(82,138)	(648)
(180,000)	Pounds Sterling	01/22/14	(292,713)	(5,315)
707,000	Pounds Sterling	01/22/14	1,158,963	11,623
(20,000)	Pounds Sterling	01/22/14	(32,719)	(395)
210,000	Pounds Sterling	01/22/14	343,804	3,895
285,000	Pounds Sterling	01/22/14	466,387	5,490
(260,000)	Pounds Sterling	01/22/14	(424,932)	(5,553)
105,000	Pounds Sterling	01/22/14	171,009	2,841
55,000	Pounds Sterling	01/22/14	90,435	629
80,000	Pounds Sterling	01/22/14	130,065	2,392
7,150,000	Japanese Yen	01/22/14	69,491	(1,589)
(6,300,000)	Japanese Yen	01/22/14	(60,467)	637
(62,900,000)	Japanese Yen	01/22/14	(612,181)	14,833
(91,200,000)	Japanese Yen	01/22/14	(891,450)	25,343
(1,400,000)	Japanese Yen	01/22/14	(13,324)	28
(16,750,000)	Japanese Yen	01/22/14	(160,799)	1,728
15,450,000	Japanese Yen	01/22/14	149,954	(3,229)
4,350,000	Japanese Yen	01/22/14	42,032	(721)
(26,000,000)	Japanese Yen	01/22/14	(252,103)	5,186

Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
12,650,000	Japanese Yen	01/22/14	$120,577	$(442)
1,850,000	Japanese Yen	01/22/14	18,025	(456)
10,700,000	Japanese Yen	01/22/14	102,433	(817)
33,450,000	Japanese Yen	01/22/14	321,515	(3,848)
(27,400,000)	Japanese Yen	01/22/14	(263,343)	3,131
(800,000)	Japanese Yen	01/22/14	(7,777)	180
28,100,000	Japanese Yen	01/22/14	272,849	(5,989)
8,850,000	Japanese Yen	01/22/14	86,229	(2,183)
(32,000,000)	Japanese Yen	01/22/14	(310,066)	6,169
15,150,000	Japanese Yen	01/22/14	145,239	(1,362)
46,450,000	Japanese Yen	01/22/14	449,821	(8,695)
4,650,000	Japanese Yen	01/22/14	45,137	(977)
17,700,000	Japanese Yen	01/22/14	172,751	(4,657)
2,010,000	Norwegian Krone	01/22/14	327,505	3,607
(510,000)	Norwegian Krone	01/22/14	(83,296)	(718)
(600,000)	Norwegian Krone	01/22/14	(98,154)	(685)
(330,000)	Norwegian Krone	01/22/14	(53,805)	(556)
570,000	Norwegian Krone	01/22/14	93,879	19
(1,710,000)	Norwegian Krone	01/22/14	(279,408)	(2,284)
(560,000)	Norwegian Krone	01/22/14	(92,005)	(245)
(1,570,000)	Norwegian Krone	01/22/14	(254,938)	(3,692)
(3,710,000)	Norwegian Krone	01/22/14	(602,026)	(9,131)
(1,320,000)	Norwegian Krone	01/22/14	(214,399)	(3,048)
5,025,000	Norwegian Krone	01/22/14	820,104	7,677
(1,720,000)	Norwegian Krone	01/22/14	(279,669)	(3,671)
1,070,000	Norwegian Krone	01/22/14	174,781	1,483
(580,000)	Norwegian Krone	01/22/14	(93,546)	(1,999)
(570,000)	Norwegian Krone	01/22/14	(92,710)	(1,188)
860,000	Norwegian Krone	01/22/14	139,812	1,858
1,240,000	Norwegian Krone	01/22/14	199,834	4,435
720,000	Norwegian Krone	01/22/14	116,513	2,094
(105,000)	New Zealand Dollar	01/22/14	(86,517)	307
(425,000)	New Zealand Dollar	01/22/14	(347,178)	(1,768)
215,000	New Zealand Dollar	01/22/14	176,719	(194)
(40,000)	New Zealand Dollar	01/22/14	(32,808)	(34)
405,000	New Zealand Dollar	01/22/14	333,927	(1,402)
280,000	New Zealand Dollar	01/22/14	228,990	904
50,000	New Zealand Dollar	01/22/14	40,905	148
(365,000)	New Zealand Dollar	01/22/14	(300,891)	1,207
(265,000)	New Zealand Dollar	01/22/14	(216,357)	(1,221)
80,000	New Zealand Dollar	01/22/14	65,706	(22)
675,000	New Zealand Dollar	01/22/14	555,399	(1,190)
(385,000)	New Zealand Dollar	01/22/14	(317,131)	1,026
35,000	New Zealand Dollar	01/22/14	28,868	(131)
(55,000)	New Zealand Dollar	01/22/14	(45,256)	98
460,000	New Zealand Dollar	01/22/14	378,535	(852)
(160,000)	New Zealand Dollar	01/22/14	(132,642)	1,274
110,000	New Zealand Dollar	01/22/14	90,161	155
(60,000)	New Zealand Dollar	01/22/14	(49,201)	(62)
(1,550,000)	Swedish Krona	01/22/14	(235,518)	(5,375)
620,000	Swedish Krona	01/22/14	96,702	(345)
2,150,000	Swedish Krona	01/22/14	328,114	6,028
660,000	Swedish Krona	01/22/14	101,042	1,531
(600,000)	Swedish Krona	01/22/14	(93,109)	(140)
(2,930,000)	Swedish Krona	01/22/14	(444,891)	(10,474)
(3,960,000)	Swedish Krona	01/22/14	(601,622)	(13,821)
(230,000)	Swedish Krona	01/22/14	(35,034)	(711)
2,680,000	Swedish Krona	01/22/14	405,833	10,679
(1,720,000)	Swedish Krona	01/22/14	(263,285)	(4,028)
290,000	Swedish Krona	01/22/14	44,102	968
(70,000)	Swedish Krona	01/22/14	(10,698)	(182)
1,290,000	Swedish Krona	01/22/14	196,589	3,896

Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
1,040,000	Swedish Krona	01/22/14	$158,847	$2,784
(2,100,000)	Swedish Krona	01/22/14	(321,084)	(5,287)
1,980,000	Swedish Krona	01/22/14	301,065	6,656
360,000	Swedish Krona	01/22/14	55,020	929
2,100,000	Swedish Krona	01/22/14	318,918	7,453
(1,800,000)	Swedish Krona	01/22/14	(272,656)	(7,091)
465,000	Singapore Dollar	01/22/14	367,081	1,395
(380,000)	Singapore Dollar	01/22/14	(302,690)	1,570
(900,000)	Singapore Dollar	01/22/14	(719,199)	6,021
220,000	Singapore Dollar	01/22/14	174,183	150
(290,000)	Singapore Dollar	01/22/14	(230,524)	723
435,000	Singapore Dollar	01/22/14	343,424	1,279
(835,000)	Singapore Dollar	01/22/14	(663,514)	1,843
(30,000)	Singapore Dollar	01/22/14	(23,851)	79
855,000	Singapore Dollar	01/22/14	684,920	(7,401)
365,000	Singapore Dollar	01/22/14	287,823	1,410
(120,000)	Singapore Dollar	01/22/14	(95,639)	549
835,000	Singapore Dollar	01/22/14	664,839	(3,169)
70,000	Singapore Dollar	01/22/14	55,272	197
165,000	Singapore Dollar	01/22/14	130,350	399
(1,235,000)	Singapore Dollar	01/22/14	(981,384)	2,745
450,000	Singapore Dollar	01/22/14	358,390	(1,801)
70,000	Singapore Dollar	01/22/14	55,777	(308)
45,000	Singapore Dollar	01/22/14	35,515	144
(155,000)	Singapore Dollar	01/22/14	(123,828)	1,003
(320,000)	Singapore Dollar	01/22/14	(255,794)	2,220
(160,000)	Singapore Dollar	01/22/14	(126,237)	(551)

				$31,831

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of December 31, 2013.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Exchange Traded Product	$3,601,065	$-	$-	$3,601,065
Total Investments At Value	$3,601,065	$-	$-	$3,601,065
Other Financial Instruments**
Forward Currency Contracts	-	211,383	-	211,383
Futures	3,635	-	-	3,635
Total Assets	$3,604,700	$211,383	$-	$3,816,083
Liabilities
Other Financial Instruments**
Forward Currency Contracts	-	(179,552)	-	(179,552)
Total Liabilities	$-	(179,552)	$-	$(179,552)

**
Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forward currency contracts, which are valued at the unrealized appreciation (depreciation) at period end.

There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

PAYSON TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2013 (Unaudited)

AF	Shares	Security Description	Value

Common Stock - 96.4%
Communications - 7.7%
33,707	Cisco Systems, Inc.	$756,722
32,523	DIRECTV (a)	2,247,014
42,509	John Wiley & Sons, Inc., Class A	2,346,497
		5,350,233
Consumer Discretionary - 8.9%
36,200	Coach, Inc.	2,031,906
36,248	Kohl's Corp.	2,057,074
21,700	McDonald's Corp.	2,105,551
		6,194,531
Consumer Staples - 9.9%
41,750	Merck & Co., Inc.	2,089,588
22,420	PepsiCo, Inc.	1,859,515
25,000	Wal-Mart Stores, Inc.	1,967,250
29,967	Weight Watchers International, Inc.	986,813
		6,903,166
Energy - 13.6%
29,674	BP PLC, ADR	1,442,453
34,000	ConocoPhillips	2,402,100
31,880	Devon Energy Corp.	1,972,415
20,989	Marathon Petroleum Corp.	1,925,321
87,394	Peabody Energy Corp.	1,706,805
		9,449,094
Financial - 17.8%
32,600	Aflac, Inc.	2,177,680
45,577	American International Group, Inc.	2,326,706
156,000	Bank of America Corp.	2,428,920
17,156	Berkshire Hathaway, Inc., Class B (a)	2,034,015
1,635	Mastercard, Inc., Class A	1,365,977
5,925	Visa, Inc., Class A	1,319,379
15,000	Wells Fargo & Co.	681,000
		12,333,677
Health Care - 7.7%
44,079	Abbott Laboratories	1,689,548
13,223	Johnson & Johnson	1,211,095
24,391	Sanofi, ADR	1,308,089
28,952	Teva Pharmaceutical Industries, Ltd., ADR	1,160,396
		5,369,128
Industrials - 11.4%
9,300	Danaher Corp.	717,960
22,665	General Dynamics Corp.	2,165,641
42,526	Joy Global, Inc.	2,487,346
6,060	Parker Hannifin Corp.	779,558
15,335	United Technologies Corp.	1,745,123
		7,895,628

AF	Shares	Security Description	Value

Technology - 19.4%
5,868	Apple, Inc.	$3,292,594
39,500	Harris Corp.	2,757,495
11,830	IBM	2,218,953
100,066	Intel Corp.	2,597,713
70,300	Microsoft Corp.	2,631,329
		13,498,084
Total Common Stock (Cost $52,484,735)		66,993,541

Investment Companies - 3.1%
52,000	Vanguard FTSE Emerging Markets ETF (Cost $2,099,066)	2,139,280

Total Investments - 99.5% (Cost $54,583,801)*		$69,132,821
Other Assets & Liabilities, Net – 0.5%		364,601
Net Assets – 100.0%		$69,497,422

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
PLC	Public Limited Company
(a)	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$14,938,372
Gross Unrealized Depreciation	(389,352)
Net Unrealized Appreciation	$14,549,020

PAYSON TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2013 (Unaudited)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$69,132,821
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$69,132,821

The Level 1 value displayed in this table is Common Stock and Investment Companies. Refer to the Schedule of Investments for a further breakout of each security by industry.

There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/Stacey E. Hong
Stacey E. Hong, Principal Exective Officer

Date:	February 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacey E. Hong
Stacey E. Hong, Principal Exective Officer

Date:	February 21, 2014

By:	/s/Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	February 21, 2014